1933 Act Registration No. 333-71853
1940 Act Registration No. 811-09225

As filed with the Securities and Exchange Commission on April 26, 2002.

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 6

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 6

AAL VARIABLE ANNUITY ACCOUNT II
(Exact name of registrant as specified in charter)

Aid Association for Lutherans
(Name of Depositor)
625 FOURTH AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55415
(Address of Principal Executive Offices)(Zip Code)

Depositor's Telephone Number, including Area Code: (612)340-7005

WOODROW E. ENO, ESQ.
Senior Vice President, Secretary and General Counsel of
AID ASSOCIATION FOR LUTHERANS
625 FOURTH AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55415
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
[ X ] on April 30, 2002 pursuant to paragraph (b)(1)(v) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ] on March 1, 2001 pursuant to paragraph (a)(1) of Rule 485.
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ] on _________, pursuant to paragraph (a)(2) of Rule 485.

Title of securities being registered: Units of interest in single premium immediate variable annuity certificates.

AAL VARIABLE ANNUITY ACCOUNT II

Prospectus

Dated April 30, 2002

for the SINGLE PREMIUM IMMEDIATE
VARIABLE ANNUITY CERTIFICATES

On January 1, 2002, Lutheran Brotherhood (LB) merged with and into Aid Association for Lutherans (AAL). The merged organization will begin operating by a new name as soon as possible after the new name is approved by its members and certain regulators. In the meantime, the legal name of the organization continues to be AAL, although it does business using the trade name: Aid Association for Lutherans/Lutheran Brotherhood (AAL/LB). We are a fraternal benefit society organized under the laws of the State of Wisconsin. The merged organization operates under the Articles of Incorporation and Bylaws of AAL. The term “we,” “us” or “our” in this prospectus refers to AAL/LB, the merged organization.

This prospectus describes the single premium immediate variable annuity certificate (the certificate) AAL/LB offers. We offer the certificates to people (you, your) who are eligible for membership in AAL/LB as well as employees of AAL/LB and its affiliates.

The certificate may be sold to or issued in connection with retirement plans, including plans that qualify for special federal income tax treatment under the Internal Revenue Code.

You may allocate premiums and transfer your investment to one of several subaccounts of AAL Variable Annuity Account II or the fixed account. The assets of each subaccount are invested solely in a corresponding portfolio of AAL Variable Product Series Fund, Inc. (the AAL Fund) or the LB Series Fund, Inc. (the LB Fund) (together the Funds).

Under the certificate, we make periodic annuity payments to you (or other designated payees). The dollar amount of each annuity payment may vary according to the investment performance of the portfolios in which the selected subaccounts invest and the interest we credit under the fixed account.

The certificate is not considered a deposit or other obligation of any bank, credit union or any affiliated entity. Neither the Federal Deposit Insurance Corporation (FDIC) nor any other agency insures or protects the certificates. You bear the investment risk of amounts invested in the separate account.

This prospectus sets forth the information about the separate account and the certificate you should know before you purchase a certificate. You can get more information about AAL/LB, the separate account and the certificate in the Statement of Additional Information (SAI). We filed the SAI, bearing the same date, with the SEC and incorporate by reference the SAI into this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC. A copy of the SAI may be obtained without charge by calling AAL/LB at (800) 225-5225, or by writing us at our principal office at 625 Fourth Avenue South, Minneapolis, Minnesota 55415. A Table of Contents for the SAI appears at the end of this prospectus.

Prospectuses for the Funds accompany this prospectus. Please read all prospectuses carefully and keep them for future reference.

These certificates have not been approved or disapproved by the SEC, nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Table of Contents

Definitions                                                                   2

Summary                                                                       4

Fees and Expense Tables                                                       6

Performance Information                                                      13

AAL/LB, the Accounts and the Funds                                           13

The Certificate                                                              17
       Application and Purchase                                              17
       Crediting and Allocating Your Premium Payment                         17
       Free Look Period                                                      17
       Owners, Payees and Annuitants                                         18
       Adult and Juvenile Certificates                                       18
       Beneficiaries                                                         18
       Assignments of Ownership                                              19

Annuity Payments                                                             19
       Selecting an Annuity Payment Option                                   19
       Annuity Payment Options                                               19
       Annuity Payment Dates                                                 20
       Fixed Account Annuity Payment                                         20
       Variable Annuity Payments                                             20
       Preferred Class Annuity Payments                                      21

Transfers Among the Subaccounts and/or the Fixed Account                     22

Surrenders and Withdrawals                                                   22

Death of the Owner and/or Annuitant                                          23

Certificate Fees and Charges                                                 23

General Information About the Certificates                                   24

Federal Tax Matters                                                          26

Other Information                                                            29

Illustrations of Annuity Payments Assuming Hypothetical Rates of Return      30

Condensed Financial Information                                              35

Definitions

AAL: Aid Association for Lutherans.

AAL/LB (we, us, our): the merged organization of Aid Association for Lutherans/Lutheran Brotherhood, a fraternal benefit society owned by and operated for its members..

AAL/LB representative: a registered representative who is licensed to sell AAL/LB products.

AAL CMC: AAL Capital Management Corporation.

AAL Fund: AAL Variable Product Series Fund, Inc.

annuitant: The person on whose life or life expectancy the certificate is based.

annuity payment: One of a series of periodic distributions.

annuity payment date: The date of the month on which you elect to receive annuity payments.

annuity payment period: The period during which annuity payments are made.

annuity unit: The accounting unit of measurement used to calculate the amount of the annuity payment.

annuity unit value: The value of an annuity unit for a subaccount for a given valuation period.

assumed investment return: The investment return upon which the variable annuity payments are based.

beneficiary: The person who you have chosen to receive the death proceeds upon the annuitant's death.

certificate: The contract between you and us providing the single premium immediate variable annuity.

certificate anniversary: The same date in each year as the issue date.

certificate year: A period beginning on a certificate anniversary and ending on the day immediately preceding the next certificate anniversary.

Code: The Internal Revenue Code of 1986, as amended.

commuted value: The present value of any remaining future payments for the rest of the guaranteed payment period. In calculating the commuted value for the fixed account, we will use an interest rate that is currently 0.5% higher than the rate used to determine the annuity payments. The maximum valuation interest rate for single premium immediate annuities is specified in your state’s insurance laws. For the subaccounts, the interest rate we currently use is 0.5% greater than the assumed investment return you selected.

death proceeds: The amount payable from your certificate to your beneficiary in the event of the annuitant's death (during the guaranteed payment period).

fixed account: Part of the general account of AAL/LB, which includes all of AAL/LB’s assets other than those in any separate account of AAL/LB.

free look period: The period of time during which you may cancel the certificate without penalty.

Funds: AAL Variable Product Series Fund, Inc. and LB Series Fund, Inc., together.

good order: Any request that is made upon the appropriate, fully completed and executed AAL/LB form.

home office: Our principal executive office located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415. The toll-free number is (800) 225-5225.

issue date: The effective date of the certificate, generally the date on which we apply your premium.

LB: Lutheran Brotherhood.

LB Fund: LB Series Fund, Inc.

member: Generally, Lutherans and their families and persons serving or associated with Lutherans or Lutheran organizations and their families. You apply for membership by completing a membership application at the time you complete an application for the Single Premium Immediate Variable Annuity or other AAL/LB insurance product. Associate members do not have to buy an insurance product but other requirements apply.

net asset value: Each portfolio's share value at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) for any valuation date.

owner, you, your, yours: The person or entity who owns the certificate.

payee: The person you designate to receive payments under the certificate.

portfolio: One of a series of the Funds currently available for investment through a corresponding subaccount.

preferred class: the class of owners whose premium originates from an annuity or life insurance product issued by AAL, LB, AAL/LB, LB Variable Insurance Product Company, The AAL Mutual Funds (except The AAL Money Market Fund) or the LB Family of Funds (except the LB Money Market Fund). The owner of a preferred class certificate may receive slightly higher annuity payments than applicable to an owner of a non-preferred class certificate.

premium: The payment you invest in the certificate.

proof of death: A certified copy of the death certificate or a certified decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to AAL/LB.

qualified plan: A retirement plan that receives favorable tax treatment under Section 401, 403(b), 408 or 408A of the Code.

SAI: Statement of Additional Information.

SEC: Securities and Exchange Commission.

separate account: AAL Variable Annuity Account II, which is separate from AAL/LB's general account.

service center: The Annuity Customer Interaction Center located at 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. The toll-free telephone number is (800) 225-5225, locally (920) 734-5721.

subaccount: A division of the separate account that invests exclusively in shares of a single portfolio of the Fund.

valuation date: Any date we are open for business and the New York Stock Exchange is open for regular trading.

valuation period: The period of time from the end of one valuation date to the end of the next valuation date.

written request: A written request or notice signed by the owner, received in good order by AAL at its service center and satisfactory in form and content to AAL.

Summary

This summary gives you a brief overview of the more significant aspects of the certificate. Please refer to the remainder of this prospectus for more detailed information. The certificate along with any riders or endorsements constitutes the entire agreement between you and us. Please retain them as part of your permanent records.

The Certificate

The certificate is an individual single premium immediate variable annuity that allows you to receive periodic payments whose amounts are adjusted up or down according to the performance of various underlying subaccounts you select.

Purchase of the Certificate

You may purchase the certificate for a minimum single premium of $5000. The certificate may not be available for purchase in all states.

Investment Options

The certificate offers a choice of several variable investment options. You bear the investment risk as to the performance of the variable investment options. The certificate also offers a fixed account option under which we pay a fixed rate of interest at an annual rate of at least 3.5%. You bear the risk that we do not pay a higher rate of interest.

Each variable investment option or subaccount invests in a corresponding portfolio of a Fund. The portfolios of the respective Funds include:

AAL Variable Product Series Fund, Inc.           LB Series Fund, Inc.
-----------------------------------------------------------------------------

AAL Technology Stock Portfolio                   Opportunity Growth Portfolio

AAL Aggressive Growth Portfolio                  FTI Small Cap Growth Portfolio

AAL Small Cap Stock Portfolio                    MFS Mid Cap Growth Portfolio

AAL Small Cap Index Portfolio                    Mid Cap Growth Portfolio

AAL Mid Cap Stock Portfolio                      FI All Cap Portfolio

AAL Mid Cap Index Portfolio                      Growth Portfolio

AAL International Portfolio                      MFS Investors Growth Portfolio

AAL Capital Growth Portfolio                     TRP Growth Stock Portfolio

AAL Large Company Index Portfolio                High Yield Portfolio

AAL Equity Income Portfolio                      Income Portfolio

AAL Balanced Portfolio                           Limited Maturity Bond Portfolio

AAL High Yield Bond Portfolio

AAL Bond Index Portfolio

AAL Money Market Portfolio
--------------------------------------------------------------------------------

All investment  options may not be available in all states. You may invest in up to 15 subaccounts at any one time.

Charges and Deductions

There are charges that occur on the separate account level and the fund level. If you invest in the separate account, you will incur a mortality and expense risk charge computed at an aggregate annualized rate of 1.25% on the average daily net asset value of the separate account.

If you withdraw from or surrender the certificate, we calculate the commuted value you receive for the fixed account using an interest rate that is currently 0.5% higher than the rate used to determine the annuity payments. For variable subaccounts, we currently use an interest rate of 0.5% greater than the assumed investment return that you selected. Since we use a higher interest rate in calculating the commuted value, the certificate has an indirect withdrawal and surrender charge. Also, the amount that you will receive upon a withdrawal or surrender of the certificate will be less than you would receive had you chosen to continue receiving annuity payments. While there is no direct surrender charge, the computation of the commuted value assumes an indirect charge that varies with each situation. However, this indirect charge will never exceed 6%.

A daily charge based on a percentage of each portfolio’s average daily net asset value is payable by each portfolio to its investment adviser. In addition to the investment advisory fees, each portfolio incurs other operating expenses that may vary. See the accompanying fund prospectuses for more information concerning the investment advisory fee.

For information concerning compensation paid for the sale of the certificates, see Other Information – Distribution Arrangements.

Free Look Period

You may cancel your certificate within 10 days starting on the day you receive it. This 10-day period is called the free look period. Some states require that we provide you a longer free look period. In some states we restrict the initial premium allocation to the Money Market Subaccount during the free look period. For more information concerning our procedures see Free Look Period.

Withdrawals and Surrenders

Unless your certificate is irrevocable, you may withdraw from or surrender the certificate for its commuted value. If you take a withdrawal from or surrender the certificate before attaining age 59½, you may be subject to a 10% premature distribution penalty tax in addition to ordinary income tax.

Transfers

You may transfer all or a part of your certificate’s value among the subaccounts or from the subaccounts to the fixed account subject to certain limitations. We do not allow transfers from the fixed account. You may make up to twelve transfers per certificate year. Certain other restrictions apply to transfers.

Annuity Payment Amount

We determine the amount of your annuity payment based upon your premium, the annuity payment option you choose, and the investment allocation(s) that you make to the separate or fixed account.

Preferred Class

For purposes of calculating your annuity payments, you may be part of a preferred class of individuals. You are part of the preferred class if your premium comes from proceeds from an annuity or life insurance product issued by AAL, LB, AAL/LB, LB Variable Insurance Product Company, The AAL Mutual Funds (except The AAL Money Market Fund) or the LB Family of Funds (except the LB Money Market Fund). We calculate annuity payments for the preferred class using a higher assumed investment return (for the initial annuity payment from the separate account) and a higher interest rate (for all annuity payments from the fixed account). Lower expenses in issuing these certificates allow us to provide slightly higher annuity payments to these owners.

The preferred class is not available in all states.

Federal Tax Treatment

Generally, there should be no federal income tax on increases of accumulated value until there is a distribution. All or a portion of every distribution or annuity payment will generally be taxable as ordinary income. The taxable portion of most distributions will be subject to withholding unless the payee elects otherwise. There may be tax penalties if you take a distribution before reaching age 59½. Current tax laws may change at any time.

Replacements

It may not be advantageous to replace your existing annuity, life insurance, or mutual fund with the certificate. You should consult your AAL/LB representative if you are considering such a replacement, and should carefully consider whether or not this certificate is the best product for you. You should also consult your tax adviser regarding the tax implications of replacing an existing investment with the certificate.

Fees and Expense Tables

The following expense tables describe all of the expenses that you would incur as a certificate owner. The tables are intended to help you in understanding the various costs and expenses under the certificate. The certificates are not currently subject to state premium taxes. No sales charge (load) is paid upon the purchase of the certificate. The tables reflect all expenses for both the separate account and the underlying Funds. For a complete discussion of certificate costs and expenses see Certificate Fees and Charges. For more information regarding the expenses of the Funds, see the attached applicable fund prospectus.

             Certificate Owner Transaction Expenses:
------------------------------------------------------------------------------
 Sales Charge Imposed on Premium Payment                                NONE
 Transfer Fee                                                           NONE/1/
 Maximum Indirect Surrender Charge                                        6%/2/

 Annual Certificate Fees:                                               NONE
------------------------------------------------------------------------------

                 Separate Account Annual Expenses
        (as a percentage of net assets of each subaccount)
------------------------------------------------------------------------------
 Mortality and Expense Risk Charges                                    1.25%
 Administrative Charge                                                  NONE
------------------------------------------------------------------------------
 Total Separate Account Annual Expenses                                1.25%
------------------------------------------------------------------------------

------------------
/1/ You can make up to twelve transfers from the subaccounts in each certificate year.

/2/ If  you  withdraw  from or  surrender  the  certificate,  we will pay you the commuted  value of the future  payments  for the  remaining  guaranteed  payment period.  We calculate the commuted value you receive for the fixed account using an interest  rate that is currently  0.5% higher than the rate used to determine the annuity  payments.  For variable  subaccounts,  we currently use an interest rate that is 0.5% greater than the assumed  investment return that you selected.
Since we use a higher  interest  rate in  calculating  the commuted  value,  the certificate has an indirect  withdrawal and surrender  charge.  Also, the amount that you will receive upon a withdrawal or surrender of the certificate  will be less  than you  would  receive  had you  chosen to  continue  receiving  annuity payments.

             AAL Variable Product Series Fund, Inc. Annual Expenses
           (as a percentage of average net assets of each portfolio):
------------------------------------------------------------------------------------------
                                                                       Total Annual Fund
                                                      Other Expenses    Expenses After
                                      Investment       After Expense        Expense
Portfolio                            Advisory Fees    Reimbursement     Reimbursement/1/
------------------------------------------------------------------------------------------
AAL Technology Stock Portfolio           0.75%            0.00%             0.75%
AAL Aggressive Growth Portfolio          0.80             0.00              0.80
AAL Small Cap Stock Portfolio            0.70             0.00              0.70
AAL Small Cap Index Portfolio            0.35             0.05              0.40
AAL Mid Cap Stock Portfolio              0.70             0.00              0.70
AAL Mid Cap Index Portfolio              0.35             0.00              0.35
AAL International Portfolio              0.80             0.00              0.80
AAL Capital Growth Portfolio             0.65             0.00              0.65
AAL Large Company Index Portfolio        0.32             0.03              0.35
AAL Equity Income Portfolio              0.45             0.00              0.45
AAL Balanced Portfolio                   0.31             0.04              0.35
AAL High Yield Bond Portfolio            0.40             0.00              0.40
AAL Bond Index Portfolio                 0.35             0.00              0.35
AAL Money Market Portfolio               0.35             0.00              0.35
------------------------------------------------------------------------------------------

------------------
/1/ The  adviser,  AAL CMC  agreed to pay on behalf of the
Fund or to  reimburse  the Fund for all expenses in excess of 0.35% for the Bond
Index and Money Market Portfolios,  0.80% for the International  Stock Portfolio
and 0.40% for the High Yield Bond Portfolio.  On January 1, 2002,  AAL/LB became the  investment  adviser  for the AAL Fund.  The  adviser  also  reimburses  all expenses in excess of the management fees for the Technology  Stock,  Aggressive
Growth, Small Cap Stock, Mid Cap Stock, Mid Cap Index, Capital Growth and Equity
Income Portfolios. AAL can reduce or terminate this voluntary reimbursement upon
30-days'  written  notice  to  the  Fund.   AAL/LB  intends  to  continue  these
reimbursements  throughout  2002.  Absent the expense  reimbursement,  the total portfolio expenses for the period ended December 31, 2001 would have been:

---------------------------------------------------------------------
                                  Other           Total Annual
  Portfolio                     Expenses          Fund Expenses
---------------------------------------------------------------------
 AAL Technology Stock             1.01%              1.76%
 AAL Aggressive Growth            0.93               1.73
 AAL Small Cap Stock              0.65               1.35
 AAL Mid Cap Stock                0.75               1.45
 AAL Mid Cap Index                0.78               1.13
 AAL International                0.28               1.08
 AAL Capital Growth               0.39               1.04
 AAL Equity Income                0.72               1.17
 AAL High Yield Bond              0.25               0.65
 AAL Bond Index                   0.14               0.49
 AAL Money Market                 0.16               0.51
---------------------------------------------------------------------

                     LB Series Fund, Inc. Annual Expenses
           (as a percentage of average net assets of each portfolio):
--------------------------------------------------------------------------------
                                                              Total Annual Fund
                              Investment     Other Expenses     Expenses After
                               Advisory      After Expense          Expense
Portfolio                        Fees        Reimbursement      Reimbursement/1/
--------------------------------------------------------------------------------
Opportunity Growth               0.40%           0.00%              0.40%
FTI Small Cap Growth             1.00            0.00               1.00
MFS Mid Cap Growth               0.90            0.00               0.90
Mid Cap Growth                   0.40            0.00               0.40
FI All Cap                       0.95            0.00               0.95
Growth                           0.40            0.00               0.40
MFS Investors Growth             0.80            0.00               0.80
TRP Growth Stock                 0.80            0.00               0.80
High Yield                       0.40            0.00               0.40
Income                           0.40            0.00               0.40
Limited Maturity Bond            0.40            0.00               0.40
--------------------------------------------------------------------------------

-------------------
/1/ The amount shown for LB Fund annual  expenses  does not
reflect a  deduction  for  operating  expenses  of the LB Fund,  other  than the investment  advisory fee, since our  affiliate,  Lutheran  Brotherhood  Variable
Insurance  Products  Company  (LBVIP),  has agreed to reimburse  the LB Fund for these operating expenses. For the fiscal year ending December 31, 2001, the Fund reimbursed approximately $4,026,766 for such operating expenses which would have represented  approximately  0.05% of the average daily net assets of each of the portfolios in the LB Fund without the reimbursement.  The expense  reimbursement agreement  could be  terminated  at any time by the mutual  agreement  of the LB
Fund, AAL/LB and LBVIP, but the LB Fund, AAL/LB and LBVIP currently  contemplate that the expense  reimbursement  agreement  will continue so long as the LB Fund remains in existence.  If the expense  reimbursement  were terminated,  the Fund would be required to pay these  operating  expenses,  which would reduce the net investment  return on the shares of the LB Fund held by the  subaccounts  of the separate  account.  Operating  expenses  for the new  portfolios  (FTI Small Cap
Growth,  MFS Mid Cap Growth,  FI All Cap,  MFS  Investors  Growth and TRP Growth
Stock  Portfolios)  are  expressed as a percentage  of average  daily net assets based on  management's  estimate of expenses for the current fiscal year.  These portfolios began operations on November 30, 2001.

Examples

The following examples illustrate the expenses incurred on a $1,000 investment assuming a 5% annual return on assets and a female annuitant age 40 with a 3% assumed investment return. The examples reflect reimbursements of fund expenses for all portfolios except the AAL Small Cap Index, Large Company Index and Balanced Portfolios. These reimbursements are anticipated to continue through 2002, but may be terminated at any time.

If you elect a life income payment option with a 10-year guaranteed payment period and you do not surrender your certificate at the end of the periods shown:

--------------------------------------------------------------------------------
     Subaccount              1 Year        3 Years       5 Years        10 Years
--------------------------------------------------------------------------------
  Technology Stock             $20          $59           N/A            N/A
  Aggressive Growth             20           61           N/A            N/A
  Small Cap Stock               19           58           N/A            N/A
  Small Cap Index               17           49           $82           $159
  Mid Cap Stock                 19           58           N/A            N/A
  Mid Cap Index                 16           48           N/A            N/A
  International                 20           61           100            192
  Capital Growth                19           56           N/A            N/A
  Large Company Index           16           48            79            153
  Equity Income                 17           51           N/A            N/A
  Balanced                      16           48            79            153
  High Yield Bond               17           49            81            158
  Bond Index                    16           48            79            153
  Money Market                  16           48            79            153
  Opportunity Growth            17           49           N/A            N/A
  FTI Small Cap Growth          22           66           N/A            N/A
  MFS Mid Cap Growth            21           63           N/A            N/A
  Mid Cap Growth                17           49           N/A            N/A
  FI All Cap                     2           65           N/A            N/A
  Growth                        17           49           N/A            N/A
  MFS Investors Growth          20           61           N/A            N/A
  TRP Growth Stock              20           61           N/A            N/A
  High Yield                    17           49           N/A            N/A
  Income                        17           49           N/A            N/A
  Limited Maturity Bond          7           49           N/A            N/A
--------------------------------------------------------------------------------

If you  elect a  10-year  fixed  period  income  payment  option  and you do not surrender your certificate at the end of the periods shown:

--------------------------------------------------------------------------------
     Subaccount                1 Year      3 Years      5 Years     10 Years
--------------------------------------------------------------------------------

   Technology Stock            $18          $50           N/A            N/A
   Aggressive Growth            19           51           N/A            N/A
   Small Cap Stock              18           49           N/A            N/A
   Small Cap Index              15           41           $62            $80
   Mid Cap Stock                18           49           N/A            N/A
   Mid Cap Index                15           40           N/A            N/A
   International                19           51            75             97
   Capital Growth               18           47           N/A            N/A
   Large Company Index          15           40            59             77
   Equity Income                16           42           N/A            N/A
   Balanced                     15           40            59             77
   High Yield Bond              15           41            61             79
   Bond Index                   15           40            59             77
   Money Market                 15           40            59             77
   Opportunity Growth           15           41           N/A            N/A
   FTI Small Cap Growth         21           56           N/A            N/A
   MFS Mid Cap Growth           20           53           N/A            N/A
   Mid Cap Growth               15           41           N/A            N/A
   FI All Cap                   20           55           N/A            N/A
   Growth                       15           41           N/A            N/A
   MFS Investors Growth         19           51           N/A            N/A
   TRP Growth Stock             19           51           N/A            N/A
   High Yield                   15           41           N/A            N/A
   Income                       15           41           N/A            N/A
   Limited Maturity Bond        15           41           N/A            N/A
--------------------------------------------------------------------------------

If you elect a life  income  payment  option with a 10-year  guaranteed  payment period and you surrender your certificate at the end of the periods shown:

---------------------------------------------------------------------------------
     Subaccount                 1 Year     3 Years       5 Years       10 Years
---------------------------------------------------------------------------------
   Technology Stock              $26        $63           N/A            N/A
   Aggressive Growth              26         64           N/A            N/A
   Small Cap Stock                25         61           N/A            N/A
   Small Cap Index                23         53           $84           $159
   Mid Cap Stock                  25         61           N/A            N/A
   Mid Cap Index                  22         51           N/A            N/A
   International                  26         64           101            192
   Capital Growth                 25         60           N/A            N/A
   Large Company Index            22         51            80            153
   Equity Income                  23         54           N/A            N/A
   Balanced                       22         51            80            153
   High Yield Bond                22         53            83            158
   Bond Index                     22         51            80            153
   Money Market                   22         51            80            153
   Opportunity Growth             22         53           N/A            N/A
   FTI Small Cap Growth           28         70           N/A            N/A
   MFS Mid Cap Growth             27         67           N/A            N/A
   Mid Cap Growth                 22         53           N/A            N/A
   FI All Cap                     28         68           N/A            N/A
   Growth                         22         53           N/A            N/A
   MFS Investors Growth           26         64           N/A            N/A
   TRP Growth Stock               26         64           N/A            N/A
   High Yield                     22         53           N/A            N/A
   Income                         22         53           N/A            N/A
   Limited Maturity Bond          22         53           N/A            N/A
---------------------------------------------------------------------------------

If you elect a 10-year fixed period income payment option and you surrender your certificate at the end of the periods shown:

---------------------------------------------------------------------------------
        Subaccount              1 Year     3 Years       5 Years        10 Years
---------------------------------------------------------------------------------
   Technology Stock              $35        $60           N/A            N/A
   Aggressive Growth              35         61           N/A            N/A
   Small Cap Stock                35         59           N/A            N/A
   Small Cap Index                32         51           $67            $80
   Mid Cap Stock                  35         59           N/A            N/A
   Mid Cap Index                  31         50           N/A            N/A
   International                  35         61            80             97
   Capital Growth                 34         57           N/A            N/A
   Large Company Index            31         50            64             77
   Equity Income                  32         53           N/A            N/A
   Balanced                       31         50            64             77
   High Yield Bond                32         51            66             79
   Bond Index                     31         50            64             77
   Money Market                   31         50            64             77
   Opportunity Growth             32         51           N/A            N/A
   FTI Small Cap Growth           37         66           N/A            N/A
   MFS Mid Cap Growth             36         63           N/A            N/A
   Mid Cap Growth                 32         51           N/A            N/A
   FI All Cap                     37         65           N/A            N/A
   Growth                         32         51           N/A            N/A
   MFS Investors Growth           35         61           N/A            N/A
   TRP Growth Stock               35         61           N/A            N/A
   High Yield                     32         51           N/A            N/A
   Income                         32         51           N/A            N/A
   Limited Maturity Bond          32         51           N/A            N/A
---------------------------------------------------------------------------------

Note: These examples should not be considered representations of past or future expenses for the separate account or for any portfolio. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Condensed financial information containing the annuity unit value history appears at the end of this prospectus.

Performance Information

From time to time, the separate account may include in advertisements and other sales materials several types of performance information for the subaccounts. This information may include “average annual total return.” The Bond Index, Balanced, High Yield Bond, High Yield, Income and Limited Maturity Bond Subaccounts may also advertise “yield.” The Money Market Subaccount may advertise “yield” and “effective yield.” Advertised yields and total returns include all charges and expenses attributable to the certificate. Therefore, a portfolio’s performance will not be directly comparable to that of a mutual fund or an unmanaged index used as a benchmark.

The performance information that we may present is not an estimate or guarantee of future investment performance and does not represent the actual investment experience of amounts invested by a particular owner. Additional information concerning a subaccount’s performance appears in the SAI.

Total Return and Yield Quotations

Average annual total return figures measure the net income of a subaccount and any realized or unrealized gains or losses of the underlying investments in the subaccount, over the period stated.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (seven-day period for the Money Market Subaccount), expressed as a percentage of the value of the subaccount’s annuity units. Yield is an annualized figure, which means that we assume that the subaccount generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Subaccount similarly, but include the increase due to assumed compounding. The Money Market Subaccount’s effective yield will be slightly higher than its yield due to this compounding effect.

Expense and performance information for the portfolios may be compared in advertising, sales literature and other communications to that of other variable products tracked by Lipper Analytical Services, Inc. (Lipper), Variable Annuity Research Data Service (VARDS), Morningstar, Inc. (Morningstar) and other services. In addition, we may compare the performance of the portfolios to the S&P MidCap 400 Index, S&P 500 Index, the S&P SmallCap 600 Index, the Wilshire Small Cap Index, the Lehman Aggregate Bond Index, the Dow Jones Industrial Average, Merrill Lynch High Yield Master Index and other widely recognized indices. Unmanaged indices assume the reinvestment of dividends, if any, but do not reflect any deduction for fund expenses. We periodically report performance ratings in financial publications such as Forbes, Barron’s, Fortune, Money Magazine, Business Week, Financial Planning, The New York Times and The Wall Street Journal.

We may also report other information concerning the effect of tax-deferred compounding on a subaccount’s returns that may be illustrated by tables, graphs or charts. All income and capital gains derived from subaccount investments are reinvested and lead to substantial long-term accumulation of assets, provided that the underlying portfolio’s investment experience is positive.

See the Fund prospectuses and SAI for a more complete description of the methods used to calculate a portfolio's yield and total return.

AAL/LB, the Accounts and the Funds

AAL/LB

AAL/LB is a non-profit, non-stock, membership organization licensed to do business as a fraternal benefit society in all states. On January 1, 2002, AAL and LB merged creating the largest fraternal benefit society in the United States. The merged organization provides high quality insurance coverage, financial products and services, and fraternal benefits to help enhance the lives of our members. The merged organization operates under the Articles of Incorporation and Bylaws of AAL. Membership is open to Lutherans and their families, individuals employed by or associated with Lutheran organizations and individuals who are co-owners of closely held businesses owned primarily by Lutherans subject to AAL/LB’s membership eligibility rules. AAL/LB members are joined together for insurance, education and volunteer opportunities.

The Separate Account

We established the separate account under the laws of the State of Wisconsin on February 4, 1999. The separate account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940 (the 1940 Act). The separate account meets the definition of a separate account under Federal securities laws. The SEC does not supervise the management or investment practices or policies of the separate account.

The separate account is divided into subaccounts. A premium flows through the certificate to either the separate account or the fixed account according to your instructions. From the separate account, the premium flows to the subaccounts in the amounts or percentages you allocate. In turn, the subaccounts invest in shares of one of the corresponding portfolios of a fund. The portfolios and their investment objectives are described below. We make no assurance that the portfolios will meet their investment objectives.

You bear all the investment risk for premiums allocated to the subaccounts. Annuity payments and commuted value will vary with the performance of the subaccounts.

We may substitute a different investment option for any of the current portfolios of either of the Funds. The substituted investment option may have different fees and expenses. However, before any such substitution, we would need the approval of the SEC and applicable state insurance departments. We will notify you of any substitutions. We may make substitutions, open new subaccounts, or close subaccounts with regard to any one or more of the following as of any specified date: existing accumulated value, future premiums, existing owners, and/or future owners.

Under Wisconsin law, the assets of the separate account that are equal to the reserves and other contract liabilities of the separate account are not chargeable with liabilities arising out of any other business we may conduct. We will maintain an amount of assets in the separate account that always has a value approximately equal to the reserves allocated to the separate account under the certificates. This amount will always be greater than the commuted values allocated to the separate account under the certificates. Income gains and losses, whether or not realized, are, in accordance with the certificates, credited to or charged against the separate account without regard to our other income, gains or losses. Obligations arising under the certificates are our obligations.

The Fixed Account

Amounts allocated to fixed account under the certificate are part of our general account that supports our annuity and insurance obligations. Because of exemptive and exclusionary provisions, we have not registered interests in the fixed account under the Securities Act of 1933 nor the fixed account as an investment company under the 1940 Act. The SEC has not reviewed the disclosure relating to the fixed account. However, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses.

You have no voting rights with respect to fixed account values.

The Funds

You may allocate your premium to one or more of the subaccounts. The subaccounts, in turn, invest in shares of a corresponding portfolio of either the AAL Fund or the LB Fund. The AAL Fund is a Maryland corporation registered with the SEC under the 1940 Act as a diversified, open-end investment company commonly known as a mutual fund. The LB Fund is a Minnesota corporation also registered with the SEC as a mutual fund. These registrations do not involve supervision by the SEC of the management or investment practices or policies of either fund.

The Funds currently offer their shares to several separate accounts of AAL/LB as well as retirement plans. We also purchase fund shares directly. At this time, AAL/LB does not anticipate any disadvantages to owners arising from the sale of fund shares to support variable life insurance and variable annuity certificates, or from shares being sold to separate accounts of insurance companies that may be affiliated with AAL/LB. However, AAL/LB will monitor events in order to identify any material irreconcilable conflicts that may arise, and will determine what action, if any, it should take in response to these conflicts. In addition, if AAL/LB believes that the Funds’ response to any of these conflicts does not sufficiently protect owners, we will take appropriate action on our own.

Although the investment objectives and policies of certain portfolios may be similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, nevertheless, we do not represent or ensure you that the investment results will be comparable to any other portfolio, even where the investment advisers or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in portfolio performance. For all of these reasons, you should expect investment results to differ. In particular, certain portfolios available only through the certificate may have names similar to portfolios not available through the certificate. The performance of a portfolio not available through the certificate does not indicate performance of the similarly named portfolio available through the certificate.

AAL CMC advised the AAL Fund and LB advised the LB Fund until December 31, 2001. On January 1, 2002, AAL/LB became investment adviser to both the AAL Fund and the LB Fund. AAL/LB is registered as an investment adviser under the Investment Advisers Act of 1940. Oechsle International Advisors LLC is the sub-adviser to the International Stock Portfolio. Janus Capital Management, LLC serves as the sub-adviser to the AAL Aggressive Growth Portfolio. Pacific Investment Management Company (PIMCO) serves as sub-adviser to the AAL High Yield Bond Portfolio. Franklin Advisers, Inc. is the sub-adviser to the FTI Small Cap Growth Portfolio. Massachusetts Financial Services Company is the sub-adviser for the MFS Mid Cap Growth Portfolio and the MFS Investors Growth Portfolio. Fidelity Management & Research Company sub-advises the FI All Cap Portfolio. T. Rowe Price Associates, Inc. sub-advises the TRP Growth Stock Portfolio.

The separate account will purchase and redeem shares from the Funds at net asset value without any sales or redemption charge. We will redeem shares to the extent necessary to collect charges under the certificates, to make annuity payments, withdrawals or surrenders, to provide benefits under the certificates or to make transfers from a subaccount to another subaccount and/or to the fixed account as you request.

We automatically reinvest any dividends or capital gain distribution amounts that we receive on shares of the portfolios held under the certificates. We reinvest at the portfolio’s net asset value on the date payable. Dividends and capital gain distribution amounts will reduce the net asset value of each share of the corresponding portfolio and increase the number of shares outstanding of the portfolio by an equivalent value. However, these dividends and capital gain distribution amounts do not change your number of annuity units.

The following chart indicates the names of the portfolios in which the subaccounts invest, as well as the investment objectives, for each portfolio.

                  AAL Variable Product Series Fund, Inc.

Portfolio Investment                     Objectives
---------------------------------------------------------------------------------------------------------------------------
AAL Technology Stock Portfolio           The portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.
AAL Aggressive Growth Portfolio          The portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.
AAL Small Cap Stock Portfolio            The portfolio seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.
AAL Small Cap Index Portfolio            The portfolio strives for capital growth that approximates the performance of the S&P SmallCap 600* Index, by investing primarily in common stocks of the index.
AAL Mid Cap Stock Portfolio              The portfolio seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks of mid-sized companies.
AAL Mid Cap Index Portfolio              The portfolio seeks total returns that track the performance of the S&P MidCap
                                         400 Index by investing in common stocks comprising the Index.
AAL International Portfolio              The portfolios strives for long-term capital growth by investing primarily in foreign stocks.
AAL Capital Growth Portfolio             The portfolio seeks long-term capital growth by investing primarily in a diversified portfolio of stocks and securities convertible into common stocks.
AAL Large Company Index Portfolio        The portfolio strives for investment results that approximate the performance of the S&P 500* by investing primarily in common stocks of the index.
AAL Equity Income Portfolio              The portfolio seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities.
AAL Balanced Portfolio                   The portfolio seeks capital growth and income by investing in a mix of common stocks, bonds and money market instruments. Securities are selected consistent with the policies of the AAL Large Company Index, Bond Index and Money Market
                                         Portfolios.
AAL High Yield Bond Portfolio            The portfolio strives for high current income and secondarily capital growth by investing primarily in high risk, high yield bonds commonly referred to as "junk bonds."
AAL Bond Index Portfolio                 The portfolio strives for investment results similar to the total return of the
                                         Lehman Aggregate Bond Index by investing primarily in bonds and other debt securities included in the index.
AAL Money Market Portfolio               The portfolio strives for maximum current income while maintaining liquidity and a constant net asset value of $1.00 per share by investing in high-quality, short-term money market instruments.
---------------------------------------------------------------------------------------------------------------------------

All investment options may not be available in all states.

                           LB Series Fund, Inc.

Portfolio Investment                     Objectives
---------------------------------------------------------------------------------------------------------------------------
Opportunity Growth Portfolio             The portfolio seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of smaller capitalization common stocks.
FTI Small Cap Growth Portfolio           The portfolio strives to achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.
MFS Mid Cap Growth Portfolio             The portfolio strives to achieve long-term growth of capital by investing primarily in a non-diversified portfolio of common stocks of companies with medium market capitalizations.
Mid Cap Growth Portfolio                 The portfolio seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.
FI All Cap Portfolio                     The portfolio seeks to achieve long-term growth of capital.
Growth Portfolio                         The portfolio seeks to achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.
MFS Investors Growth Portfolio           The portfolio strives to achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.
TRP Growth Stock Portfolio               The portfolio strives to achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.
High Yield Portfolio                     The portfolio strives to achieve a higher level of income through investment in a diversified portfolio of high yield securities ("junk bonds").
Income Portfolio                         The portfolio seeks to achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate- and long-term fixed income securities.
Limited Maturity Bond Portfolio          The portfolio seeks a high level of current income consistent with stability of principal.
---------------------------------------------------------------------------------------------------------------------------

All investment options may not be available in all states.

Before selecting any subaccount, you should carefully read the accompanying prospectuses for the Fund. You should periodically consider your allocation among subaccounts in light of current market conditions and your investment goals, risk tolerance and financial circumstances. The prospectuses provides more complete information about the portfolios of the Funds in which the subaccounts invest, including investment objectives and policies, risks, charges, and expenses.

The Certificate

Application and Purchase

The certificate is an individual single premium immediate variable annuity. We offer certificates to members, people who are eligible for membership and employees of AAL/LB (including employees of our subsidiaries and affiliates).

We may issue the certificate as a nonqualified annuity, a traditional individual retirement annuity, a tax-sheltered annuity, or as a funding vehicle for qualified retirement plans or in circumstances where the annuity may qualify for special treatment under the Code.

You may purchase a certificate by completing and submitting an application. The annuitant must be younger than 100 years as of the issue date. Some states may have additional limitations.

You may apply for a certificate by completing a traditional paper application or an electronic application available through your AAL/LB representative. If you submit an electronic application, you will be asked to certify the accuracy and completeness of the information in your electronic application and sign an electronic signature pad. The data will then be transmitted electronically to us. We will attach a paper copy of your application to your certificate if the certificate can be issued. The electronic application may not be available in your state.

You must give us or arrange to have sent to us a single premium payment of at least $5,000 along with your application. You can not make any additional premium payments unless we agree. Single premium payments over $1,000,000 require our prior written approval.

Certain provisions of the certificates may vary from state to state in order to conform with the law of the state in which you reside. This prospectus describes generally applicable provisions. You should refer to your certificate for any variations required by state law.

Crediting and Allocating Your Premium Payment

You may allocate your premium to any subaccount of the separate account and/or the fixed account. Your allocation must be in whole percentages and total 100% of the premium. You may not allocate less than $50 to any subaccount or the fixed account. We will allocate your premium according to your allocation instructions on your application. If you do not designate premium allocation percentages, we will treat your application as not in good order. You may allocate premiums to no more than 15 different subaccounts.

If your application is in good order, we will allocate the premium to your chosen subaccount(s) and/or fixed account (or in certain states, to the Money Market Subaccount, as discussed below) within two days of receipt of the completed application and premium at our service center. If we determine the application is not in good order, we will attempt to complete the application within five business days. If the application is not complete at the end of this period, we will inform you of the reason for the delay and that the premium will be returned immediately unless you specifically consent to our keeping the premium until the application is complete. If, after 15 days, the application still is not complete, we will return your premium and application to you. Any part of a premium that qualifies for the preferred class will be issued as a separate certificate.

Once each day that we are open for business, we determine the net asset value (NAV) per share of the underlying portfolios at the close of regular trading on the New York Stock Exchange (NYSE), currently 4:00 p.m. Eastern Time. We also determine the annuity unit value (AUV) of each subaccount at the end of each business day also at 4:00 p.m. Eastern Time. We do not determine the NAV or AUV on holidays observed by the NYSE or on holidays observed by AAL/LB.

The NYSE is regularly closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. We will not purchase or redeem any annuity units on any days that AAL/LB is not open for business.

Free Look Period

Generally, you may return your certificate for cancellation within 10 days after you initially receive it. However some states require a longer free look period. Please review your certificate to determine your free look period.

In order to return your certificate, you must deliver or mail the certificate along with a written request to our service center. Upon cancellation, the certificate will be void as of the issue date and you will be entitled to receive an amount equal to the certificate’s free look value as of the date you notify us or the date we receive your cancellation request in our service center, whichever is earlier. The certificate’s free look value is the total of the free look value for each of the subaccounts and fixed account that you selected. The free look value for each of the subaccounts is the premium allocated to that subaccount multiplied by the subaccount investment factor for each valuation period minus any payments made attributable to that subaccount, see Subaccount Investment Factor. The free look value for the fixed account is the amount of premium allocated to the fixed account minus any payments made from the fixed account. You will generally receive your money within seven days after we receive your request for cancellation. However, if your certificate is an IRA, and you decide to cancel it within seven days from the receipt of your IRA disclosure, we will refund your premium less any payments made.

Certain states require a full refund of premium paid if a certificate is returned during the free look period. In these situations we reserve the right to place the premium you allocated to the subaccounts to the Money Market Subaccount until the free look period expires plus an additional five-day period to allow for your receipt of the certificate by mail. After this period, we will allocate the value of the annuity units of the Money Market Subaccount to the subaccount(s) according to your original instructions. In all such states, we will refund the greater of the premium paid minus any payment paid or the certificate’s free look value.

Owners, Payees and Annuitants

You, as owner, are typically the recipient of all distributions under the certificate. Unless the owner is an entity, the owner is also the annuitant. As owner, you can name beneficiaries, and make transfers between subaccounts and to the fixed account. You will receive all annuity payments during the annuitant’s lifetime, unless you designate another person or entity as the payee. Keep in mind that if you designate another person or entity as payee, you may still be responsible for any income tax payable on the payments.

In the event the annuitant(s) dies during the guaranteed payment period, the death proceeds will be payable to the named beneficiary. We use the annuitant’s life to determine the amount and duration of any annuity payments.

Under certain circumstances other entities, such as trusts, may purchase AAL/LB products but are not eligible for membership.

Adult and Juvenile Certificates

We issue adult certificates to applicants who are age 16 or older who become benefit members of AAL/LB. We issue juvenile certificates when the proposed annuitant is younger than age 16, but is otherwise eligible for benefit membership.

In the case of the adult certificate, the annuitant must be 16 years of age or older. Typically, the applicant of the certificate is the owner and annuitant of the certificate. While the annuitant is alive, the owner of the certificate may exercise every right and enjoy every benefit provided in the certificate. The person who applies for the certificate becomes a benefit member of AAL/LB upon our approval of the membership application.

For the juvenile certificate, a juvenile is named as the annuitant and owner of the certificate. However, because of age, the juvenile cannot exercise the rights of ownership. Therefore, an adult must apply on behalf of the juvenile and retain control over the certificate. The adult applicant controller exercises certain rights of ownership on behalf of the juvenile annuitant. These rights are described in the certificate. The adult controller may transfer control to another eligible person, but cannot transfer ownership of the certificate.

Transfer of control to the juvenile annuitant will take place at the first certificate anniversary date following the earlier of:

  the annuitant's 21st birthday; or

  the annuitant's 16th birthday after the adult controller transfers control to the annuitant in writing; or

  the death of the adult controller after the annuitant's 16th birthday.

If the person who has control of the certificate dies before the annuitant gains control, control will be vested in an eligible person according to our bylaws. If we determine that it is best for the annuitant, we may transfer control of the certificate to some other eligible person according to our bylaws.

The juvenile annuitant will become a benefit member of AAL/LB on the first certificate anniversary date on or following the juvenile's 16th birthday.

Beneficiaries

You may name one or more beneficiaries to receive the death proceeds payable under the certificate, if any. If no beneficiary has been named or the beneficiary does not survive the annuitant, the death proceeds will be paid to you, if living, otherwise to your estate (in accordance with applicable state law). AAL bylaws list persons eligible to be beneficiaries. You may designate beneficiaries as either first, second or third class. Unless otherwise specified, we will distribute death proceeds in the following order to beneficiaries:

  equally to the beneficiaries in the first class. If none are living, then;

  equally to the beneficiaries in the second class. If none are living, then;

  equally to the beneficiaries in the third class.
If a beneficiary dies within 15 days after the death of the annuitant, we will consider the beneficiary to have died before the annuitant for purposes of paying the death proceeds.

You may change beneficiaries by sending a written request to our service center. We will give you a special form to make this request. We must approve any change in beneficiary. Any such change is effective on the date you designate on your written request, or the date we receive your written request in good order at our service center if no date appears on the request. A change in beneficiary is only effective if the request was mailed or delivered to us while the annuitant is alive. We are not liable for any payments made or actions taken by us before we receive and approve changes in beneficiary designations.

If you elect not to have a guaranteed payment period or all annuitants live beyond the guaranteed payment period, no death proceeds will be payable.

Assignments of Ownership

The certificate cannot be sold, assigned, discounted, or pledged as collateral for a loan or as surety for performance of an obligation or for any other purpose.

Annuity Payments

Selecting an Annuity Payment Option

The annuity payment option specifies the type of annuity to be paid and determines how long the annuity will be paid, the frequency of payment, and the amount of the first annuity payment. You must select the annuity payment option when applying for the certificate. You may not change the type of annuity payment option once we issue the certificate.

If you choose a life income payment option, you must elect to characterize your certificate and its annuity payments as either revocable or irrevocable. (However, some states do not allow the characterization of a certificate as revocable.) For all other payment options, your certificate will be revocable. If you elect the irrevocable option, you cannot later change the annuity payments, or receive a withdrawal or surrender from the certificate. If you elect the irrevocable option, you cannot later change to the revocable option once we issue the certificate. If your certificate is revocable you can:

  change the duration of the guaranteed payment period (to a shorter period);

  receive withdrawals; and

  surrender the certificate.

If your certificate is revocable and you have chosen a life income payment option, you can later characterize your certificate as irrevocable. However, once you characterize your certificate as irrevocable, you cannot later change it to a revocable certificate once the change is made.

If you do not have any other sources of funds for emergencies or other financial needs which may arise, an irrevocable certificate may be inappropriate for you. In addition, even though you can take withdrawals from or surrender a revocable certificate, a revocable certificate may be inappropriate for you if you intend on taking additional withdrawals from or surrendering the certificate, particularly in the short term. Withdrawals or surrenders from revocable certificates result in the assessment of indirect withdrawal or surrender charges, and the calculation of new commuted values. See Certificate Fees and Charges for more information regarding the calculation of commuted values and the assessment of indirect withdrawal or surrender charges.

You must also select the subaccounts and/or the fixed account to which we will apply your premium. Except as discussed in Free Look Period, the annuity unit value for each subaccount selected as of the valuation date when we receive your premium, will be used to calculate the number of annuity units which determine your first variable annuity payment. Your total annuity payment will be the fixed account annuity payment, if any, plus the separate account annuity payment.

If you do not specify an annuity payment option, we will treat your application as not being in good order. If you do not specify whether or not the certificate and its annuity payments will be irrevocable or revocable, we will issue the certificate as revocable.

You must also tell us at time of application which financial institution and account you would like your payments sent to. We will send your annuity payments via electronic funds transfer to the financial institution that you request. The owner of the certificate must be named on the account at the financial institution receiving the annuity payments. If you do not tell us which financial institution and account you would like your annuity payments sent to, we will treat your application as not being in good order.

Annuity Payment Options

Fixed Period Income

We make annuity payments at regular intervals for a fixed number of payments, not to exceed the greater of 30 years or the annuitant’s life expectancy. We call this payment period the “guaranteed payment period.” At the end of the guaranteed payment period, all of the annuity payments will have been paid, the commuted value of the certificate will be zero, and the certificate will terminate.

Life Income with Guaranteed Payment Period

We make annuity payments at regular intervals for the lifetime of the annuitant. If the annuitant dies during the guaranteed payment period, we will continue payments to the beneficiary to the end of the guaranteed payment period. You may choose a guaranteed payment period of 0 to 30 years at the time we issue the certificate. The amount of the payments depends upon the sex and age of the annuitant, at the time we issue the certificate. If you select a shorter guaranteed payment period, you will receive larger annuity payments. Both the commuted value and death proceeds, however, will be smaller if the guaranteed payment period is shorter. If you die after the end of the guaranteed payment period, no death proceeds will be payable. Also, no surrenders or withdrawals are permitted after the end of the guaranteed payment period. If you have poor health or have a shortened life expectancy, you may want to consider selecting a longer guaranteed payment period.

Joint and Survivor Life Income with Guaranteed
Payment Period

We make annuity payments at regular intervals for the lifetime of both annuitants. Unless an entity is the owner, the annuitants also own the certificate as joint owners. Upon the death of one of the annuitants, we will continue payments for the lifetime of the surviving annuitant. If both annuitants die during the guaranteed payment period, we will continue payments to the beneficiary to the end of that period. You may choose a guaranteed payment period of 0 to 30 years at the time of issue. You may also choose to have the annuity payment reduced after the death of the first annuitant. The annuity payment may be reduced by a factor of 1/2, 1/3, or 1/4. We will reduce the payments immediately after the later of the first death of one of the annuitants and the end of the guaranteed payment period. A higher reduction amount will result in a higher payment while both annuitants are alive. The amount of the payments depends upon the age and sex of the annuitants at the time of issue.

Annuity Payment Dates

Annuity payments may be made monthly, quarterly, semi-annually and annually. In addition, payments may be made annually but paid monthly. Under this payment option, the annuity payment will be distributed from the variable subaccounts annually, but will be placed in the fixed account to earn interest. We will then make monthly payments from the fixed account for the remainder of the year.

You may select the annuity payment date. This is the date you should generally expect to receive your annuity payment. If you do not select a payment date, the annuity payment date will be the same day of the month as the issue date. In the event that you do not select a payment frequency, annuity payments will be made monthly. Once you select the annuity payment frequency or the annuity payment date, neither may be changed.

After the first annuity payment, we compute subsequent payments three business days prior to the day you selected to receive annuity payments.

Fixed Account Annuity Payments

You may choose to deposit some or none of your premium in the fixed account portion of the certificate.

Premiums deposited in the fixed account will fund guaranteed periodic payments. We will determine the guaranteed annuity payment at the time we issue the certificate. We may pay more than the guaranteed annuity payment if the investment experience of the fixed account is more favorable than the guaranteed interest rate shown in the certificate. We may also pay more than the guaranteed payment if our mortality experience or administration expenses are favorable. We may change the amount of the fixed account annuity payment at any time, but will not pay an amount lower than the guaranteed payment.

Premiums placed in the fixed account may not be transferred to the subaccounts.

Variable Annuity Payments

First Variable Annuity Payment

Variable annuity payments are periodic payments we make, the amount of which varies from one annuity payment date to the next as a function of the net investment performance of the subaccounts you selected. The dollar amount of the first variable annuity payment depends on the annuity payment option chosen, the age of the annuitant, the gender of the annuitant (if applicable), the amount of premium applied to purchase the variable annuity payments, and an assumed investment return that you select.

The dollar value of the first variable annuity payment is the sum of the first variable annuity payments attributable to each subaccount. The dollar amount of the first total annuity payment is the sum of the first variable annuity payment and the fixed account annuity payment.

The first payment is made at the time of issue. The second payment is made on the next annuity payment date. However, if this results in the second payment being received in the same month as the issue date, the second payment will be made on the requested date of the next annuity payment thereafter.

Annuity Units

We initially determine the number of annuity units for each subaccount on the issue date. We calculate the number of annuity units for each subaccount by dividing the amount of the first variable annuity payment allocable to that subaccount by the annuity unit value for that subaccount on the issue date. The number of annuity units attributable to each subaccount under a certificate remains fixed unless there is a transfer of annuity units between subaccounts.

Subsequent Variable Annuity Payments

We determine the dollar amount of each subsequent variable annuity payment attributable to each subaccount by multiplying the number of annuity units of that subaccount by the annuity unit value for that subaccount for the valuation period ending on the annuity payment date, or during which the annuity payment date falls. We aggregate the subsequent variable annuity payments for each subaccount to determine the variable annuity payment. When an annuity payment date would fall on a day that is not a valuation date, we calculate the variable annuity payment as of the valuation date immediately preceding what would have been the annuity payment date.

The annuity unit value of each subaccount for any valuation period is equal to:

  the annuity unit value for the preceding valuation period; multiplied by the subaccount investment factor for the current valuation period; multiplied by a daily discount factor which adjusts the annuity unit value to reflect the assumed investment return. This factor is compounded to reflect the number of days in the valuation period.

Subaccount Investment Factor

The subaccount investment factor for any valuation period is equal to:

  the net asset value of the corresponding Fund portfolio at the end of the valuation period;
  plus the amount of any dividend, capital gain or other distribution paid by the portfolio if the "ex-dividend" date occurs during the valuation period;
  plus or minus any cumulative credit or charge for taxes reserved from the operation of the portfolio;
  minus the dollar amount of the mortality and expense risk charge we deduct each day in the valuation period; and
  divided by the net asset value of the corresponding Fund portfolio at the beginning of the valuation period.

Assumed Investment Return

The annuity unit value for each subaccount will increase or decrease from one annuity payment date to the next in direct proportion to the net investment return of that subaccount less an adjustment for assumed investment return that you selected. The purpose of the adjustment is to ensure the annuity unit value only changes when the subaccount investment factor represents a rate of return greater than or less than the assumed investment return you selected.

The certificate permits you to select one of three assumed investment returns: 3%, 4% or 5%. A higher assumed investment return will result in a higher initial payment, a more slowly rising series of subsequent payments when actual investment performance (annualized, less deductions and expenses) exceeds the assumed investment return, and a more rapid drop in subsequent payments when actual investment performance (annualized, less any deductions and expenses) is less than the assumed investment return.

For example, if you select a 5% assumed investment return and if the net investment return of the subaccount is equal to 5% annualized, the variable annuity payment attributable to that subaccount for that period will be the same as the previous variable annuity payment. To the extent that the subaccount’s net investment return exceeds an annualized rate of return of 5% for a payment period, the variable annuity payment for that period will be more than the previous variable annuity payment. To the extent that the subaccount’s return is less than an annualized rate of 5%, the variable annuity payment for that period will be less than the previous variable annuity payment.

Preferred Class Annuity Payments

If the premium for your certificate comes from proceeds from an annuity or life insurance product issued by AAL, LB, AAL/LB, LB Variable Insurance Product Company, The AAL Mutual Funds (except The AAL Money Market Fund) or the LB Family of Funds (except the LB Money Market Fund), we will issue your certificate as a preferred class certificate. As part of this class, your annuity payments may be slightly higher. AAL/LB incurs lower issue expenses for preferred class certificates, which allows us to pass on these savings in the form of slightly higher annuity payments.

We calculate annuity payments for the preferred class using a higher assumed investment return (for the initial annuity payment from the separate account) and a higher interest rate (for all annuity payments from the fixed account). In the case of annuity payments from the separate account, we use an assumed investment return that is at least 0.25% higher than the assumed investment return you select. We calculate subsequent annuity payments from the separate account in the same manner as for the non-preferred class based on the assumed investment return you select and subaccount performance. In the case of annuity payments from the fixed account, we use an interest rate that is at least 0.25% higher than the interest rates credited on non-preferred class certificates. Fixed account annuity payments for members of the preferred class will always be higher than for members of the non-preferred class.

The preferred class is not available in all states.

Transfers Among Subaccounts and/or The Fixed Account

Except for certain restrictions mentioned below, you may transfer the annuity units of one or more subaccounts to one or more other subaccounts and/or the fixed account. We will process requests for transfer that we receive in good order at our service center before 4:00 p.m. Eastern Time as of the close of business on that valuation date. We will process requests we receive at our service center after that time as of the close of business on the following valuation date.

To accomplish a transfer from a subaccount, we will redeem the annuity units in that subaccount and reinvest that value in annuity units of the other subaccounts and/or the fixed account you specified. We impose the following restrictions on transfers:

  You may make up to twelve transfers in each certificate year.
  You may not transfer from the fixed account.
  You may make up to twelve transfers each certificate year.

We do not currently offer Internet transactions capability to certificate owners, but may do so in the future. We will notify you if we begin to offer internet transactions.

Telephone Transfer Requests

If we receive a signed Telephone Transaction Authorization (found on the certificate application and on the Variable Products Service Request Form), you may make withdrawals and transfers pursuant to your telephone instructions (telephone request). We employ reasonable security procedures to ensure the authenticity of telephone instructions, including, among other things, requiring identifying information, recording conversations, and providing written confirmations of transactions. Nevertheless, we will honor telephone instructions from anyone who provides the correct identifying information. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to observe reasonable procedures.

If several people want to make telephone requests at or about the same time, or if our recording equipment malfunctions, we may not be able to allow any telephone requests at that time. If this happens, you must submit a written request to our service center. If there is a malfunction with the telephone recording system or the quality of the recording itself is poor, we will not process the transaction.

The phone number for telephone transactions is (800) 225-5225 or (920) 734-5721 locally. We reserve the right to suspend or limit telephone transactions.

Surrenders and Withdrawals

You may be able to withdraw or surrender the certificate if you elect the revocable life income payment option at the time you purchase your certificate. However, you may not surrender or withdraw from the certificate if you elect the irrevocable life income payment option.

If you elected the revocable life income payment option, you may surrender the certificate at any time while an annuitant is alive. If you elected a fixed period income, you may withdraw up to the commuted value of the certificate. If you elected a Single or Joint Life Income, you may withdraw up to the commuted value of the certificate less all previous withdrawals. Withdrawals decrease subsequent annuity payments. To completely surrender the certificate you must submit a signed written request on the approved AAL/LB form to our service center.

To make a withdrawal you may submit the AAL/LB approved form, or if you have authorized telephone transactions, you may phone in your request. Authorized telephone requests may not be made for more than $50,000.

The surrender or withdrawal will not be processed until we receive your surrender request in good order at our service center. You may obtain the approved AAL/LB form by contacting your AAL/LB representative or calling our service center at (800) 225-5225. We do not accept telephone requests for full surrenders. We must receive a withdrawal or surrender request by 4:00 p.m. Eastern Time on a valuation date in order to process it on the same day. We will send your withdrawal or surrender amount by electronic funds transfer to the financial institution that you request.

Generally, we will pay you the requested withdrawal or surrender amount within seven days of our receipt of your request. In certain cases we may postpone payment of your withdrawal or surrender beyond the seven days. Please see Postponement of Payments for more information.

You may select the source of a withdrawal by specifically indicating the subaccount or fixed account. However, we must agree to any selection. If you request a withdrawal and do not specify the source of the withdrawal (the specific subaccount(s) or fixed account), we will take the withdrawal on a pro rata basis from each subaccount and the fixed account. You may not withdraw less than $1000 at one time. If you make a telephone request for a withdrawal, we are required to withhold 10% for federal income taxes. If you take a withdrawal, we will issue you a supplemental contract for the remaining annuity payments.

You should consult your tax adviser regarding the tax consequences of a withdrawal or surrender. A withdrawal or surrender may result in adverse tax consequences, including the imposition of a 10% federal income tax penalty. See Federal Tax Matters for more details.

Death of the Owner and/or Annuitant

If you are a joint annuitant and joint owner, and die during the guaranteed payment period, we will continue making payments to the surviving joint owner, if any. The surviving joint owner, if any, will become the sole annuitant and owner. If you are a joint annuitant and joint owner and die after the end of the guaranteed payment period, we will make payments to the surviving joint owner, if any, based upon the reduction factor you selected.

If you are the only annuitant and owner and die during the guaranteed payment period, we will continue making payments to your beneficiary for the remainder of the guaranteed payment period, if any. Your beneficiary will have the option of receiving the commuted value as a single lump sum in lieu of continuing to receive payments.

If you are the only annuitant and owner and die after the guaranteed payment period, no death proceeds would be payable.

If the owner is an entity, upon the annuitant’s death, we will continue making payments to the beneficiary for the remainder of the guaranteed payment period, if any. Generally, the owner will also be the beneficiary. The beneficiary will have the option of receiving the commuted value as a single lump sum in lieu of continuing to receive payments. If the annuitant died after the guaranteed payment period, no death proceeds would be payable.

Upon your death, any remaining annuity payments will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

We will calculate the death proceeds payable as of the date of death when we receive notice of the death at our service center.

We will not recover from the payee or recipient any annuity payments made on or after the date of death but before we receive notice of the death at our service center.

Before we can process any death proceeds, we must receive at our service center:

  proof that the annuitant or owner died;

  a completed claim form; and

  any other information that we reasonably require to process the claim.

Upon receipt at our service center of instructions in proper form from the beneficiary or owner to resume annuity payments, we will make any annuity payments that had gone unpaid since we received notice of the death. We will then resume making annuity payments. If we receive instructions to pay the death proceeds in a lump sum, we will pay the commuted value as of the date of death, plus interest, minus any annuity payments made before we were notified of the death.

Certificate Fees and Charges

We may profit from one or more of the charges deducted under the certificate. We may use these profits for any corporate purpose, including financing the distribution of the certificates.

Sales Charge

There is no sales charge deducted from your premium payment.

Premium Tax Charge

There is currently no premium tax applicable to the certificates.

Withdrawal or Surrender Charge

There is no direct withdrawal or surrender charge applicable to the certificate, but if you withdraw from or surrender the certificate, we will pay you the commuted value of the certificate. We calculate the commuted value you receive for the fixed account using an interest rate that is 0.5% higher than the rate used to determine the annuity payments. For variable subaccounts, we currently use an interest rate that is 0.5% greater than the assumed investment return that you selected. Since we use a higher interest rate in calculating the commuted value, the certificate has an indirect withdrawal and surrender charge. Also, the amount that you will receive upon a withdrawal or surrender of the certificate will be less than you would have received had you chosen to continue receiving annuity payments. While there is no direct surrender charge, the computation of the commuted value assumes an indirect charge that varies with each situation. However, this indirect charge will never exceed 6%.

Variation or Reduction of Charges

AAL/LB will offer discounts for AAL/LB employees. AAL/LB may vary the charges and other terms of the certificates if special circumstances result in reduced sales expenses, administrative expenses, or various risks. These variations will not be unfairly discriminatory to the interests of other certificate owners. Variations may occur in certificates sold to members of a class of associated individuals, an employer or other entities representing an associated class.

Transfer Charge

You may make twelve free transfers in each certificate year. We will charge you $25 for each subsequent transfer.

Mortality and Expense Risk Charge

To compensate us for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from the net assets of each subaccount in the separate account. We impose a mortality and expense risk charge at an annual rate of 1.25% of the average daily net assets of such subaccount in the separate account for the mortality and expense risks it assumes under the certificates.

In assuming the mortality risk, we incur the risks that our actuarial estimate of mortality rates may prove erroneous, and annuitants will live longer than expected. If the mortality and expense risk charge and other charges under a certificate are insufficient to cover the actual mortality costs and administrative expenses incurred by us, we will bear the loss. Conversely, if the mortality and expense risk charge proves more than sufficient, we will keep the excess for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from this charge.

Miscellaneous

Each portfolio pays charges and expenses out of its assets. The prospectuses for the Funds describe the charges and expenses.

We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the certificates.

Taxes

Currently, we do not assess a charge against the separate account for federal income taxes or state premium taxes. We may assess such a charge in the future if income or gains within the separate account result in any federal income tax liability to us or we become subject to state premium taxes. Charges for any other taxes attributable to the separate account may also be made. See Federal Tax Matters.

General Information about the Certificates

The Entire Contract

The entire contract between you and us consists of:

  the certificate;

  the application;

  endorsements or amendments, if any; and the AAL Articles of Incorporation and Bylaws in force as of the issue date of your certificate.

We treat any statements you make in the application as representations and not warranties. We will not use a statement to void the certificate or to deny a claim unless it appears in the application. No representative of ours except the president or the secretary may change any part of the certificate on our behalf. We will not be able to contest the certificate after it has been in effect for two years from its issue date, provided that the annuitant is still living.

Gender Neutral Benefits

Under our annuity payment options, we distinguish between men and women because of their different life expectancies. However, we do not make any such distinctions for certificates that we issue in the state of Montana. This is because Montana enacted legislation that requires that optional annuity benefits (i.e., the annuity payments under our annuity payment options) not vary based on a person’s sex. In Arizona Governing Committee v. Norris, the U.S. Supreme Court held that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment option rates applicable to certificates purchased under an employment-related insurance or benefit program may not, in some cases, vary on the basis of sex. We will apply unisex rates to qualified plans and those plans where an employer believes that the Norris decision applies. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris and Title VII generally and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a certificate may be purchased.

Voting Rights

There are certain voting rights attributable to the portfolios underlying the separate account portion of the certificates. There are no voting rights pertaining to interests in the fixed account. As required by law, we will vote the portfolio shares held in a subaccount. We will vote according to the instructions of certificate owners who have interests in any subaccount involved in the matter being voted upon. If the 1940 Act or any related regulation should be amended or if the present interpretation of it should change and as a result we determine that we are permitted to vote the Fund shares in our own right, we may elect to do so.

We determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes in the separate account attributable to the entire subaccount. We will count fractional shares. We determine the number of votes of the portfolio you have the right to cast as of the record date. These votes are cast at the meeting of the Fund. We will solicit voting instructions by writing you before the meeting in accordance with procedures established by the Fund.

Any portfolio shares held in a subaccount for which we do not receive timely voting instructions we will vote in proportion to the voting instructions we receive for all owners participating in that subaccount. We will vote any portfolio shares our affiliates or we hold in proportion to the aggregate votes of all shareholders in the portfolio. We will send to everyone having a voting interest in a subaccount proxy materials, reports and other materials relating to the appropriate portfolio.

State Variations

Any state variations in the certificates are covered in a special policy form for use in that state. This prospectus provides a general description of the certificates. Your actual certificate and any endorsements are the controlling documents. If you would like to review a copy of the certificate and endorsements, contact our service center.

Surplus Refunds

If our Board of Directors declares any surplus refunds to certificate owners, we will pay you such surplus refunds on the portion that you have allocated to the fixed account. Surplus refunds are paid in cash with that portion of each payment attributable to the fixed account.

Reports to Owners

At least annually, we will mail you a report showing the annuity payments for your certificate as of a date not more than two months prior to the date of mailing and any further information required by any applicable law. We will mail reports to you at your last known address of record. We will also promptly mail a confirmation of each premium, withdrawal, surrender or transfer you make.

Date of Receipt

Unless we state otherwise, the date of receipt by us of any premium made, written request, telephone request or any other communication is the actual date it is received at our service center in proper form. If we receive them after the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time or on a date which is not a valuation date, we will consider the date of receipt to be the next valuation date.

Payment by Check

If you make a premium by check and your check is returned to us for insufficient funds, we do reserve the right to seek reimbursement for any payments we made to you.

Postponement of Payments

We will normally make payments of your withdrawal or surrender value within seven days after we receive your request at our service center. However, we may delay this payment or any other type of payment from the separate account for any period when:

  the NYSE is closed for trading other than customary weekend and holiday closings;

  trading on the NYSE is restricted;

  an emergency exists, as a result of which it is not reasonably practicable to dispose of securities or to fairly determine their value; or

  the SEC by order permits the delay for the protection of owners.

We may also postpone transfers and allocations among the subaccounts and the fixed account under these circumstances. We may delay payment of any withdrawal or surrender value from the fixed account for up to six months after we receive a request at our service center.

Certificate Inquiries

You may make inquiries regarding the certificate by writing or calling our service center. The address is: Annuity Customer Interaction Center, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. The toll-free telephone number is (800) 225-5225, locally (920) 734-5721.

Federal Tax Matters

We do not intend this discussion of tax matters as tax advice. The ultimate effect of federal income taxes on a certificate or the economic benefit to the owner, annuitant or beneficiary depends upon the tax status of such person and, if the certificate is purchased under a qualified retirement plan, upon the tax and employment status of the individual concerned. This discussion is based on our understanding of federal income tax laws, as currently interpreted. We make no representation regarding whether the Internal Revenue Service (IRS) will continue its current interpretations of these laws. We do not make any guarantee regarding the tax status of any certificate. Please consult with a qualified tax adviser for your particular tax situation.

Tax Status of Aid Association for Lutherans/Lutheran Brotherhood

We are currently exempt from federal income taxes under section 501(c)(8) of the Code, and from most types of state and local taxes pursuant to the operation of local law. As a result, no reserve for income taxes is currently charged against or maintained by us with respect to the certificates. We may make charges for such taxes if there is a material change in federal, state or local tax laws attributable to either us or the separate account.

Diversification Requirements

Under Section 817(h)(1) of the Code and related regulations, we are required to ensure that the assets underlying the separate account portion of the certificates are adequately diversified. This means that the underlying portfolios must have enough distinctly different holdings to satisfy the requirements. If we would not meet the requirements, the certificate would not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected and you or we pay an amount to the Internal Revenue Service. If we would fail to diversify and not correct the problem, you would be deemed the owner of the underlying securities in the portfolio and would be taxed on the earnings of your account.

We believe that the assets underlying the certificates meet these diversification standards. We will continually monitor the Fund and the regulations of the Treasury Department to ensure that the certificate will continue to qualify as a variable annuity contract under the Code.

In certain circumstances, owners of variable contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their certificates due to their ability to exercise control over those assets. Where this is the case, the certificate owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the certificates, such as the flexibility to allocate premiums and certificate annuity values, have not been explicitly addressed in published rulings. While we believe that the certificate does not give you investment control over the separate account assets, we reserve the right to modify the certificate as necessary to prevent you from being treated as the owner of the separate account assets supporting the certificate.

Taxation of Annuities in General

Section 72 of the Code governs the federal income taxation of annuities in general. We do not discuss the impact of estate, gift or state tax considerations in the following discussions.

Distribution Requirements

The Code requires that nonqualified certificates contain specific provisions for distribution of proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such certificates provide that if any owner dies on or after the annuity commencement date and before the entire interest in the certificate has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. Under the certificate, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified certificates contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the certificate satisfy all such Code requirements. The provisions contained in the certificate will be reviewed and modified if necessary to ensure that they comply with the Code requirements when clarified by regulation or otherwise.

Certificates Held by Natural Persons

You are not taxed on increases in the value of your certificate until a distribution occurs, either in the form of a withdrawal, surrender, or as annuity payments.

Distributions

For variable annuity payments, the taxable portion is determined by dividing the proportionate cost basis by the anticipated total number of payments payable under the certificate, multiplying that amount by the number of payments payable that year, and subtracting the result from each year’s total payments. The nontaxable portion of each year’s payments equals the cost basis divided by the anticipated number of payments. For fixed annuity payments, the taxable portion is determined by applying a formula that establishes the ratio that the cost basis of the certificate bears to the total value of annuity payments for the term of the annuity. The nontaxable portion of each payment equals the amount of the payment times that ratio. The balance of each year’s payments is taxable. Your entire payment will be taxable after you have recovered your entire cost basis. If your annuity payments cease before you have recovered all of your cost basis, you or your beneficiary may take a deduction for the remaining unrecovered cost basis. For non-qualified annuities, your cost basis is generally equal to your premium payments.

Payments from a withdrawal or surrender of a certificate are not considered annuity payments. Therefore, based on a recent private letter ruling issued by the Internal Revenue Service, withdrawals and surrenders should generally be taxed as ordinary income to the extent that the commuted value exceeds your cost basis in the certificate.

The taxable portion of any annuity payment, withdrawal or surrender is taxed at ordinary income tax rates.

Distributions from Qualified Plans

In the case of a withdrawal from a certificate issued in connection with a qualified plan, a ratable portion of the amount the participant receives is taxable, generally based on the ratio of the “investment in the contract” to the participant’s total accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments that the participant pays or that are paid on the participant’s behalf.

For certain qualified plans involving pre-tax contributions, there may be no cost basis in the certificate. In such event, the total payments received may be taxable. You, the annuitant (the participant) and any beneficiaries for your certificate should seek qualified tax and financial advice about the tax consequences of distributions under the qualified plans in connection with which such certificates are purchased.

Penalty Tax on Premature Distributions

Generally, withdrawals, and surrenders of a certificate before you attain age 59½ will result in an additional federal income tax penalty of 10% of the amount distributed that is included in your gross income. The penalty tax generally will not apply to nonqualified annuity payments unless you purchased the certificate with the proceeds exchanged from another annuity or life insurance certificate.

The 10% federal income tax penalty also applies to certificates that are issued in connection with qualified plans. This penalty will not apply if distributions are made over the life or life expectancies of the IRA owner or plan participant (or the joint life or life expectancies of the IRA owner/plan participant and the designated beneficiary), or if you are over age 59½. Additional exemptions may apply.

Federal Income Tax Withholding

The taxable portion of annuity payments, withdrawals or surrenders is subject to federal income tax withholding. Except for certificates issued in connection with certain qualified plans, you can elect not to have federal income tax withheld, but only by written request.

Death Proceeds

Generally, distributions received from your certificate by your beneficiary because of your death are taxable in the year in which your beneficiary receives the distribution. Your beneficiary will be taxed on the distributions in the same manner that you would have been taxed. The 10% premature distribution penalty does not apply to these distributions.

Multiple Certificates

All nonqualified deferred annuity certificates we issue to you during any calendar year shall be treated as one certificate for determining the amount includible in gross income. Therefore, distributions from one certificate will be taxable to the extent there is a gain in any certificate issued in the same year. The total impact of this rule to immediate annuities is not clear.

Change in Payee

The designation of a payee other than yourself may result in certain tax consequences to you that are not discussed herein. If you are considering any such change, you should consult a tax adviser as to the tax consequences.

Tax-Free Exchanges (1035 Exchanges)

Section 1035 of the Code permits the exchange of certain life insurance, endowment and annuity contracts for an annuity contract without a taxable event occurring. If you already own an annuity or life insurance contract issued by another insurer, you are generally able to exchange that contract for a certificate issued by us tax-free. There are certain restrictions that apply to such exchanges, including that the contract surrendered must truly be exchanged for the certificate and not merely surrendered in exchange for cash. Further, the owner of the new certificate must be the same as the owner of the exchanged certificate. Careful consideration must be given to compliance with Code provisions and regulations and rulings relating to exchange requirements. If you are contemplating an exchange, please be sure that you understand any surrender charges or loss of benefits that might arise in the exchange of the existing certificate. If you are considering such an exchange, you should consult with your tax adviser to ensure that the requirements of Section 1035 are met.

Transfers among Subaccounts

Transfers among subaccounts and between subaccounts and the fixed account are tax-free.

Qualified Plans

You may use the certificate as a means to make distributions in conjunction with several types of qualified plans, although the uses may be limited because of the requirement to elect immediate payments. The tax rules that apply to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan. Therefore, no attempt is made to provide more than general information about the use of the certificates with the various types of qualified plans. We caution qualified plan participants, plan administrators and beneficiaries that the rights of any person to any benefits under such qualified plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the certificate issued in connection with the plan. What follows are brief descriptions of the various types of qualified plans with which the certificate may be used.

Tax-Sheltered Annuities

Section 403(b) of the Code permits certain types of employers (organizations specified under section 501(c)(3) of the Code such as schools, churches, etc.) to purchase annuity contracts on behalf of their employees. These annuity contracts are commonly referred to as tax-sheltered annuities. Section 403(b)(11) of the Code requires that distributions from a tax-sheltered annuity that are attributable to employee salary reduction contributions, and the earnings thereon, may be paid only when the employee reaches age 59½, separates from service, dies, becomes disabled or in the case of hardship (except earnings may not be distributed in the case of hardship). Because of these restrictions on distributions, you may only purchase the certificate as a tax-sheltered annuity if you are eligible to take distributions from your 403(b) funds. You are required to begin distribution from tax-sheltered annuities by April 1st of the year following the year in which you attain age 70 ½ or retire, which ever is later.

Traditional Individual Retirement Annuities
(Traditional IRAs)

If you are eligible for a distribution from certain other qualified plans, you can rollover on a tax-deferred basis your qualified plan distribution into a traditional Individual Retirement Annuity or Traditional IRA.

You may roll over assets from a qualified plan into a Traditional IRA in two ways. First, you may directly roll over an eligible rollover distribution to a Traditional IRA. The qualified plan administrator sends the funds directly to the Traditional IRA as a direct rollover. Second, the employee may receive the distribution from the qualified plan and roll over the same amount the employee received within 60 days. However, any amount that was not distributed as a direct rollover will be subject to mandatory 20% federal income tax withholding.

Unless you made nondeductible contributions to a Traditional IRA, you will generally be taxed on any distributions from a Traditional IRA. If you are under age 59½ when you take the distribution, you may be subject to a 10% federal premature distribution penalty on the taxable amount. If you elect a Joint or Single Life Income or elect to have a guaranteed payment period over 10 years, you are generally exempt from this penalty tax. You are required to begin distributions from Traditional IRAs by April 1st of the year following the year in which you attain age 70½.

Because of the limitations on contributions under the certificate, you can only purchase this certificate as a Traditional IRA certificate if you are at least partially funding the certificate with proceeds from an existing qualified plan. In addition, you should only purchase this certificate as a Traditional IRA if you do not intend on making additional contributions and wish to begin the immediate periodic distribution of your IRA.

Simplified Employee Pension Plans (SEP-IRAs)

Section 408(k) of the Code permits employers to make deductible contributions directly into IRAs established for their employees. Distribution limits and restrictions similar to those of Traditional IRAs apply to these certificates. Employers who use the certificates in connection with a SEP-IRA plan should seek qualified tax advice. In addition, you should only purchase this certificate as a SEP-IRA if you do not intend on making additional contributions to the certificate and you wish to begin the immediate periodic distribution of your SEP-IRA.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the certificate could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the certificate.

Other Tax Considerations

Because of the complexity of the law and its application to a specific individual, tax advice may be needed by a person contemplating purchase of a certificate or the exercise of elections under a certificate. The above comments concerning federal income tax consequences are not exhaustive and special rules are provided with respect to situations not discussed in this prospectus. The above discussion is based upon our understanding of current federal income tax law. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. We have not taken into account estate and gift, state income or other state tax considerations which may be involved in the purchase of a certificate or the exercise of elections under the certificate. For complete information on such federal and state tax considerations, you should consult a qualified tax adviser.

Other Information

Rights Reserved by AAL/LB

Subject to applicable law, we reserve the right to make certain changes if we determine they would serve your interests or if it would be appropriate in carrying out the purposes of the certificate. When it is required, we will obtain your approval or regulatory approval. Some examples of such changes we may make include:

  To operate the separate account in any form allowed under the 1940 Act or in any other form allowed by law;
  to add, delete, combine or modify subaccounts in the separate account;

  to restrict or eliminate any voting rights of certificate owners or other persons who have voting rights as to the separate account;

  to add, delete or substitute, for the portfolio shares held in any subaccount, the shares of another portfolio of the Funds or the shares of another fund or any other investment allowed by law;

  to make any amendments to the certificates necessary for the certificates to comply with the provisions of the Code or any other applicable federal or state law; and

  to substitute the shares of any registered investment company for shares of any other registered investment company already purchased or to be purchased in the future by the separate account provided that the substitution has been approved by the SEC.

Maintenance of Solvency

The certificate contains a maintenance-of-solvency provision that applies only to values in the fixed account. If our reserves for any class of certificates become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member’s fair share of the deficiency. If you do not make the payment, we will charge it as an indebtedness against your certificate with interest at a rate of 5% per year, compounded annually. You may choose an equivalent reduction in benefits instead of or in combination with the payment or indebtedness.

Distribution Arrangements

AAL CMC serves as the principal underwriter of the certificates. AAL CMC is a wholly owned, indirect subsidiary of AAL/LB. Principal offices of AAL CMC are located at 222 West College Avenue, Appleton, Wisconsin, 54911. AAL CMC is a member of the National Association of Securities Dealers, Inc. (NASD) and a broker-dealer registered with the SEC under the Securities Exchange Act of 1934.

Duly licensed registered representatives of AAL CMC are also licensed by state insurance departments to sell the certificates as AAL/LB representatives. AAL CMC may execute selling agreements with other broker-dealer firms to sell the certificates. In addition, AAL/LB may retain other firms to serve as principal underwriters of the certificates. AAL/LB offers the certificates in all states where AAL/LB is authorized to sell the certificates.

AAL CMC will pay the AAL/LB representatives commissions and other distribution compensation on the sale of certificates. This will not result in any charge to you in addition to the charges already described in this prospectus. AAL CMC pays AAL/LB representatives a commission of not more than 4% of the premiums paid on the certificates. In addition to direct compensation, AAL/LB representatives may be eligible to receive certain employee benefits from AAL/LB based on the amount of earned commissions.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the certificate. Commissions paid on the certificate, including other incentives or payments, are not charged directly to the owners or the separate account.

Legal Matters

We know of no material legal proceedings pending to which we are or the separate account is a party or which would materially affect the separate account.

Financial Statements

The audited consolidated financial statements of AAL and LB at December 31, 2001, and for each of the three years in the period ended December 31, 2001, and the audited financial statements of the separate account at December 31, 2001, and the two years in the period ended December 31, 2001, are included in the SAI.

Included in the Financial Statements are audited supplemental consolidated financial statements of AAL/LB as of and for the one-year period ended December 31, 2001, in accordance with generally accepted accounting principals giving retroactive effect to the merger.

Illustrations of Annuity Payments
Assuming Hypothetical Rates of Return

The following illustrations have been prepared to show how investment performance could affect variable annuity payments over time. The illustrations show the annuity payments of a non-qualified annuity certificate under three rates of return scenarios for both preferred and non-preferred classes. Of course, the illustrations merely represent what annuity payments might be paid under a hypothetical non-qualified certificate.

Each amount illustrates the annual payments you would receive under a hypothetical non-qualified certificate (described in more detail below) assuming a different hypothetical rate of return for a single subaccount supporting the certificate for each certificate year. The first illustration assumes that the entire premium is allocated to a single subaccount. The second illustration assumes that half the premium is allocated to a subaccount and the remaining half was allocated to the fixed account. The fixed account annuity payment is assumed to be only a guaranteed periodic payment based on the minimum guaranteed interest rate we credit under the fixed account. For the preferred class, fixed account annuity payments are based on an interest rate that is 0.25% higher than the guaranteed interest rate. In an actual certificate, the fixed account annuity payment would reflect current payment rates and may be more than the guaranteed payment amount. Amounts allocated to a subaccount generate variable annuity payments. The amounts allocated to the fixed account generate fixed account annuity payments. The total payment shown in one set of illustrations shows a total of both the variable annuity payment and the fixed account annuity payment.

The variable annuity payments reflect three different assumptions for a constant investment return before fees and expenses: 0%, 8% and 10%. Actual returns will vary by subaccount chosen. Each annual variable annuity payment reflects the hypothetical investment return net of all expenses of the illustrated subaccount (and the underlying portfolio) over the periods shown in each illustration. For the preferred class, the initial variable annuity payment reflects a 0.25% higher hypothetical investment return. Subsequent variable annuity payments for the preferred class are based on the hypothetical investment return shown. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated subaccount’s average daily net assets. Total expenses for the underlying portfolios vary between annual rates of 0.35% and 1.00% of the average daily net assets. Because of the variances between the portfolios’ expenses, the subaccounts will have different expenses. We have illustrated payments using an arithmetic average of the expenses for all subaccounts (1.82%). This figure includes the mortality and expense risk charge and the expenses for the underlying portfolios. The expenses for the portfolios reflect AAL/LB’s agreement to voluntarily reimburse portfolio expenses above certain specified levels as discussed in Fees and Expense Tables. In the absence of such expense reimbursement arrangements, portfolio and correspondingly subaccount expenses would be higher and the values illustrated would be lower.

The annual annuity payments shown in the illustrations are based on hypothetical certificates and hypothetical investment results and are not projections or indications of future results. actual returns will fluctuate over time and likely will be both positive and negative. The actual values under the certificate could be significantly different from those shown even if actual returns averaged 0%, 8% and 10%, but fluctuated over and under those averages throughout the years shown. Depending on the timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the certificate unless the owner pays more than the stated premium. AAL/LB does not guarantee or ever suggest that any subaccount or certificate issued by it would generate these or similar annual variable annuity payments for any period of time. The illustrations are for illustrative purposes only and do not represent actual variable annuity payments or future investment returns. Variable annuity payments under an actual certificate may be more or less than those forming the basis for the variable annuity payments shown in these illustrations if the actual returns of the subaccounts you select are different from the hypothetical returns. Because it is very likely that a subaccount’s investment return will fluctuate over time, you can expect variable annuity payments under your certificate to fluctuate. Moreover, under an actual certificate, the total amount of variable annuity payments ultimately received by you or your beneficiary depends upon which annuity payment option you select and, for life contingent annuity payment options, how long the annuitant lives. See Selecting an Annuity Payment Option.

Among the most important factors that determine the amount of variable annuity payments is the assumed investment return you select. The hypothetical certificate has an assumed investment return of 5%. Subject to state approval, you may select a 3%, 4% or 5% assumed investment return under an actual certificate. Generally, variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the assumed investment return, and will decrease if the annualized net rate of return over this period is less than the assumed investment return. (The assumed investment return is an important component of the payment factor.) For a discussion of assumed investment returns, see Assumed Investment Returns.

In order to illustrate a hypothetical certificate, we had to make several assumptions about the certificate. We assumed that:

  the hypothetical certificate is a non-qualified annuity certificate;

  the $50,000 premium of the hypothetical certificate is allocated as shown and that the subaccount shown had a constant investment return before fees and expenses of 0%, 8%, or 10%;

  the owner selected an assumed investment return of 5%;

  the owner elected to receive annual annuity payments;

  the annuitant is a 65-year old male;

  a single life income with a 10-year guaranteed payment period was selected; and

  Both preferred and non-preferred classes are shown.
                                   HYPOTHETICAL ILLUSTRATIONS

                                     Annuitant: Male, Age 65
                   Single Life Income with a 10 year Guaranteed Payment Period

Hypothetical  illustration  assumes that $50,000 premium allocated to a variable subaccount with fees and expenses of 1.82%

----------------------------------------------------------------------------------------------------------
        Hypothetical 0% gross rate       Hypothetical 8% gross rate       Hypothetical 10% gross rate
         (-1.82% net rate) annual          (6.18% net rate) annual          (8.18% net rate) annual
       payment for each year shown       payment for each year shown      payment for each year shown
          $50,000 premium 5% AIR            $50,000 premium 5%AIR            $50,000 premium 5%AIR
Age           Annual Payment                   Annual Payment                   Annual Payment
----------------------------------------------------------------------------------------------------------
 65               $3,837                          $3,837                             $3,837
 66                3,588                           3,880                              3,953
 67                3,355                           3,923                              4,073
 68                3,137                           3,968                              4,196
 69                2,933                           4,012                              4,323
 70                2,742                           4,057                              4,454
 71                2,564                           4,103                              4,589
 72                2,398                           4,149                              4,728
 73                2,242                           4,196                              4,871
 74                2,096                           4,243                              5,019
 75                1,960                           4,290                              5,171
 76                1,833                           4,339                              5,327
 77                1,714                           4,387                              5,489
 78                1,603                           4,437                              5,655
 79                1,498                           4,487                              5,826
 80                1,401                           4,537                              6,002
 85                1,001                           4,798                              6,968
 90                  716                           5,073                              8,089
 95                  512                           5,365                              9,391
100                  366                           5,673                             10,901
----------------------------------------------------------------------------------------------------------

                                          HYPOTHETICAL ILLUSTRATIONS

                                            Annuitant: Male, Age 65

                          Single Life Income with a 10 year Guaranteed Payment Period

Hypothetical  illustration  assumes that  $25,000 of the premium  allocated to a variable  subaccount with fees and expenses of 1.82%; and $25,000 of the premium
allocated  to  the  fixed  account.   For  allocations  to  the  fixed  account,
illustration  assumes a guaranteed  payment of $1,703 (based on the annuity 2000
Mortality Table Payment rates).

-------------------------------------------------------------------------------------------------
      Hypothetical 0% gross rate     Hypothetical 8$% gross Rate    Hypothetical 10% gross Rate
       (-1.82% net rate) annual        6.18% net rate annual)         (8.18% net rate) annual
     payment for each year shown     payment for each year shown    payment for each year shown
        $50,000 premium 5% AIR         $50,000 premium 5% AIR         $50,000 premium 5% AIR
Age         Annual Payment                 Annual Payment                 Annual Payment
-------------------------------------------------------------------------------------------------
 65            $3,621                         $3,621                         $3,621
 66             3,497                          3,643                          3,679
 67             3,380                          3,665                          3,739
 68             3,271                          3,687                          3,801
 69             3,169                          3,709                          3,865
 70             3,074                          3,732                          3,930
 71             2,985                          3,754                          3,997
 72             2,902                          3,777                          4,067
 73             2,824                          3,801                          4,139
 74             2,751                          3,824                          4,212
 75             2,683                          3,848                          4,288
 76             2,619                          3,872                          4,367
 77             2,560                          3,897                          4,447
 78             2,504                          3,921                          4,530
 79             2,452                          3,946                          4,616
 80             2,404                          3,972                          4,704
 85             2,204                          4,102                          5,187
 90             2,061                          4,240                          5,748
 95             1,959                          4,386                          6,398
100             1,886                          4,540                          7,154
-------------------------------------------------------------------------------------------------

                                    HYPOTHETICAL ILLUSTRATIONS

                             Annuitant: Male, Age 65, Preferred Class
                    Single Life Income with a 10 year Guaranteed Payment Period

Hypothetical  illustration  assumes that $50,000 premium allocated to a variable subaccount with fees and expenses of 1.82%

------------------------------------------------------------------------------------------------
      Hypothetical 0% gross rate     Hypothetical 8%gross rate     Hypothetical 10% gross rate
       (-1.82% net rate) annual       (6.18% net rate) annual        (8.18% net rate)annual
     payment for each year shown    payment for each year shown    payment for each year shown
        $50,000 premium 5% AIR         %50,000 premium 5%AIR         $50,000 premium 5% AIR
            Annual Payment                Annual Payment                Annual Payment
------------------------------------------------------------------------------------------------
 65            $3,998                        $3,998                         $3,998
 66             3,739                         4,043                          4,119
 67             3,496                         4,089                          4,244
 68             3,269                         4,135                          4,373
 69             3,056                         4,181                          4,505
 70             2,858                         4,228                          4,642
 71             2,672                         4,276                          4,782
 72             2,499                         4,324                          4,927
 73             2,336                         4,372                          5,076
 74             2,185                         4,421                          5,230
 75             2,043                         4,471                          5,388
 76             1,910                         4,521                          5,552
 77             1,786                         4,572                          5,720
 78             1,670                         4,624                          5,893
 79             1,562                         4,676                          6,071
 80             1,460                         4,728                          6,255
 85             1,044                         5,000                          7,262
 90               746                         5,287                          8,430
 95               533                         5,591                          9,786
100               381                         5,912                         11,361
------------------------------------------------------------------------------------------------

                                       HYPOTHETICAL ILLUSTRATIONS

                                Annuitant: Male, Age 65, Preferred Class
                       Single Life Income with a 10 year Guaranteed Payment Period

Hypothetical  illustration  assumes that  $25,000 of the premium  allocated to a variable  subaccount with fees and expenses of 1.82%; and $25,000 of the premium
allocated  to  the  fixed  account.   For  allocations  to  the  fixed  account,
illustration  assumes a guaranteed  payment of $1,764 (based on the annuity 2000
Mortality Table Payment rates).

---------------------------------------------------------------------------------------------
      Hypothetical 0% gross rate    Hypothetical 8% gross rate   Hypothetical 10% gross rate
       (-1.82% net rate) annual       (6.18%net rate) annual       (8.18% net rate) annual
     payment for each year shown    payment for each year shown  payment for each year shown
        $50,000 premium 5% AIR        $50,000 premium 5% AIR        $50,000 premium 5%AIR
Age         Annual Payment"               Annual Payment               Annual Payment
---------------------------------------------------------------------------------------------
 65            $3,764                        $3,764                       $3,764
 66             3,634                         3,786                        3,824
 67             3,512                         3,809                        3,886
 68             3,399                         3,832                        3,951
 69             3,293                         3,855                        4,017
 70             3,193                         3,878                        4,085
 71             3,100                         3,902                        4,155
 72             3,014                         3,926                        4,228
 73             2,933                         3,950                        4,302
 74             2,857                         3,975                        4,379
 75             2,786                         4,000                        4,459
 76             2,719                         4,025                        4,540
 77             2,657                         4,050                        4,624
 78             2,599                         4,076                        4,711
 79             2,545                         4,102                        4,800
 80             2,494                         4,128                        4,892
 85             2,286                         4,264                        5,395
 90             2,137                         4,408                        5,979
 95             2,031                         4,560                        6,657
100             1,955                         4,720                        7,445
---------------------------------------------------------------------------------------------

Condensed Financial Information

The table below shows the historical performance of annuity unit values and numbers of annuity units for each of the 10 years (or shorter period for which the relevant subaccount has been in existence) in the period ended December 31, 2001. You should read this information along with the separate account, AAL and AAL/LB's financial statements and notes which are included in the SAI.

Note that the unit value of each subaccount of the separate account will not be the same on any given day as the net asset value per share of the underlying portfolio of the Fund in which that subaccount invests. One reason for this deviation is that each unit value consists of the underlying portfolio's net asset value minus charges to the separate account. In addition, dividends declared by the underlying portfolio are reinvested by the subaccount in additional shares of that portfolio. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in the separate account does not change as a result of such distributions.

                              Annuity Unit Values:
-----------------------------------------------------------------------------
                                                             Commencement
Subaccount              2001          2000         1999         Date/1/
-----------------------------------------------------------------------------
Technology Stock       $8.16           N/A         N/A       $10.00
Aggressive Growth       7.88           N/A         N/A        10.00
Small Cap Stock        10.82           N/A         N/A        10.00
Small Cap Index        20.01        $19.04      $17.34        16.10
Mid Cap Stock           8.93           N/A         N/A        10.00
Mid Cap Index          10.11           N/A         N/A        10.00
International           9.19         12.49       15.27        11.85
Capital Growth          9.04           N/A         N/A        10.00
Large Company Index    21.43         24.70       27.54        24.93
Equity Income           9.28           N/A         N/A        10.00
AAL Balanced           18.01         18.89       19.26        18.16
High Yield Bond          8.81         8.79        9.04         9.46
Bond Index             14.26         13.31       12.10        12.06
Money Market            1.28          1.25        1.19         1.17
Opportunity Growth       N/A           N/A         N/A          N/A
FTI Small Cap Growth     N/A           N/A         N/A          N/A
MFS Mid Cap Growth       N/A           N/A         N/A          N/A
Mid Cap Growth           N/A           N/A         N/A          N/A
FI All Cap               N/A           N/A         N/A          N/A
Growth                   N/A           N/A         N/A          N/A
MFS Investors Growth     N/A           N/A         N/A          N/A
TRP Growth Stock         N/A           N/A         N/A          N/A
High Yield               N/A           N/A         N/A          N/A
Income                   N/A           N/A         N/A          N/A
Limited Maturity Bond    N/A           N/A         N/A          N/A
------------------------------------------------------------------------------

____________________
/1/  The  Small  Cap  Index,  Large  Company  Index,  the
International Balanced, High Yield Bond, Bond Index and Money Market Subaccounts
commenced operations on August 2, 1999. The Technology Stock, Aggressive Growth,
Small Cap Stock, Mid Cap Stock, Mid Cap Index,  Capital Growth and Equity Income
Subaccounts commenced operations on March 2, 2001. Opportunity Growth, FTI Small
Cap  Growth,  MFS Mid Cap  Growth,  Mid Cap  Growth,  FI All  Cap,  Growth,  MFS
Investors Growth, TRP Growth Stock, High Yield, Income and Limited Maturity Bond
Subaccounts commence operations on April 30, 2002.

          Number of Annuity Units Outstanding at the End of the Period:
---------------------------------------------------------------------------------
Subaccount                        2001            2000                1999
---------------------------------------------------------------------------------
Technology Stock               16,532              N/A                 N/A
Aggressive Growth              20,648              N/A                 N/A
Small Cap Stock                61,341              N/A                 N/A
Small Cap Index               223,586          201,859              36,036
Mid Cap Stock                  64,568              N/A                 N/A
Mid Cap Index                  16,752              N/A                 N/A
International                 166,602          157,628              25,778
Capital Growth                370,167              N/A                 N/A
Large Company Index           581,825          593,635             149,769
Equity Income                  46,401              N/A                 N/A
Balanced                      613,289          591,239             164,845
High Yield Bond               128,437          105,749              22,046
Bond Index                    179,192           78,140              12,956
Money Market                1,191,977          874,913           1,507,483
Opportunity Growth                N/A              N/A                 N/A
FTI Small Cap Growth              N/A              N/A                 N/A
MFS Mid Cap Growth                N/A              N/A                 N/A
Mid Cap Growth                    N/A              N/A                 N/A
FI All Cap                        N/A              N/A                 N/A
Growth                            N/A              N/A                 N/A
MFS Investors Growth              N/A              N/A                 N/A
TRP Growth Stock                  N/A              N/A                 N/A
High Yield                        N/A              N/A                 N/A
Income                            N/A              N/A                 N/A
Limited Maturity Bond             N/A              N/A                 N/A
---------------------------------------------------------------------------------

Contents of the Statement of Additional Information

    General Information                           SAI-2
    Regulation and Reserves                       SAI-2
    Principal Underwriter                         SAI-2

    Performance Information                       SAI-3
    Standard & Poor's Disclaimer                  SAI-6
    Financial Statements                          SAI-6

Order Form

Please send me a copy of the most recent SAI for the Single Premium Immediate Variable Annuity certificate.

-------------------------------             --------------------------------
                (Date)                                               (Name)

---------------------------------------------------------------------------
                                      (Street Address)

---------------------------------------------------------------------------
(City)                                                  (State)  (Zip Code)

Send to:

         Annuity Customer Interaction Center
         4321 N. Ballard Road
         Appleton, WI 54919-0001

AAL VARIABLE ANNUITY ACCOUNT II

STATEMENT OF ADDITIONAL
INFORMATION
Dated
April 30, 2002

SINGLE PREMIUM IMMEDIATE
VARIABLE ANNUITY CERTIFICATE
Offered By:

AID ASSOCIATION FOR LUTHERANS/LUTHERAN BROTHERHOOD
625 Fourth Street South
Minneapolis, MN 54515

This Statement of Additional Information (SAI) is not a prospectus, but should be read in conjunction with the prospectus dated April 30 , 2002, for AAL Variable Annuity Account II (the separate account) describing the individual single premium immediate variable annuity certificate (certificate) that Aid Association for Lutherans/Lutheran Brotherhood (AAL/LB) offers to persons eligible for membership in AAL/LB. Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus. A copy of the prospectus may be obtained at no charge by writing AAL/LB (attention: AAL Annuity Customer Interaction Center) at 4321 North Ballard Road, Appleton, WI 54919, or by calling (800) 225-5225.

TABLE OF CONTENTS

                                                                   Page
GENERAL INFORMATION...............................................SAI - 2

REGULATION AND RESERVES...........................................SAI - 2

PRINCIPAL UNDERWRITER.............................................SAI - 2

SUBACCOUNTS.......................................................SAI - 3

PERFORMANCE INFORMATION...........................................SAI - 3

STANDARD & POOR'S DISCLAIMER......................................SAI - 8

FINANCIAL STATEMENTS..............................................SAI - 8

GENERAL INFORMATION

AAL/LB is a fraternal benefit society organized under Internal Revenue Code section 501(c)(8) and established under the laws of the State of Wisconsin AAL/LB is a non-profit, non-stock, membership organization licensed to do business in all states. On January 1, 2002, Aid Association for Lutherans and Lutheran Brotherhood merged creating the largest fraternal benefit society in the United States. The merged organization provides high quality insurance coverage, financial products and services and fraternal benefits to help enhance the lives of our members. The merged organization operates under the Articles of Incorporation and Bylaws of AAL. Membership is open to Lutherans and their families, individuals employed by or associated with Lutheran organizations, and individuals who are co-owners of closely held businesses owned primarily by Lutherans, subject to AAL/LB’s membership eligibility rules. AAL/LB members are joined together for insurance, education and volunteer opportunities.

REGULATION AND RESERVES

AAL/LB is subject to regulation by the Office of the Commissioner of Insurance of the State of Wisconsin and by insurance departments of other states and jurisdictions in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards and accounting and financial reporting procedures. AAL/LB’s operations and accounts are subject to periodic examination by insurance regulatory authorities. The forms of certificates described in the prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which certificates are sold.

Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the insurance business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles and removal of impediments on the entry of banking institutions into the insurance business. Also, both the executive and legislative branches of the federal government periodically have under consideration various insurance regulatory matters, which could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on AAL/LB would be.

Pursuant to state insurance laws and regulations, AAL/LB is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the certificates, if AAL/LB were to incur claims or expenses at rates significantly higher than expected or significant unexpected losses on its investments.

Premiums
If mandated under applicable law, we may be required to reject an initial premium. We may also be required to block a certificate owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

PRINCIPAL UNDERWRITER

AAL Capital Management Corporation (AAL CMC), a wholly-owned, indirect subsidiary of AAL/LB, serves as the principal underwriter of the certificates pursuant to a Principal Underwriting and Servicing Agreement to which AAL CMC and AAL/LB, on behalf of itself and the separate account, are parties. The certificates are sold through AAL/LB representatives who are licensed by state insurance officials to sell the certificates and who are duly licensed registered representatives of AAL CMC. Representatives of other broker-dealer firms with which AAL CMC has executed a selling agreement may also sell the certificates. In addition, AAL/LB may retain other firms to serve as principal underwriters of the certificates. The certificates are continuously offered in all states where AAL/LB is authorized to sell the certificates. AAL paid underwriting commissions for the last three fiscal years as follows: Of these amounts, AAL CMC retained $0.

    1999                    2000                    2001
    ----                    ----                    ----
  $273,381                $677,024                $193,182

SUBACCOUNTS

On April 30, 2002, we added the LB Series Fund, Inc. (LB Fund) as an additional funding vehicle for the certificate. The LB Fund is comprised of eleven portfolios that underlie eleven new corresponding subaccounts. The names of the new subaccounts are as follows:

    LB Series Fund, Inc.

  Opportunity Growth Portfolio
  FTI Small Cap Growth Portfolio
  MFS Mid Cap Growth Portfolio
  Mid Cap Growth Portfolio
  FI All Cap Portfolio
  Growth Portfolio
  MFS Investors Growth Portfolio
  TRP Growth Stock Portfolio
  High Yield Portfolio
  Income Portfolio
  Limited Maturity Bond Portfolio

In addition to adding new subaccounts, we have modified the existing names of the previously existing subaccounts as follows:

  Old Subaccount Names:                              New Subaccount Names:
  ---------------------                              ---------------------

  AAL Technology Stock                               Technology Stock
  AAL Aggressive Growth                              Aggressive Growth
  AAL Small Cap Stock                                Small Cap Stock
  AAL Small Cap Index                                Small Cap Index
  AAL Mid Cap Stock                                  Mid Cap Stock
  AAL Mid Cap Index                                  Mid Cap Index
  AAL International                                  International
  AAL Capital Growth                                 Capital Growth
  AAL Large Company Index                            Large Company Index
  AAL Equity Income                                  Equity Income
  AAL Balanced                                       Balanced
  AAL High Yield Bond                                High Yield Bond
  AAL Bond Index                                     Bond Index
  AAL Money Market                                   Money Market

Any references in the prospectus or SAI to the portfolios or subaccounts will reference the new names.

PERFORMANCE INFORMATION

The separate account may, from time to time, advertise information relating to the performance of its subaccounts. The performance information that may be presented is not a prediction or guarantee of future investment performance and does not represent the actual experience of amounts invested by a particular owner. There is no performance information to report for the new subaccounts which correspond with the portfolios of the LB Fund.

Money Market Subaccount - Yield and Effective Yield

Advertisements for the certificates may include yield and effective yield quotations for the Money Market Subaccount, which are computed in accordance with standard methods prescribed by the SEC. Under these methods, the Money Market Subaccount’s yield is calculated based on a hypothetical pre-existing account at the beginning of a specified seven-day period. Yield is computed by dividing the net change, exclusive of capital changes, in the account during the seven-day period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the account at the beginning of the period to obtain the base period return and multiplying the base period return by the fraction 365/7. The Money Market Subaccount’s effective yield is calculated by compounding the base period return (computed as described above) for such period by adding 1 and raising the sum to a power equal to 365/7 and subtracting 1 from the result. Yield and effective yield do not reflect the deduction of withdrawal or surrender charges. The certificates currently are not subject to charges for state premium taxes.

The yield and effective yield for the Money Market Subaccount for the seven-day period ended December 31, 2001, were 0.31% and 0.31%, respectively.

Other Subaccounts

30-Day Yield: Advertisements for the certificates may include 30-day (or one-month) yield quotations for each subaccount other than the Money Market Subaccount, which are computed in accordance with a standard method prescribed by the SEC. These 30-day yield quotations are computed by dividing the net investment income per a hypothetical account earned during the period (the net investment income earned by the Fund portfolio attributable to shares owned by the subaccount less expenses incurred during the period) by the offering price per annuity unit on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

                          Yield = 2[(((a-b)/cd)+1)^6-1]

Where:
   a =  Net dividends and interest earned during the period by the portfolio attributable to the subaccount
   b =  Expenses accrued for the period (net of reimbursements)
   c =  The average daily number of annuity units outstanding during the period
   d =  The annuity unit value per unit on the last day of the period

For the 30-day period ended December 31, 2001, the 30-day yield for the Bond Index Subaccount was 3.91%, the Balanced Subaccount was 1.69% and the High Yield Bond Subaccount was 7.26%.

Standardized and Non-Standardized Average Annual Total Return: Advertisements for the certificates may also include standardized and non-standardized average annual total return quotations for each subaccount for 1, 5 and 10-year periods (or the life of the subaccount, if less). Standardized average annual total return quotations are computed in accordance with a standard method prescribed by the SEC. The average annual total return for a subaccount for a specific period is computed by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P(1 + T)^n = ERV
Where:
         P    =    A hypothetical initial payment of $1,000
         T    =    Average annual total return
         n    =    Number of years
         ERV  =    Ending redeemable value of a hypothetical $1,000 payment
                   made at the beginning of the 1, 5 or 10-year periods
                   (or fractional portion thereof)

Standardized Average Annual Total Returns through December 31, 2001:

Name of Subaccount                   1 Year               Since Inception/1/
------------------                   ------               ------------------
Technology Stock                      N/A                     (18.36)%
Aggressive Growth                     N/A                     (21.25)
Small Cap Stock                       N/A                       8.22
Small Cap Index                      5.05%                      9.41
Mid Cap Stock                         N/A                     (10.72)
Mid Cap Index                         N/A                       1.13
International                       (26.42)                    (9.97)
Capital Growth                        N/A                      (9.55)
Large Company Index                 (13.25)                    (6.07)
Equity Income                         N/A                      (7.22)
Balanced                             (4.69)                    (0.35)
High Yield Bond                       0.14                     (2.93)
Bond Index                            7.11                      7.20
Money Market                          2.49                      3.73

__________
/1/ Total returns are not annualized for those subaccounts that have not been in existence for one full calendar year.

Subaccount                                                                       Inception Date
  Technology Stock     (formerly known as AAL Technology Stock Subaccount)       March 2, 2001
  Aggressive Growth    (formerly known as AAL Aggressive Growth Subaccount)      March 2, 2001
  Small Cap Stock      (formerly known as AAL Small Cap Stock Subaccount)        March 2, 2001
  Small Cap Index      (formerly known as AAL Small Company Stock Subaccount)    August 2, 1999
  Mid Cap Stock        (formerly known as AAL Mid Cap Stock Subaccount)          March 2, 2001
  Mid Cap Index        (formerly known as AAL Mid Cap Index Subaccount)          March 2, 2001
  International        (formerly known as AAL International Stock Subaccount)    August 2, 1999
  Capital Growth       (formerly known as AAL Capital Growth Subaccount)         March 2, 2001
  Large Company Index  (formerly known as AAL Large Company Stock Subaccount)    August 2, 1999
  Equity Income        (formerly known as AAL Equity Income Subaccount)          March 2, 2001
  Balanced             (formerly known as AAL Balanced Subaccount)               August 2, 1999
  High Yield Bond      (formerly known as AAL High Yield Bond Subaccount)        August 2, 1999
  Bond Index           (formerly known as AAL Bond Index Subaccount)             August 2, 1999
  Money Market         (formerly known as AAL Money Market Subaccount)           August 2, 1999

Non-standardized average annual total returns are calculated in the same manner and for the same time periods as the standardized average annual total returns described immediately above.

Non-Standardized Average Annual Total Returns through December 31, 2001:

Name of Subaccount                  1 Year                 Since Inception/1/
------------------                  ------                 ------------------
Technology Stock                     N/A                       (18.36)%
Aggressive Growth                    N/A                       (21.25)
Small Cap Stock                      N/A                         8.22
Small Cap Index                     5.05%                        9.41
Mid Cap Stock                        N/A                       (10.72)
Mid Cap Index                        N/A                         1.13
International                      (26.42)                      (9.97)
Capital Growth                       N/A                        (9.55)
Large Company Index                (13.25)                      (6.07)
Equity Income                        N/A                        (7.22)
Balanced                            (4.69)                      (0.35)
High Yield Bond                      0.14                       (2.93)
Bond Index                           7.11                        7.20
Money Market                         2.49                        3.73

--------------------
/1/Total returns are not annualized for those  subaccounts
that have not been in existence  for one full calendar  year.  Date of inception for each subaccount:

Subaccount                                                                      Inception Date
Technology Stock      (formerly known as AAL Technology Stock Subaccount)       March 2, 2001
Aggressive Growth     (formerly known as AAL Aggressive Growth Subaccount)      March 2, 2001
Small Cap Stock       (formerly known as AAL Small Cap Stock Subaccount)        March 2, 2001
Small Cap Index       (formerly known as AAL Small Company Stock Subaccount)    August 2, 1999
Mid Cap Stock         (formerly known as AAL Mid Cap Stock Subaccount)          March 2, 2001
Mid Cap Index         (formerly known as AAL Mid Cap Index Subaccount)          March 2, 2001
International         (formerly known as AAL International Stock Subaccount)    August 2, 1999
Capital Growth        (formerly known as AAL Capital Growth Subaccount)         March 2, 2001
Large Company Index   (formerly known as AAL Large Company Stock Subaccount)    August 2, 1999
Equity Income         (formerly known as AAL Equity Income Subaccount)          March 2, 2001
Balanced              (formerly known as AAL Balanced Subaccount)               August 2, 1999
High Yield Bond       (formerly known as AAL High Yield Bond Subaccount)        August 2, 1999
Bond Index            (formerly known as AAL Bond Index Subaccount)             August 2, 1999
Money Market          (formerly known as AAL Money Market Subaccount)           August 2, 1999

Cumulative Total Return: Advertisements for the certificates may also include cumulative total return quotations for each subaccount, for which the SEC has not prescribed a standard method of calculation. Cumulative total return is the non-annualized cumulative rate of return on a hypothetical initial investment of $1,000 in a subaccount for a specified period (hypothetical initial investment). Performance quotations for each subaccount reflect the deduction of all recurring fees and charges applicable to each subaccount, such as the mortality and expense risk charge, and Fund operating expenses (net of reimbursements). The certificates are not currently subject to a charge for state premium taxes. Cumulative total return is calculated by finding the cumulative rates of return of the hypothetical initial investment over various periods, according to the following formula and then expressing that as a percentage:

                           C = (ERV/P) - 1
Where:
    ERV =   Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period
    C   =   Cumulative total return
    P   =   A hypothetical initial payment of $1,000

Cumulative total returns for each subaccount were:

Name of Subaccount                 1 Year               Since Inception/1/
------------------                 ------               ------------------
Technology Stock                    N/A                     (18.36)%
Aggressive Growth                   N/A                     (21.25)
Small Cap Stock                     N/A                       8.22
Small Cap Index                    5.05%                     24.26
Mid Cap Stock                       N/A                     (10.72)
Mid Cap Index                       N/A                       1.13
International                     (26.42)%                  (22.41)
Capital Growth                      N/A                      (9.55)
Large Company Index               (13.25)%                  (14.05)
Equity Income                       N/A                      (7.22)
Balanced                           (4.69)                    (0.85)
High Yield Bond                     0.14                     (6.93)
Bond Index                          7.11                     18.30
Money Market                        2.49                      9.24

---------------------
/1/ Total returns are not annualized for those subaccounts
that have not been in existence for one full calendar year. The inception  dates for each subaccount follows:

Subaccount                                                                     Inception Date
Technology Stock     (formerly known as AAL Technology Stock Subaccount)       March 2, 2001
Aggressive Growth    (formerly known as AAL Aggressive Growth Subaccount)      March 2, 2001
Small Cap Stock      (formerly known as AAL Small Cap Stock Subaccount)        March 2, 2001
Small Cap Index      (formerly known as AAL Small Company Stock Subaccount)    August 2, 1999
Mid Cap Stock        (formerly known as AAL Mid Cap Stock Subaccount)          March 2, 2001
Mid Cap Index        (formerly known as AAL Mid Cap Index Subaccount)          March 2, 2001
International        (formerly known as AAL International Stock Subaccount)    August 2, 1999
Capital Growth       (formerly known as AAL Capital Growth Subaccount)         March 2, 2001
Large Company Index  (formerly known as AAL Large Company Stock Subaccount)    August 2, 1999
Equity Income        (formerly known as AAL Equity Income Subaccount)          March 2, 2001
Balanced             (formerly known as AAL Balanced Subaccount)               August 2, 1999
High Yield Bond      (formerly known as AAL High Yield Bond Subaccount)        August 2, 1999
Bond Index           (formerly known as AAL Bond Index Subaccount)             August 2, 1999
Money Market         (formerly known as AAL Money Market Subaccount)           August 2, 1999

Performance Comparisons

The performance of each of the subaccounts may be compared in advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds or series of mutual funds, with investment objectives similar to each of the portfolios in which the subaccounts invest. Such comparisons may be made by use of independent services that monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis, ranking such issuers on the basis of total return, assuming reinvestment of dividends and distributions, but excluding sales charges, redemption fees or certain expense deductions at the separate account level. Some rankings are based on total returns adjusted for withdrawal or surrender charges or may consider the effects of market risk on total return performance.

Companies providing rankings that may be used in advertisements and sales literature include Lipper Analytical Services, Inc., Morningstar, Inc. and the Variable Annuity Research and Data Service.

In addition, each subaccount’s performance may be compared in advertisements and sales literature to various benchmarks including, but not limited to, the S&P MidCap 400 Index, Standard & Poor’s 500 Composite Stock Price Index, Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, S&P SmallCap 600 Index, Merrill Lynch High Yield Master Index, the Wilshire Small Cap Index and the Lehman Aggregate Bond Index.

The portfolios may also, from time to time, illustrate the concepts of asset allocation by use of hypothetical case studies representing various life cycles and/or risk levels of a certificate owner.

STANDARD AND POOR’S DISCLAIMER

The certificates are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the certificates or any member of the public regarding the advisability of investing in securities generally or in the certificates particularly or the ability of the S&P MidCap 400 Index, S&P 500 or the S&P SmallCap 600 Indexes to track general stock market performance. S&P’s only relationship to is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, S&P 500 and S&P 600 SmallCap Indexes which are determined composed and calculated by the S&P without regard to the Licensee or the certificates. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the certificate or the timing of the issuance or sale of the certificates or in the determination or calculation of the equation by which the certificate is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the certificates.

S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by AAL/LB, owners of the certificates, or any other person/entity from the use of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

FINANCIAL STATEMENTS

The financial statements of AAL, LB and AAL/LB should be considered only as bearing upon the ability of AAL/LB to meet its obligations under the certificates. The financial statements of each should not be considered as bearing on the investment experience of the assets held in the separate account.

The most current financial statements of AAL, LB and AAL/LB are those as of the end of the most recent fiscal year ended December 31, 2001. AAL/LB does not prepare financial statements more often than annually in the form required to be included in a prospectus and believes that any incremental benefit to prospective certificate owners that may result from preparing and delivering more current financial statements, though unaudited, does not justify the additional cost that would be incurred. In addition, AAL/LB represents that there have been no adverse changes in the financial condition or operations of AAL/LB between the end of the fiscal year ended December 31, 2001, and the date of this prospectus.

The supplemental consolidated financial statements of AAL/LB (giving retroactive effect to the merger) at December 31, 2001 and for the year then ended, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing and incorporated by reference elsewhere herein which, are based in part on the report of PricewaterhouseCoopers LLP, independent accountants. The financial statements referred to above are included in reliance upon such reports given on the authority of such firms as experts in accounting and auditing.

The consolidated financial statements of AAL at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of AAL Variable Annuity Account II at December 31, 2001 and for each of the two years in the period ended December 31, 2001, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing and incorporated by reference elsewhere herein. The financial statements referred to above are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The consolidated financial statements of LB at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, appearing in this SAI and Registration Statement have been audited by PricewaterhouseCoopers LLP, independent auditors, as set forth in their reports thereon appearing and incorporated by reference elsewhere herein. The financial statements referred to above are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

On January 1, 2002, LB merged with and into AAL. Included in the financial statements are audited supplemental consolidated financial statements of AAL/LB as of and for the year ended December 31, 2001, prepared in accordance with generally accepted accounting principles giving retroactive effect to the merger. Separate financial statements of AAL and LB are also included as of December 31, 2001 and 2000 and for the three years in the period ending December 31, 2001. AAL/LB management represents that there would be no need for a significant adjustment if we were to instead show those separate financial statements as combined financial statements for the same period based on a pooling of interest basis.

The financial statements of AAL/LB, AAL, LB and of AAL Variable Annuity Account II follow.

AAL Variable Annuity Account II

Audited Financial Statements

December 31, 2001

Contents

Report of Independent Auditors

Statement of Assets and Liabilities

Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements

Report of Independent Auditors

The Board of Directors and Certificate Owners
Aid Association for Lutherans

We have audited the accompanying statement of assets and liabilities of the individual subaccounts of AAL Variable Annuity Account II (the Account) (comprising, respectively, the Technology Stock, Aggressive Growth, Small Cap Stock, Small Cap Index, Mid Cap Stock, Mid Cap Index, International, Capital Growth, Large Company Index, Equity Income, Balanced, High Yield Bond, Bond Index, and Money Market Subaccounts) as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the AAL Variable Annuity Account II at December 31, 2001, and the results of their operations for the year then ended, and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Milwaukee, Wisconsin
January 23, 2002

                                                    AAL Variable Annuity Account II
                                                  Statement of Assets and Liabilities
                                                           December 31, 2001

                                                                Technology      Aggressive       Small Cap        Small Cap         Mid Cap          Mid Cap
                                                                  Stock           Growth           Stock            Index            Stock            Index        International
                                                                Subaccount       Subaccount      Subaccount       Subaccount       Subaccount       Subaccount      Subaccount
                                                              --------------------------------------------------------------------------------------------------------------------
Assets
         AAL Variable Product Series Fund, Inc.
         Investments at fair value
          Technology Stock Portfolio, 17,149 shares (cost         $  134,338         $      -        $      -         $      -         $      -         $      -        $      -
          $147,741)
          Aggressive Growth Portfolio, 20,454 shares (cost
          $180,397)                                                        -          161,271               -                -                -                -               -
          Small Cap Stock Portfolio, 59,859 shares (cost
          $623,208)                                                        -                -         664,178                -                -                -               -
          Small Cap Index Portfolio, 329,220 shares (cost
          $4,574,474)                                                      -                -               -        4,472,813                -                -               -
          Mid Cap Stock Portfolio, 63,907 shares (cost
          $608,673)                                                        -                -               -                -          576,654                -               -
          Mid Cap Index Portfolio, 16,560 shares (cost
          $164,633)                                                        -                -               -                -                -          169,512               -
          International Portfolio, 170,952 shares (cost
          $2,410,886)                                                      -                -               -                -                -                -       1,531,476
          Capital Growth Portfolio, 364,318 shares (cost
          $3,437,908)                                                      -                -               -                -                -                -               -
          Large Company Index Portfolio, 615,395 shares
          (cost $15,766,085)                                               -                -               -                -                -                -               -
          Equity Income Portfolio, 45,995 shares (cost
          $437,077)                                                        -                -               -                -                -                -               -
          Balanced Portfolio, 768,100 shares (cost
          $12,352,819)                                                     -                -               -                -                -                -               -
          High Yield Bond Portfolio, 178,665 shares (cost
          $1,268,756)                                                      -                -               -                -                -                -               -
          Bond Index Portfolio, 249,597 shares (cost
          $2,513,998)                                                      -                -               -                -                -                -               -
          Money Market Portfolio, 1,528,117 shares (cost
          $1,528,117)                                                      -                -               -                -                -                -               -
                                                              --------------- ---------------- --------------- ---------------- ---------------- ---------------- ---------------
                                                              --------------- ---------------- --------------- ---------------- ---------------- ---------------- ---------------
          Total assets
                                                                     134,338          161,271         664,178        4,472,813          576,654          169,512       1,531,476
Liabilities
                                                                           -                -               -                -                -                -               -
                                                              --------------- ---------------- --------------- ---------------- ---------------- ---------------- ---------------
                                                                  $  134,338       $  161,271      $  664,178      $ 4,472,813       $  576,654       $  169,512     $ 1,531,476
                                                              =============== ================ =============== ================ ================ ================ ===============

Net Assets
         Contracts in payout (annuitization) period               $  134,338       $  161,271      $  664,178      $ 4,472,813       $  576,654       $  169,512     $ 1,531,476
                                                              --------------- ---------------- --------------- ---------------- ---------------- ---------------- ---------------
Total net assets                                                  $  134,338       $  161,271      $  664,178      $ 4,472,813       $  576,654       $  169,512     $ 1,531,476
                                                              =============== ================ =============== ================ ================ ================ ===============

Units outstanding
                                                                      16,532           20,648          61,341          223,586           64,568           16,752         166,602
                                                              =============== ================ =============== ================ ================ ================ ===============

Unit value (accumulation)                                          $    8.16        $    7.88      $    10.82       $    20.01        $    8.93       $    10.11       $    9.19
                                                              =============== ================ =============== ================ ================ ================ ===============

The accompanying notes to the financial statements are an integral part of this statement.

                                                    AAL Variable Annuity Account II
                                                  Statement of Assets and Liabilities
                                                           December 31, 2001

                                                                                   Large                                             High
                                                                 Capital          Company          Equity                            Yield            Bond            Money
                                                                  Growth           Index           Income          Balanced          Bond             Index           Market
                                                                Subaccount       Subaccount       Subaccount      Subaccount       Subaccount       Subaccount      Subaccount
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Assets
         AAL Variable Product Series Fund, Inc.
         Investments at fair value
          Technology Stock Portfolio, 17,149 shares (cost            $     -          $     -         $     -          $     -          $     -          $     -         $     -
          $147,741)
          Aggressive Growth Portfolio, 20,454 shares (cost
          $180,397)                                                        -                -               -                -                -                -               -
          Small Cap Stock Portfolio, 59,859 shares (cost
          $623,208)                                                        -                -               -                -                -                -               -
          Small Cap Index Portfolio, 329,220 shares (cost
          $4,574,474)                                                      -                -               -                -                -                -               -
          Mid Cap Stock Portfolio, 63,907 shares (cost
          $608,673)                                                        -                -               -                -                -                -               -
          Mid Cap Index Portfolio, 16,560 shares (cost
          $164,633)                                                        -                -               -                -                -                -               -
          International Portfolio, 170,952 shares (cost
          $2,410,886)                                                      -                -               -                -                -                -               -
          Capital Growth Portfolio, 364,318 shares (cost
          $3,437,908)                                              3,360,780                -               -                -                -                -               -
          Large Company Index Portfolio, 615,395 shares                            12,466,776
          (cost $15,766,085)                                               -                                -                -                -                -               -
          Equity Income Portfolio, 45,995 shares (cost
          $437,077)                                                        -                -         434,268                -                -                -               -
          Balanced Portfolio, 768,100 shares (cost                                                                  11,045,198
          $12,352,819)                                                     -                -               -                                 -                -               -
          High Yield Bond Portfolio, 178,665 shares (cost                                                                             1,130,626
          $1,268,756)                                                      -                -               -                -                                 -               -
          Bond Index Portfolio, 249,597 shares (cost                                                                                                   2,556,354
          $2,513,998)                                                      -                -               -                -                -                                -
          Money Market Portfolio, 1,528,117 shares (cost
          $1,528,117)                                                      -                -               -                -                -                -       1,528,220
----------------------------------------------------------------------------- ---------------- ---------------  --------------- ---------------- ---------------- ---------------
----------------------------------------------------------------------------- ---------------- ---------------  --------------- ---------------- ---------------- ---------------
          Total assets                                                             12,466,776                       11,045,198        1,130,626        2,556,354
                                                                   3,360,780                          434,268                                                          1,528,220
Liabilities
                                                                           -                -               -                -                -                -               -
----------------------------------------------------------------------------- ---------------- ---------------  --------------- ---------------- ---------------- ---------------
                                                                  $3,360,780     $ 12,466,776       $ 434,268     $ 11,045,198      $ 1,130,626      $ 2,556,354     $ 1,528,220
============================================================================= ================ ===============  =============== ================ ================ ===============

Net Assets
         Contracts in payout (annuitization) period               $3,360,780     $ 12,466,776       $ 434,268      $11,045,198      $ 1,130,626      $ 2,556,354     $ 1,528,220
----------------------------------------------------------------------------- ---------------- ---------------  --------------- ---------------- ---------------- ---------------
Total net assets                                                  $3,360,780     $ 12,466,776       $ 434,268      $11,045,198      $ 1,130,626      $ 2,556,354     $ 1,528,220
============================================================================= ================ ===============  =============== ================ ================ ===============

Units outstanding                                                                                                                                        179,192
                                                                     370,167          581,825          46,401          613,289          128,437                        1,191,977
============================================================================= ================ ===============  =============== ================ ================ ===============

Unit value (accumulation)                                           $   9.04        $   21.43        $   9.28        $   18.01        $    8.81        $   14.26        $   1.28
============================================================================= ================ ===============  =============== ================ ================ ===============

The accompanying notes to the financial statements are an integral part of this statement.

                                                    AAL Variable Annuity Account II
                                                        Statement of Operations
                                                 For the Year Ended December 31, 2001

                                                     Technology      Aggressive       Small Cap        Small Cap       Mid Cap        Mid Cap
                                                       Stock           Growth          Stock            Index           Stock          Index        International
                                                     Subaccount      Subaccount       Subaccount      Subaccount      Subaccount     Subaccount       Subaccount
                                                  ------------------------------------------------------------------------------------------------------------------
     Income:
       Dividends                                         $      -        $    163       $     633       $   16,240      $   1,238        $    750        $  31,596

     Expenses:
       Mortality and expense risk charges
                                                              897             950           3,535           51,705          3,418             881           20,935
                                                  ---------------- --------------- ---------------  --------------- -------------- --------------- ----------------
     Net investment income (loss)
                                                            (897)           (787)         (2,902)         (35,465)        (2,180)           (131)           10,661

     Net realized gain (loss) on investments:
       Net realized gain (loss) from
         Investment transactions                                                                                                                         (131,354)
                                                              996           (420)             827           23,939          (186)             (3)
       Capital gain distributions
                                                                -               -             574          270,308              -             115                -
                                                  ----------------
                                                                   --------------- ---------------  --------------- -------------- --------------- ----------------
       Net realized gain (loss) on investments                                                                                                           (131,354)
                                                              996           (420)           1,401          294,247          (186)             112

     Change in unrealized appreciation
         (depreciation) of investments                                                                                                                   (409,692)
                                                         (13,403)        (19,126)          40,970         (68,044)       (32,019)           4,879
                                                  ---------------- --------------- ---------------  --------------- -------------- --------------- ----------------
     Net increase (decrease) in net assets
       resulting from operations                      $  (13,304)     $  (20,333)      $   39,469       $  190,738     $ (34,385)       $   4,860      $ (530,385)
                                                  ================ =============== ===============  =============== ============== =============== ================

                                                                       Large                                            High
                                                      Capital         Company          Equity                           Yield           Bond            Money
                                                      Growth           Index           Income         Balanced          Bond           Index           Market
                                                     Subaccount      Subaccount      Subaccount       Subaccount      Subaccount     Subaccount      Subaccount
                                                  -----------------------------------------------------------------------------------------------------------------
     Income:
       Dividends                                        $   8,878      $  131,438       $   3,286       $  344,275      $  99,581       $ 117,732        $  41,287

     Expenses:
       Mortality and expense risk charges
                                                           18,742         169,285           2,296          141,220         13,668          24,184           14,925
                                                  ---------------- --------------- --------------- ---------------- -------------- --------------- ----------------
     Net investment income (loss)
                                                          (9,864)        (37,847)             990          203,055         85,913          93,548           26,362

     Net realized gain (loss) on investments:
       Net realized gain (loss) from
         Investment transactions
                                                          (6,584)       (512,404)           (551)        (284,164)       (28,427)          23,297                -
       Capital gain distributions
                                                                -         433,764               -           60,547              -               -                -
                                                  ---------------- --------------- --------------- ---------------- -------------- --------------- ----------------
       Net realized gain (loss) on investments
                                                          (6,584)        (78,640)           (551)        (223,617)       (28,427)          23,297                -

     Change in unrealized appreciation
         (depreciation) of investments
                                                         (77,127)     (1,894,136)         (2,809)        (522,638)       (61,221)           1,837                -
                                                  ---------------- --------------- --------------- ---------------- -------------- --------------- ----------------
     Net increase (decrease) in net assets
       resulting from operations                      $  (93,575)   $ (2,010,623)     $   (2,370)     $  (543,200)     $  (3,735)       $ 118,682        $  26,362
                                                  ================ =============== =============== ================ ============== =============== ================

        The accompanying notes to the financial statements are an integral part of this statement.

                                                    AAL Variable Annuity Account II
                                                  Statements of Changes in Net Assets
                                            For the Years Ended December 31, 2001 and 2000

                                                  Technology       Aggressive       Small Cap        Small Cap        Mid Cap        Mid Cap
                                                    Stock           Growth            Stock            Index           Stock          Index        International
                                                  Subaccount       Subaccount       Subaccount       Subaccount      Subaccount     Subaccount       Subaccount
                                               ---------------------------------------------------------------------------------------------------------------------
    Net assets at January 1, 2000                     $      -         $      -         $      -       $  624,734       $      -        $      -        $  393,701

    Increase (decrease) in net assets
    Net investment income (loss)
                                                             -                -                -         (19,149)              -               -            22,314
    Net realized gain (loss) from
       Investment
    transactions                                             -                -                -          274,301              -               -            45,127
    Change in unrealized appreciation
       (depreciation) of investments
                                                             -                -                -         (46,102)              -               -         (500,436)
    ------------------------------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------------------------
    Net increase (decrease) in net
       Assets resulting from operations
                                                             -                -                -          209,050              -               -         (432,995)

    Capital share transactions
       Transfers of net premiums
                                                             -                -                -        1,259,732              -               -           901,340
       Transfers of death benefits
                                                             -                -                -          (3,752)              -               -                 -
       Transfers of surrenders
                                                             -                -                -        (136,318)              -               -          (92,864)
       Transfers between subaccounts                                                                                                                     1,200,664
                                                             -                -                -        1,891,723              -               -
    ------------------------------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------------------------
    Net increase (decrease) in net assets
       Resulting from
    capital
       Share transactions                                                                                                                                2,009,140
                                                             -                -                -        3,011,385              -               -
                                               ---------------- ---------------- ---------------- ---------------- -------------- ---------------------------------
    Total increase (decrease) in net assets                                                                                                              1,576,145
                                                             -                -                -        3,220,435              -               -
    ----------------------------------------------------------- ---------------- ---------------- ---------------- -------------- ---------------------------------
    Net assets at December 31, 2000                                                                                                                      1,969,846
                                                             -                -                -        3,845,169              -               -

    Increase (decrease) in net assets
    Net investment income (loss)
                                                         (897)            (787)          (2,902)         (35,465)        (2,180)           (131)            10,661
    Net realized gain (loss) from
       Investment
    transactions                                           996            (420)            1,401          294,247          (186)             112         (131,354)
    Change in unrealized appreciation
       (depreciation) of investments
                                                      (13,403)         (19,126)           40,970         (68,044)       (32,019)           4,879         (409,692)
    ------------------------------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------------------------
    Net increase (decrease) in net
       Assets resulting from operations
                                                      (13,304)         (20,333)           39,469          190,738       (34,385)           4,860         (530,385)

    Capital share transactions
       Transfers of net premiums
                                                        62,494           51,145          163,678          465,012        284,667          60,404           177,713
       Transfers of death benefits
                                                             -                -                -          (2,625)              -               -          (43,953)
       Transfers of surrenders
                                                       (2,358)          (3,018)         (10,061)        (312,657)       (13,874)         (1,623)         (125,309)
       Transfers between subaccounts
                                                        87,506          133,477          471,092          287,176        340,246         105,871            83,564
    ------------------------------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------------------------
    Net increase (decrease) in net assets
       Resulting from
    capital
       Share transactions
                                                       147,642          181,604          624,709          436,906        611,039         164,652            92,015
                                               ---------------- ---------------- ---------------- ---------------- -------------- ---------------------------------
    Total increase (decrease) in net assets
                                                       134,338          161,271          664,178          627,644        576,654         169,512         (438,370)
    ----------------------------------------------------------- ---------------- ---------------- ---------------- -------------- ---------------------------------
    Net assets at December 31, 2001                 $  134,338       $  161,271       $  664,178      $ 4,472,813     $  576,654      $  169,512       $ 1,531,476
    ========================================== ================ ================ ================ ================ ============== =================================
         The accompanying notes to the financial statements are an integral part of this statement.

                                                    AAL Variable Annuity Account II
                                                  Statements of Changes in Net Assets
                                            For the Years Ended December 31, 2001 and 2000

                                                                     Large                                             High
                                                   Capital          Company          Equity                           Yield         Bond             Money
                                                   Growth           Index           Income          Balanced          Bond          Index            Market
                                                 Subaccount       Subaccount      Subaccount       Subaccount      Subaccount      Subaccount       Subaccount
                                              ---------------------------------------------------------------------------------------------------------------------

    Net assets at January 1, 2000                      $      -    $ 4,124,971          $      -     $ 3,175,732      $  199,235     $  156,696        $ 1,798,099

    Increase (decrease) in net assets
    Net investment income (loss)
                                                              -       (41,713)                 -         206,757          61,278         42,020             58,286
    Net realized gain (loss) from
       Investment
    transactions                                              -        179,248                 -         432,397         (5,289)          (753)                  -
    Change in unrealized appreciation
       (depreciation) of investments
                                                              -    (1,526,683)                 -       (780,423)        (75,429)         43,306                  -
    -----------------------------------------  ----------------- -------------- ----------------- --------------- --------------- -------------- ------------------
    Net increase (decrease) in net
       assets resulting from operations
                                                              -    (1,389,148)                 -       (141,269)        (19,440)         84,573             58,286

    Capital share transactions
       Transfers of net premiums                                                                                                                        17,859,273
                                                              -      4,710,621                 -       3,761,357         383,323        249,451
       Transfers of death benefits
                                                              -        (8,512)                 -         (8,249)               -              -                  -
       Transfers of surrenders
                                                              -      (738,542)                 -       (499,581)        (51,985)       (47,690)          (371,508)
       Transfers between subaccounts                                                                                                                  (18,249,749)
                                                              -      7,966,205                 -       4,886,642         418,181        597,860
    -----------------------------------------  ----------------- -------------- ----------------- --------------- --------------- -------------- ------------------
    Net increase (decrease) in net assets
       resulting from
    capital
       share transactions
                                                              -     11,929,772                 -       8,140,169         749,519        799,621          (761,984)
                                               ----------------- -------------- ----------------- --------------- --------------- -------------- ------------------
    Total increase (decrease) in net assets
                                                              -     10,540,624                 -       7,998,900         730,079        884,194          (703,698)
    ------------------------------------------ ----------------- -------------- ----------------- --------------- --------------- -------------- ------------------
    Net assets at December 31, 2000                                                                                                                      1,094,401
                                                              -     14,665,595                 -      11,174,632         929,314      1,040,890

    Increase (decrease) in net assets
    Net investment income (loss)
                                                        (9,864)       (37,847)               990         203,055          85,913         93,548             26,362
    Net realized gain (loss) from
       investment
    transactions                                        (6,584)       (78,640)             (551)       (223,617)        (28,427)         23,297                  -
    Change in unrealized appreciation
       (depreciation) of investments
                                                       (77,127)    (1,894,136)           (2,809)       (522,638)        (61,221)          1,837                  -
    -----------------------------------------  ----------------- -------------- ----------------- --------------- --------------- -------------- ------------------
    Net increase (decrease) in net
       assets resulting from operations
                                                       (93,575)    (2,010,623)           (2,370)       (543,200)         (3,735)        118,682             26,362

    Capital share transactions
       Transfers of net premiums                                                                                                                         8,148,286
                                                        810,970      1,106,480           138,988       1,133,581         295,854        656,961
       Transfers of death benefits
                                                              -      (260,288)                 -       (423,162)        (23,920)       (22,139)                  -
       Transfers of surrenders
                                                       (57,475)      (941,361)          (10,858)       (749,414)        (89,392)       (99,646)          (247,162)
       Transfers between subaccounts                                                                                                                   (7,493,667)
                                                      2,700,860       (93,027)           308,508         452,761          22,505        861,606
    -----------------------------------------  ----------------- -------------- ----------------- --------------- --------------- -------------- ------------------
    Net increase (decrease) in net assets
       resulting from
    capital
       share transactions
                                                      3,454,355      (188,196)           436,638         413,766         205,047      1,396,782            407,457
                                               ----------------- -------------- ----------------- --------------- --------------- -------------- ------------------
    Total increase (decrease) in net assets
                                                      3,360,780    (2,198,819)           434,268       (129,434)         201,312      1,515,464            433,819
    ------------------------------------------ ----------------- -------------- ----------------- --------------- --------------- -------------- ------------------
    Net assets at December 31, 2001                 $ 3,360,780    $12,466,776        $  434,268     $11,045,198     $ 1,130,626    $ 2,556,354        $ 1,528,220
    =========================================  ================= ============== ================= =============== =============== ============== ==================

The accompanying notes to the financial statements are an integral part of this statement.

AAL Variable Annuity Account II
Notes to Financial Statements

December 31, 2001

Note 1. Summary of Significant Accounting Policies

The AAL Variable Annuity Account II (the Account) is a unit investment trust registered under the Investment Company Act of 1940. The Account was established as a separate investment account within Aid Association for Lutherans (AAL) to fund single premium immediate variable annuity certificates.

The Account has fourteen separate subaccounts, each of which invests solely, as directed by certificate owners, in a different portfolio of AAL Variable Product Series Fund, Inc. (the Fund), an open-end, diversified management investment company sponsored by AAL. Certificate owners also may direct investments to a guaranteed interest subaccount held in the general account of AAL.

Investments in shares of the Fund are stated at market value, which is the closing net asset value per share as determined by the Fund. The first-in, first-out basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. Dividends and capital gain distributions paid to the Account are automatically reinvested in shares of the Fund on the payment date.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

On January 1, 2002, AAL completed a merger with Lutheran Brotherhood. The merger is not expected to have a significant impact on the operations of the Account.

Note 2. Expense Charges

The Account pays AAL certain amounts relating to the distribution and administration of the certificates funded by the Account and as reimbursement for certain mortality and other risks assumed by AAL. The following summarizes those amounts.

Mortality and expense risks assumed by AAL are compensated for by a charge equivalent to an annual rate of approximately 1.25% of the average daily net asset value of the Account. There is a daily charge based on a percentage of each portfolio’s average daily net asset value that is payable to the portfolio’s investment advisor. The certificate owner may make two transfers between investment options per certificate year, but thereafter, each transfer is subject to a $25 transfer charge. Transfers from the fixed account are not allowed. In addition, each certificate has an indirect withdrawal and surrender charge, not to exceed 6%. The net amount received upon surrender is the commuted value. For the variable subaccounts, the commuted value is calculated using an interest rate of 0.5% greater than the assumed investment return selected.

Additionally, during the year ended December 31, 2001, management fees were paid indirectly to AAL Capital Management Corporation, a subsidiary of AAL, in its capacity as advisor to the Fund. The Fund's advisory agreement provides for fees as a percent of the average net assets for each subaccount, as follows:

                                            % of Average        Investment
                                              Net Assets       Advisory Fees
                                            --------------- --------------------
Subaccount:
    Technology Stock                           0.75%                1,299

    Aggressive Growth                          0.80%                  924

    Small Cap Stock                            0.70%                2,330

    Small Cap Index                            0.35%               20,838

    Mid Cap Stock                              0.70%                3,154

    Mid Cap Index                              0.35%                1,210

    International                              0.80%               16,050

    Capital Growth                             0.65%               10,846

    Large Company Index                        0.31%               42,760

    Equity Income                              0.45%                  825

    Balanced                                   0.32%               24,210

    High Yield Bond                            0.40%                5,563

    Bond Index                                 0.35%                2,742

    Money Market                               0.35%                3,264

Note 3. Federal Income Taxes

The operations of the Account form a part of the operations of AAL. AAL, a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Account’s net investment income and net realized gains on investments. Accordingly, no charge for income taxes is currently being made to the Account. If such taxes are incurred by AAL in the future, a charge to the Account may be assessed.

Note 4. Investment Transactions

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount are as follows:

Year ended December 31, 2001

                                               Purchases                 Sales

Technology Stock Subaccount                      154,528                 7,783
Aggressive Growth Subaccount                     183,480                 2,663
Small Cap Stock Subaccount                       634,936                12,555
Small Cap Index Subaccount                     1,421,061               749,312
Mid Cap Stock Subaccount                         625,935                17,076
Mid Cap Index Subaccount                         172,362                 7,726
International Subaccount                         396,749               294,073
Capital Growth Subaccount                      3,579,314               134,823
Large Company Index Subaccount                 2,591,507             2,383,786
Equity Income Subaccount                         449,275                11,647
Balanced Subaccount                            2,618,371             1,941,003
High Yield Bond Subaccount                       474,058               183,098
Bond Index Subaccount                          1,860,534               370,204
Money Market Subaccount                        6,663,328             6,229,617
                                              21,825,438            12,345,366

Note 5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows:

Year ended December 31, 2001             Units           Units      Net Increase/
                                          Sold        Redeemed           Decrease

Technology Stock Subaccount             17,109             577             16,532
Aggressive Growth Subaccount            21,184             536             20,648
Small Cap Stock Subaccount              62,909           1,568             61,341
Small Cap Index Subaccount              44,125          22,398             21,727
Mid Cap Stock Subaccount                67,342           2,774             64,568
Mid Cap Index Subaccount                17,537             785             16,752
International Subaccount                31,724          22,750              8,974
Capital Growth Subaccount              378,139           7,972            370,167
Large Company Index Subaccount          54,999          66,808           (11,809)
Equity Income Subaccount                47,734           1,333             46,401
Balanced Subaccount                    101,745          79,695             22,050
High Yield Bond Subaccount              38,962          16,271             22,691
Bond Index Subaccount                  113,254          12,201            101,053
Money Market Subaccount              6,431,130       6,114,066            317,064
                                 -------------- --------------- ------------------
                                     7,427,893       6,349,734          1,078,159
                                 -------------- --------------- ------------------

                                         Units           Units      Net Increase/
                                          Sold        Redeemed           Decrease
Small Cap Index Subaccount             175,862          10,039            165,823
International Subaccount               140,574           8,724            131,850
Large Company Index Subaccount         482,359          38,493            443,866
Balanced Subaccount                    463,558          37,164            426,394
High Yield Bond Subaccount              90,763           7,063             83,700
Bond Index Subaccount                   69,484           4,300             65,184
Money Market Subaccount             14,749,542      15,382,112          (632,570)
                                 -------------- --------------- ------------------
                                    16,172,142      15,487,895            684,247
                                 -------------- --------------- ------------------

Note 6. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year or period ended December 31, 2001, follows. Quoted total returns only reflect the change in the subaccounts unit value for the period; the quoted returns do not reflect deductions for charges and expenses at the contract level.
                                                                            Expenses as a
Year or Period Ended                                                        % of Average     Investment         Total
December 31, 2001                     Units     Unit Value    Net Assets     Net Assets     Income Ratio        Return

Technology Stock Subaccount           16,532       $8.16      $134,338          1.25%           0.00%          (18.36)%*
Aggressive Growth Subaccount          20,648        7.88       161,271          1.25            0.18           (21.25)*
Small Cap Stock Subaccount            61,341       10.82       664,178          1.25            0.18             8.22*
Small Cap Index Subaccount           223,586       20.01     4,472,813          1.25            0.39             5.05
Mid Cap Stock Subaccount              64,568        8.93       576,654          1.25            0.36           (10.72)*
Mid Cap Index Subaccount              16,752       10.11       169,512          1.25            0.86             1.13*
International Subaccount             166,602        9.19     1,531,476          1.25            1.89           (26.42)
Capital Growth Subaccount            370,167        9.04     3,360,780          1.25            0.48            (9.55)*
Large Company Index Subaccount       581,825       21.43    12,466,776          1.25            0.97           (13.25)
Equity Income Subaccount              46,401        9.28       434,268          1.25            1.46            (7.22)*
Balanced Subaccount                  613,289       18.01    11,045,198          1.25            3.05            (4.69)
High Yield Bond Subaccount           128,437        8.81     1,130,626          1.25            9.12             0.14
Bond Index Subaccount                179,192       14.26     2,556,354          1.25            6.08             7.11
Money Market Subaccount            1,191,977        1.28     1,528,220          1.25            3.49             2.49

* Cumulative total return since commencement of operations.

Aid Association for Lutherans/Lutheran Brotherhood

Supplemental Consolidated Financial Statements

Year Ended December 31, 2001

Contents

Report of Independent Auditors

Supplemental Consolidated Balance Sheet

Supplemental Consolidated Statement of Income

Supplemental Consolidated Statement of Changes in Members' Equity

Supplemental Consolidated Statement of Cash Flows

Notes to Supplemental Consolidated Financial Statements

Report of Independent Auditors

The Board of Directors
Aid Association for Lutherans/Lutheran Brotherhood

We have audited the supplemental consolidated balance sheet of Aid Association for Lutherans/Lutheran Brotherhood (AAL/LB) (formed as a result of the merger of Lutheran Brotherhood (LB) with and into Aid Association for Lutherans (AAL)) as of December 31, 2001, and the related supplemental consolidated statement of income, changes in members' equity and cash flows for the year then ended. The supplemental consolidated financial statements give retroactive effect to the merger of LB with and into AAL on January 1, 2002, which has been accounted for using the pooling of interests method as described in the notes to the supplemental consolidated financial statements. These supplemental financial statements are the responsibility of the management of AAL/LB. Our responsibility is to express an opinion on these supplemental financial statements based on our audits. We did not audit the financial statements of LB which statements reflect total assets constituting 49% for 2001 of the related supplemental consolidated financial statement totals, which reflect total revenues constituting 44% of the related supplemental consolidated financial statement totals for the year then ended, and which reflect net income constituting approximately (3)% of the related supplemental consolidated financial statement totals for the year then ended. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to data included for LB, is based solely on the report of the other auditors.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit and the report of the other auditors provide a reasonable basis for our opinion.

In our opinion, based on our audit and the report of other auditors, the supplemental financial statements referred to above present fairly, in all material respects, the consolidated financial position of AAL/LB at December 31, 2001, and the consolidated results of its operations and its cash flows for the year then ended, after giving retroactive effect to the merger of LB with and into AAL as described in the notes to the supplemental consolidated financial statements, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Milwaukee, Wisconsin
March 1, 2002

                                          Aid Association for Lutherans/Lutheran Brotherhood
                                                Supplemental Consolidated Balance Sheet
                                                           December 31, 2001
                                                             (In millions)

Assets
     Investments:
         Securities available for sale, at fair value
              Fixed maturities                                                                         $     21,101
              Equity securities                                                                               1,584
         Fixed maturities held to maturity, at amortized cost                                                 1,757
         Mortgage loans                                                                                       5,698
         Real estate                                                                                            121
         Certificate loans                                                                                    1,276
         Short-term investments                                                                                 325
         Other invested assets                                                                                  414
                                                                                                           ---------
     Total investments                                                                                       32,276

     Cash and cash equivalents                                                                                1,303
     Accrued investment income                                                                                  346
     Deferred acquisition costs                                                                               1,934
     Assets held in separate accounts                                                                         9,777
     Other assets                                                                                               261
                                                                                                           ---------
Total Assets                                                                                           $     45,897
                                                                                                           =========

Liabilities and Members' Equity
     Certificate liabilities and accruals:
         Future certificate benefits                                                                   $     10,047
         Unpaid claims and claim expenses                                                                       167
                                                                                                           ---------
         Total certificate liabilities and accruals                                                          10,214

     Certificateholder funds                                                                                 19,339
     Amounts due to brokers                                                                                     662
     Liabilities related to separate accounts                                                                 9,726
     Other liabilities                                                                                          609
                                                                                                           ---------
Total Liabilities                                                                                            40,550

Members' Equity
     Retained earnings                                                                                        5,142
     Accumulated other comprehensive income                                                                     205
                                                                                                           ---------
Total Members' Equity                                                                                         5,347
                                                                                                           ---------
Total Liabilities and Members' Equity                                                                  $     45,897
                                                                                                           =========

                                                        See accompanying notes.

                                          Aid Association for Lutherans/Lutheran Brotherhood
                                             Supplemental Consolidated Statement of Income
                                                     Year Ended December 31, 2001
                                                             (In millions)

Revenue
     Insurance premiums                                                                                  $    1,266
     Insurance charges                                                                                          544
     Net investment income                                                                                    2,136
     Net realized investment gains                                                                               16
     Mutual fund and other revenue                                                                              188
                                                                                                           ---------
Total revenue                                                                                                 4,150

Benefits and expenses
     Certificate claims and other benefits                                                                      865
     Increase in certificate reserves                                                                           778
     Interest credited                                                                                        1,113
     Surplus refunds                                                                                            344
                                                                                                           ---------
     Total benefits                                                                                           3,100

     Underwriting, acquisition and insurance expenses                                                           546
     Amortization of deferred acquisition costs                                                                 168
     Fraternal benefits and expenses                                                                            201
                                                                                                           ---------
     Total expenses                                                                                             915
                                                                                                           ---------
Total benefits and expenses                                                                                   4,015
                                                                                                           ---------

Net income                                                                                                $     135
                                                                                                           =========

                                                        See accompanying notes.

                                          Aid Association for Lutherans/Lutheran Brotherhood
                                   Supplemental Consolidated Statement of Changes in Members' Equity
                                                     Year Ended December 31, 2001
                                                             (In millions)

                                                                                        Accumulated
                                                                                            other             Total
                                                                       Retained         comprehensive       members'
                                                                       earnings             income           Equity
                                                                      ----------        -------------      -----------

Balance at January 1, 2001                                           $    5,007         $        69         $   5,076
Comprehensive income
    Net income                                                              135                   -               135
    Change in unrealized gains/losses
       on securities available for sale                                       -                 136               136
                                                                                                           -----------

Total comprehensive income                                                                                        271
                                                                      ----------        -------------      -----------
Balance at December 31, 2001                                          $   5,142          $      205         $   5,347
                                                                      ==========        =============      ===========

                            See accompanying notes.

                                          Aid Association for Lutherans/Lutheran Brotherhood
                                           Supplemental Consolidated Statement of Cash Flows
                                                     Year Ended December 31, 2001
                                                             (In millions)

Operating Activities:
     Net Income                                                                                         $      135
     Adjustments to reconcile net income to net cash
        provided by operating activities:
     Increase in certificate liabilities and accruals                                                          717
     Increase in certificateholder funds                                                                       965
     Increase in deferred acquisition costs                                                                    (64)
     Realized gains on investments                                                                             (16)
     Provisions for amortization                                                                                39
     Changes in other assets and liabilities                                                                    69
                                                                                                           ---------
Net cash provided by operating activities                                                                    1,845

Investing Activities:
     Securities available for sale:
         Purchases - fixed maturities                                                                      (21,159)
         Sales, maturities and calls - fixed maturities                                                     20,139
         Purchases - equities                                                                               (1,274)
         Sales - equities                                                                                    1,029
     Securities held to maturity:
         Purchases                                                                                            (185)
         Maturities and calls                                                                                  382
     Mortgage loans funded                                                                                    (926)
     Mortgage loans repaid                                                                                     564
     Certificate loans, net                                                                                    (27)
     Other                                                                                                    (105)
                                                                                                           ---------
     Net cash used in investing activities                                                                  (1,562)

Financing Activities:
     Universal life and investment contract receipts                                                         1,437
     Universal life and investment contract withdrawals                                                     (1,366)
                                                                                                           ---------
     Net cash provided by financing activities                                                                  71
                                                                                                           ---------
Net increase in cash and cash equivalents                                                                      354
Cash and cash equivalents, beginning of year                                                                   949
                                                                                                           ---------
Cash and cash equivalents, end of year                                                                   $   1,303
                                                                                                           =========

                                                        See accompanying notes.

Aid Association for Lutherans/Lutheran Brotherhood
Notes to Supplemental Consolidated Financial Statements
December 31, 2001

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations
On January 1, 2002, Lutheran Brotherhood (LB) completed a merger with and into Aid Association for Lutherans (AAL). The merged organization will begin operating by a new name as soon as possible after the new name is approved by its members and appropriate regulators. In the meantime, the legal name of the organization is AAL, although it does business by the trade name Aid Association for Lutherans/Lutheran Brotherhood (AAL/LB). AAL/LB provides its members with life insurance and retirement products (both fixed and variable), disability income and long-term care insurance nationwide as well as Medicare supplement insurance in most states. AAL/LB members are served by district representatives across the country and are offered ancillary services through various AAL/LB subsidiaries and affiliates.

Basis of Presentation
The accompanying supplemental consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The merger has been accounted for as a pooling of interests transaction, and as such the supplemental consolidated financial statements include AAL's and LB's financial information as if LB had always been part of AAL. The supplemental consolidated financial statements give retroactive effect to the merger of LB with and into AAL and will become the historical financial statements upon issuance of financial statements for the period that includes the date of the merger.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Principles of Consolidation
The supplemental consolidated financial statements include the accounts of AAL, its wholly-owned subsidiary, AAL Holdings Inc., which is the parent company of a broker-dealer, bank, and a real estate development company, as well as the accounts of LB, its wholly-owned subsidiary, Lutheran Brotherhood Financial Corporation, which is the parent company of Lutheran Brotherhood Variable Insurance Products Company, a stock life insurance company; an investment adviser; a broker-dealer; a property and casualty insurance agency; a federal savings bank holding company; and a federal savings bank. All significant intercompany transactions have been eliminated.

The significant accounting practices used in preparation of the supplemental consolidated financial statements are summarized as follows:

Investments
Investments in fixed maturities are classified as available for sale or held to maturity according to the holder's intent. Securities classified in the available for sale category are carried at fair value and consist of those securities which AAL/LB intends to hold for an indefinite period of time but not necessarily to maturity. Securities in the held to maturity category are carried at amortized cost and consist of those which AAL/LB has both the ability and the positive intent to hold to maturity.

On January 1, 2001, AAL/LB adopted Financial Accounting Standards Board Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities". Statement No. 133 requires AAL/LB to recognize all derivative instruments on the balance sheet at fair value. Because of AAL/LB's minimal involvement with derivative instruments, Statement No. 133 did not have a material effect on the net income or retained earnings of AAL/LB. However, as allowed by Statement No. 133, as of January 1, 2001, AAL/LB transferred $871,000,000 of its held to maturity securities to the available for sale category. The effect of this transfer on accumulated other comprehensive income is described in Note 2.

Changes in fair values of available for sale securities, after adjustment of deferred acquisition costs (DAC), are reported as unrealized gains or losses directly in members' equity as comprehensive income and, accordingly, have no effect on net income. The DAC offsets to the unrealized gains or losses represent valuation adjustments of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized.

The cost of fixed maturity investments classified as available for sale and as held to maturity is adjusted for amortization of premiums and accretion of discounts calculated using the effective interest method. That amortization or accretion is included in net investment income.

Mortgage loans generally are stated at their outstanding unpaid principal balances. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to income using the effective interest method.

Investment real estate is valued at original cost plus capital expenditures less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the property. Real estate expected to be disposed of is carried at the lower of cost or fair value, less estimated costs to sell.

Certificate loans are generally valued at the aggregate unpaid balances. Other investments, consisting primarily of real estate joint ventures, are valued on the equity basis.

All investments are carried net of allowances for declines in value that are other than temporary; the changes in those reserves are reported as realized gains or losses on investments.

Realized gains and losses on the sale of investments and declines in value considered to be other than temporary are recognized in the Supplemental Consolidated Statement of Income.

Securities loaned under AAL/LB's securities lending agreement are stated in the Supplemental Consolidated Balance Sheet at amortized cost or fair market value, consistent with AAL/LB's classifications of such securities as held to maturity or available for sale. AAL/LB measures the fair value of securities loaned against the collateral received on a daily basis. Additional collateral is obtained as necessary to ensure such transactions are adequately collateralized.

Cash and Cash Equivalents
Cash and cash equivalents are carried at cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs
Costs which vary with and are primarily attributable to the production of new business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and certificate issue expenses. For interest sensitive life, participating life and investment products, these costs are amortized in proportion to estimated margins from interest, mortality and other factors under the contracts. Amortization of acquisition costs for other certificates is charged to expense in proportion to premium revenue recognized.

Certificate Liabilities and Accruals
Reserves for future certificate benefits for participating life insurance are net level reserves computed using the same interest and mortality assumptions as used to compute cash values. Reserves for future certificate benefits for non-participating life insurance are also net level reserves, computed using assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation.

Reserves for future certificate benefits for universal life insurance and deferred annuities consist of certificate account balances before applicable surrender charges.

Reserves for health certificates are generally computed using current pricing assumptions. For Medicare supplement, disability income and long term care certificates, reserves are computed on a net level basis using realistic assumptions, with provision for adverse deviation.

Claim reserves are established for future payments not yet due on claims already incurred, relating primarily to health certificates. These reserves are based on past experience and applicable morbidity tables. Reserves are continuously reviewed and updated, with any resulting adjustments reflected in current operations.

Separate Accounts
Separate account assets and liabilities reported in the accompanying Supplemental Consolidated Balance Sheet represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts, and for which the certificateholder, rather than AAL/LB, bears the investment risk. Fees charged on separate account certificateholder deposits are included in insurance charges. Separate account assets, which are stated at fair value based on quoted market prices, and separate account liabilities are shown separately in the Supplemental Consolidated Balance Sheet. Operating results of the separate accounts are not included in the Supplemental Consolidated Statement of Income.

Insurance Premiums and Charges
For life and some annuity contracts other than universal life or investment contracts, premiums are recognized as revenues over the premium paying period, with reserves for future benefits established on a prorated basis from such premiums.

Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to certificate account balances and benefits incurred in excess of certificate account balances. Certain profits on limited payment certificates are deferred and recognized over the certificate term.

For health certificates, gross premiums are prorated over the contract term of the certificates with the unearned premium included in the certificate reserves.

Surplus Refunds
Surplus refunds are recognized over the certificate year and are reflected in the Supplemental Consolidated Statement of Income. The majority of life insurance certificates, except for universal life and term certificates, begin to receive surplus refunds at the end of the second certificate year. Surplus refunds are not currently being paid on interest-sensitive and health insurance certificates. Surplus refund scales are approved annually by AAL/LB's Board of Directors.

Fraternal Benefits
Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits, and expenses related to AAL/LB's fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, as well as various programs and church grants. Expenses, such as those necessary to maintain the branch system, are also included.

Mutual Fund and Other Revenue
Mutual fund and other revenue consists primarily of concessions and investment advisory fees of AAL/LB's broker-dealer and investment advisor subsidiaries.

Income Taxes
AAL/LB, a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, income earned by AAL/LB is generally exempt from taxation. AAL/LB's wholly-owned subsidiary and its subsidiaries are subject to federal and state taxation; however, the resulting income taxes are not material to AAL/LB's supplemental consolidated financial statements.

Note 2. Investments

AAL/LB's investments in available for sale securities and held to maturity securities are summarized as follows:

                                                                         Gross          Gross       Estimated
                                                        Amortized     Unrealized     Unrealized       Fair
                                                          Cost           Gains         Losses         Value
                                                        ---------      ---------      ---------     ---------
                                                                             (In Millions)
Available for sale securities at
   December 31, 2001:
   Fixed maturity securities:
     Loan-backed obligations of U.S.
     Government corporations
       and agencies                                    $   5,334       $     57       $    (19)     $   5,372
       U.S. Treasury securities and non-
     Loan-backed obligations of U.S.
     Government corporations and
     Agencies                                                670             28             (2)           696
     Corporate and other bonds                            11,888            318           (204)        12,043
     Mortgage & asset-backed securities                    2,965             84            (18)         2,990
                                                        ---------      ---------      ---------     ---------
     Total fixed maturity securities                      20,857            487           (243)        21,101
   Equity securities                                       1,554            242           (212)         1,584
                                                        ---------      ---------      ---------     ---------
Total                                                  $  22,411        $   729       $   (455)     $  22,685
                                                        =========      =========      =========     =========

Held to maturity securities at
   December 31, 2001:
   Fixed maturity securities:
     U.S. Treasury securities and
      non-loan-backed obligations
      of U.S. Government
      Corporations and agencies                        $      16       $       1     $      -      $       17
     Corporate bonds                                       1,741             52             (8)         1,785
                                                        ---------      ---------      ---------     ---------
Total                                                  $   1,757       $     53       $     (8)     $   1,802
                                                        =========      =========      =========     =========

Note 2.  Investments (Continued)

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Available for Sale               Held to Maturity
                                                   ---------------------           --------------------
                                                 Amortized          Fair         Amortized          Fair
                                                   Cost             Value           Cost            Value
                                                 ---------        ---------      ---------       ---------
                                                                         (In Millions)
Due in one year or less                          $    714          $   727         $   108        $   111
Due after one year through five years               5,234            5,336            771             781
Due after five years through ten years              4,579            4,622            587             611
Due after ten years                                 2,031            2,054            291             299
                                                 ---------        ---------      ---------       ---------
Total fixed maturity securities
  excluding mortgage and
  asset-backed bonds                               12,558           12,739          1,757           1,802
Loan-backed obligations of U.S.
  Government corporations and
  agencies                                          5,334            5,372             -                -
Mortgage and asset-backed securities                2,965            2,990             -                -
                                                 ---------        ---------      ---------       ---------
Total fixed maturity securities                 $  20,857          $21,101         $  1,757      $  1,802
                                                 =========        =========      =========       =========

Major categories of AAL/LB's investment income for the year ended December 31, 2001, are summarized as follows (in millions):

Fixed maturity securities                                                                     $    1,487
Equity securities                                                                                     29
Mortgage loans                                                                                       446
Investment real estate                                                                                32
Certificate loans                                                                                     86
Other invested assets                                                                                114
                                                                                                  --------
Gross investment income                                                                            2,194
Investment expenses                                                                                   58
                                                                                                  --------
Net investment income                                                                          $   2,136
                                                                                                  ========

Note 2. Investments (Continued)

AAL/LB's realized gains and losses on investments for the year ended December 31, 2001, are summarized as follows
(in millions):

Securities available for sale:
    Fixed maturity securities:
      Gross realized gains                                                                      $    210
      Gross realized losses                                                                         (221)
    Equity securities:
      Gross realized gains                                                                           134
      Gross realized losses                                                                         (134)
Other investments, net                                                                                27
                                                                                                  --------
Net realized investment gains                                                                   $     16
                                                                                                  ========

Net unrealized gains/losses on securities available for sale credited directly to members' equity as accumulated other comprehensive income at December 31, 2001, were as follows (in millions):

Fair value adjustment to available for sale securities                                           $   271
Decrease in deferred acquisition costs                                                               (66)
                                                                                                  --------
Net unrealized gains on available for sale securities                                            $   205
                                                                                                  ========

The change in accumulated other comprehensive income due to unrealized gains/losses on securities available for sale for the year ended December 31, 2001, is as follows (in millions):

Fixed maturity securities available for sale                                                     $   396
Effect of transfer of held to maturity securities to
    available for sale (Note 1)                                                                       18
Equity securities available for sale                                                                (203)
Deferred acquisition costs                                                                           (75)
                                                                                                  --------
                                                                                                  $  136
                                                                                                  ========

The net change in unrealized gains/losses on securities available for sale is reported net of the reclassification adjustment for the year ended December 31, 2001, as follows (in millions):

Unrealized gains/losses on securities
  available for sale                                                                             $   187
    Less:  reclassification adjustment for realized
      gains included in net income                                                                    51
                                                                                                  --------
Change in unrealized gains/losses on
  securities available for sale                                                                  $   136
                                                                                                  ========

Note 2.  Investments (Continued)

AAL/LB invests in mortgage loans, principally involving commercial real estate.  Such investments consist of first mortgage liens on completed income producing properties.  AAL/LB manages its investments in mortgage loans to limit credit risk by diversifying among various geographic regions and property types. The carrying values of mortgage loans were as follows as of December 31, 2001 (in millions):

Mortgage loans:
   Residential and commercial                                                                   $   5,097
   Loans to Lutheran Churches                                                                         683
                                                                                                  --------
      Total mortgage loans                                                                      $   5,780
                                                                                                  ========

The following table presents changes in the allowance for credit losses for the year ended December 31, 2001 (in millions):

Balance at beginning of year                                                                     $     89
Provisions for credit losses (credit)                                                                  (7)
                                                                                                  --------
Balance at end of year                                                                           $     82
                                                                                                  ========

AAL/LB's investment in mortgage loans includes $96,000,000 of loans that are considered to be impaired at December
31, 2001, for which the related allowance for credit losses are $15,000,000 at December 31, 2001. The average recorded investment in impaired loans during the year ended December 31, 2001, was $103,000,000. AAL/LB recorded interest income, using the accrual method, on impaired loans of $7,000,000 for 2001.

Note 3.  Deferred Acquisition Costs

The changes in deferred acquisition costs for the year ended December 31, 2001, are as follows (in millions):

Balance at beginning of year                                                                     $  1,945
Capitalization of acquisition costs                                                                   232
Acquisition costs amortized                                                                          (168)
Change in unrealized investment gains/losses                                                          (75)
                                                                                                  --------
Balance at end of year                                                                            $ 1,934
                                                                                                  ========

Note 4.  Retirement and Savings Plans and Postretirement Benefits Other Than Pensions

AAL/LB offers noncontributory defined retirement plans to substantially all home office and field employees.
Additionally, AAL/LB provides postretirement benefits in the form of health and life insurance for substantially all retired home office and field personnel.

The following tables set forth the amounts recognized in the supplemental consolidated financial statements and the plans' funding status at December 31, 2001 (in millions):

                                                                   Retirement Plans         Other Benefits
                                                                   -----------------        --------------
Projected benefit obligation for services rendered to date            $    478                 $   67
Plan assets at fair value                                                  453                      -
                                                                      --------               --------
Funded (unfunded) status of the plan                                   $   (25)                $  (67)
                                                                      ========               ========
Accrued liability included in consolidated balance sheets                $   7                  $  56

The following summarizes certain assumptions included in the preceding schedules for the year ended December 31,
2001:

                                                                   Retirement Plans         Other Benefits
                                                                   -----------------        --------------
Discount rate                                                           7.0-7.5%                   7.5%
Expected return on plan assets                                          8.5-9.0%                   -
Rate of compensation increase                                           5.0%                       -
Health care trend rate                                                 -                           6.0%

                                                                   Retirement Plans         Other Benefits
                                                                   -----------------        --------------
                                                                              (In millions)
Benefit cost                                                       $         6             $        8
Employer contributions                                                       3                      2
Employee contributions                                                      -                       1
Benefits paid                                                               19                      3

At December 31, 2001, $151,000,000 of the retirement plans assets were held on deposit with AAL/LB and invested primarily in corporate bonds and mortgage loans through a deposit administration fund, which is part of the general assets of AAL/LB. The related retirement liability of $156,000,000 at December 31, 2001 is included in future certificate benefits in the Supplemental Consolidated Balance Sheet.

AAL/LB also has noncontributory defined contribution retirement plans (as defined under Internal Revenue Code section 401(k)) which cover substantially all home office and field employees and a noncontributory non-qualified deferred compensation plan which covers certain of it general agents.

Note 4. Retirement and Savings Plans and Postretirement Benefits Other Than Pensions (Continued)

At December 31, 2001, approximately $152,000,000 of the defined contribution retirement plans' assets were held by AAL/LB and the remaining plan assets were held in separate trusts. An accrued liability of $152,000,000 was included in future certificate benefits at December 31, 2001 for the portion of plan assets held by AAL/LB. Expenses related to the defined contribution retirement plans for the year ended December 31, 2001 were $15,000,000. Accumulated vested deferred compensation benefits at December 31, 2001 totaled $71,000,000, and are included in other liabilities.

Note 5. Synopsis of Statutory Financial Results

The accompanying financial statements differ from those prepared in accordance with statutory accounting practices prescribed or permitted by regulatory authorities. Effective January 1, 2001, the National Association of Insurance Commissioner's (NAIC) adopted a revised Accounting Practices and Procedures Manual. Wisconsin and Minnesota insurance laws and regulations define the NAIC manual as the prescribed method of accounting. The synopsis of statutory financial results is included to satisfy certain state reporting requirements for fraternals.

The more significant differences in the GAAP-basis financial statements from the statutory-basis financial statements are as follows: (a) investments in bonds are reported at amortized cost or at fair value with unrealized holding gains and losses reported as a separate component of members' equity, depending on their designation at purchase as held to maturity or available for sale, respectively, rather than being valued based on the bond's NAIC rating; (b) certain acquisition costs of new business are deferred and amortized rather than being charged to operations as incurred; (c) the liabilities for future certificate benefits and expenses are based on reasonably conservative estimates of expected mortality, interest, withdrawals and future maintenance and settlement expenses rather than using statutory rates for mortality and interest; (d) certain assets, principally costs in excess of net assets acquired, furniture, equipment and agents' debit balances are reported as assets rather than being charged to members' equity and excluded from the balance sheets; (e) the interest maintenance reserve and asset valuation reserve are reported as part of members' equity rather than as a liability; and (f) revenues for universal life and investment-type contracts include mortality, expense and surrender charges levied against the certificateholders' accounts rather than including as revenues the premiums received on these certificates. Expenses include interest added to the certificateholders' accounts rather than reserve changes related to the investment portion of these policies.

Summarized separate company statutory-basis financial information for AAL and LB on an unconsolidated basis is as follows (in millions):

                                                                              December 31, 2001
                                                                       AAL                       LB
                                                                     ---------               ----------
Assets                                                              $  22,435                 $  16,821
                                                                     =========               ==========

Liabilities                                                         $  20,565                 $  15,697
Unassigned funds                                                        1,870                     1,124
                                                                     ---------               ----------
Total liabilities and unassigned funds                              $  22,435                 $  16,821
                                                                     =========               ==========

Note 5.  Synopsis of Statutory Financial Results (Continued)

                                                                        Year ended December 31, 2001
                                                                        AAL                      LB
                                                                     ---------               ----------
Gain (loss) from operations before net realized capital losses       $    101                 $     (61)
Net realized capital (losses)                                             (36)                      (19)
                                                                     ---------               ----------
   Net gain (loss) from operations                                         65                       (80)
Total other changes                                                       (11)                      (14)
                                                                     ---------               ----------
Net change in unassigned surplus                                     $     54                 $     (94)
                                                                     =========               ==========

AAL and LB are in compliance with the statutory surplus requirements of all states.

Note 6. Fair Value of Financial Instruments

The following methods and assumptions were used in estimating fair value disclosures for financial instruments:

Cash and Cash Equivalents
The carrying amounts reported in the accompanying Supplemental Consolidated Balance Sheet for these instruments approximate their fair values.

Investment Securities
Fair values for fixed maturity securities are based on quoted market prices where available, or are estimated using values obtained from independent pricing services. All fixed maturity issues are individually priced based on year-end market conditions, the credit quality of the issuing company, the interest rate and the maturity of the issue. The fair values for investments in equity securities are based on quoted market prices.

Mortgage Loans
The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Certificate Loans
The carrying amounts reported in the accompanying Supplemental Consolidated Balance Sheet for these loans are considered to be reasonable estimates of their fair value.

Separate Accounts
The carrying amounts reported for separate account assets and liabilities approximate their respective fair values.

Financial Liabilities
The fair values for AAL/LB's liabilities under investment-type contracts, such as deferred annuities, variable annuities, and other liabilities, including supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal. These amounts are included in certificateholder funds in the accompanying Supplemental Consolidated Balance Sheet.

Note 6. Fair Value of Financial Instruments (Continued)

The carrying value and estimated fair value of AAL/LB's financial instruments at December 31, 2001, are as follows (in millions):

                                       Carrying               Estimated
                                         Value               Fair Value
                                       ---------             ----------
Financial Assets:
   Fixed maturities                  $   22,858           $   22,903
   Equity securities                      1,584                1,584
   Mortgage loans                         5,698                5,968
   Cash and cash equivalents              1,303                1,303
   Certificate loans                      1,276                1,276
   Separate account assets                9,777                9,777

Financial Liabilities:
   Deferred annuities                    10,175               10,119
   Separate account liabilities           9,726                9,726
   Other                                  1,408                1,404

Note 7. Commitments and Contingent Liabilities

AAL/LB is involved in various lawsuits and contingencies that have arisen from the normal conduct of business. Also, AAL/LB has been named in civil litigation proceedings alleging inappropriate life insurance sales practices by AAL/LB, which appear to be similar to claims asserted in class actions brought against many other life insurers. These matters are sometimes referred to as market conduct lawsuits. AAL/LB believes it has substantial defenses to these actions and intends to assert them in the courts where the actions were filed. While the ultimate resolution of such litigation cannot be predicted with certainty at this time, in the opinion of management such matters will not have a material adverse effect on the financial position or results of AAL/LB.

Contingent liabilities arising from litigation, tax and other matters are not considered material in relation to the financial position of AAL/LB. AAL/LB has not made any provision in the consolidated financial statements for liabilities, if any, that might ultimately result from these contingencies.

Under terms of guarantee of a letter of credit issued by local banks, AAL/LB is obligated to advance a maximum of $45,000,000 if a local civic organization is unable to make timely payments on its debt secured by a letter of credit from the local banks. AAL/LB's guarantee is secured by the civic organization's assets which include all funds held by the organization to support the debt and the organization's building. AAL/LB would acquire these assets in the event of default.

Aid Association for Lutherans
Consolidated Financial Statements
Years ended December 31, 2001, 2000 and 1999

Contents

Report of Independent Auditors

Consolidated Balance Sheets

Consolidated Statements of Income

Consolidated Statements of Changes in Certificateholders' Surplus

Consolidated Statements of Cash Flows

Notes to Consolidated Financial Statements

Report of Independent Auditors

The Board of Directors
Aid Association for Lutherans/Lutheran Brotherhood

We have audited the accompanying consolidated balance sheets of Aid Association for Lutherans (AAL) as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in certificateholders' surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of AAL's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of AAL at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young

Milwaukee, Wisconsin

January 23, 2002

                                                     Aid Association for Lutherans
                                                      Consolidated Balance Sheets

                                                                                            December 31
                                                                                   2001                   2000
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                          (In Millions)
Assets
     Investments:
       Securities available for sale, at fair value
         Fixed maturities                                                       $  13,177              $  11,281
         Equity securities                                                            916                    825
       Fixed maturities held to maturity, at amortized cost                         1,757                  2,810
     Mortgage loans                                                                 3,445                  3,092
     Real estate                                                                       31                     45
       Certificate loans                                                              510                    501
       Other invested assets                                                           58                     67
---------------------------------------------------------------------------------------------------------------------------------------
       Total investments                                                           19,894                 18,621

     Cash and cash equivalents                                                        350                    200
     Accrued investment income                                                        211                    222
     Deferred acquisition costs                                                       755                    764
     Assets held in separate accounts                                               2,132                  2,164
     Other assets                                                                     136                    141
---------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                    $  23,478              $  22,112
=======================================================================================================================================

Liabilities and Certificateholders' Surplus
     Certificate liabilities and accruals:
       Future certificate benefits                                              $   3,447             $    3,210
       Unpaid claims and claim expenses                                               100                    119
---------------------------------------------------------------------------------------------------------------------------------------
       Total certificate liabilities and accruals                                   3,547                  3,329

     Certificateholder funds                                                       14,755                 13,819
     Liabilities related to separate accounts                                       2,132                  2,164
     Other liabilities                                                                179                    176
---------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                  20,613                 19,488

Certificateholders' Surplus
     Accumulated surplus                                                            2,730                  2,591
     Accumulated other comprehensive income                                           135                     33
---------------------------------------------------------------------------------------------------------------------------------------
Total Certificateholders' Surplus                                                   2,865                  2,624
Total Liabilities and Certificateholders' Surplus                               $  23,478              $  22,112
=======================================================================================================================================

                                                        See accompanying notes.

                                                     Aid Association for Lutherans
                                                   Consolidated Statements of Income

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Revenue
     Insurance premiums                                                       $  503           $  470          $  419
     Insurance charges                                                           330              318             307
     Net investment income                                                     1,353            1,330           1,266
     Net realized investment gains                                                24               94             103
     Mutual fund and other revenue                                                98              110              96
---------------------------------------------------------------------------------------------------------------------------------------
Total revenue                                                                  2,308            2,322           2,191

Benefits and expenses
     Certificate claims and other benefits                                       453              431             383
     Increase in certificate reserves                                            240              197             184
     Interest credited                                                           859              840             809
     Surplus refunds                                                             114              120             115
---------------------------------------------------------------------------------------------------------------------------------------
     Total benefits                                                            1,666            1,588           1,491

     Underwriting, acquisition and insurance expenses                            314              282             269
     Amortization of deferred acquisition costs                                   70               96              86
     Fraternal benefits and expenses                                             119              128             119
---------------------------------------------------------------------------------------------------------------------------------------
     Total expenses                                                              503              506             474
Total benefits and expenses                                                    2,169            2,094           1,965
Net income                                                                    $  139           $  228          $  226
=======================================================================================================================================

See accompanying notes.

                                                     Aid Association for Lutherans
                                   Consolidated Statements of Changes in Certificateholders' Surplus

                                                                                        Accumulated
                                                                                           other                 Total
                                                                   Accumulated         comprehensive      certificateholders'
                                                                      surplus          income (loss)            surplus
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                       (In Millions)

Balance at January 1, 1999                                           $  2,137              $   411             $  2,548
     Comprehensive loss
       Net income                                                         226                    -                  226
       Change in unrealized gains/losses
       on securities available for sale*                                    -                 (420)                (420)
     Total comprehensive loss                                                                                      (194)
---------------------------------------------------------------------------------------------------------------------------------------

Balance at December 31, 1999                                            2,363                   (9)               2,354
     Comprehensive income
       Net income                                                         228                    -                  228
       Change in unrealized gains/losses
       on securities available for sale*                                    -                   42                   42
     Total comprehensive income                                                                                     270
---------------------------------------------------------------------------------------------------------------------------------------

Balance at December 31, 2000                                            2,591                   33                2,624
     Comprehensive income
       Net income                                                         139                    -                  139
       Change in unrealized gains/losses
       on securities available for sale*                                    -                  102                  102
     Total comprehensive income                                                                                     241
---------------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2001                                         $  2,730             $    135             $  2,865
=======================================================================================================================================

* Net change in unrealized gains/losses on securities available for sale is reported net of reclassification adjustment calculated as follows:
                                                                        2001                 2000                  1999
---------------------------------------------------------------------------------------------------------------------------------------
Unrealized gains/losses on
     securities available for sale                                     $  161               $  214              $  (237)
Less: reclassification adjustment for
     realized gains included in net income                                 59                  172                  183
---------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized gains/losses
     on securities available for sale                                  $  102                $  42              $  (420)
=======================================================================================================================================

                                                        See accompanying notes.

                                                     Aid Association for Lutherans
                                                 Consolidated Statements of Cash Flows

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Operating Activities:
     Net Income                                                             $    139         $    228        $    226
     Adjustments to reconcile net income to net cash
     provided by operating activities:
     Increase in certificate liabilities and accruals                            218              221             157
     Increase in certificateholder funds                                         773              505             487
     Increase in deferred acquisition costs                                      (41)             (17)            (24)
     Realized gains on investments                                               (24)             (94)           (103)
     Provisions for amortization                                                  15               18              19
     Changes in other assets and liabilities                                      10              (12)             (1)
---------------------------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                      1,090              849             761

Investing Activities:
     Securities available for sale:
       Purchases - fixed maturities                                           (6,733)          (3,518)         (3,839)
       Sales - fixed maturities                                                4,339            1,625           1,449
       Maturities and calls - fixed maturities                                 1,621              790             972
       Purchases - equities                                                     (948)            (768)           (580)
       Sales - equities                                                          743              732             636
     Securities held to maturity:
       Purchases                                                                (185)            (156)            (82)
       Maturities and calls                                                      382              616             730
     Mortgage loans funded                                                      (613)            (184)           (249)
     Mortgage loans repaid                                                       267              266             266
     Certificate loans, net                                                       (9)              (7)              6
     Other                                                                        33              (74)            (41)
---------------------------------------------------------------------------------------------------------------------------------------
     Net cash used in investing activities                                    (1,103)            (678)           (732)

Financing Activities:
     Universal life and investment contract receipts                           1,220            1,045           1,028
     Universal life and investment contract withdrawals                       (1,057)          (1,259)         (1,046)
---------------------------------------------------------------------------------------------------------------------------------------
     Net cash provided by (used in) financing activities                         163             (214)            (18)
Net increase (decrease) in cash and cash equivalents                             150              (43)             11
Cash and cash equivalents, beginning of year                                     200              243             232
---------------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents, end of year                                        $  350           $  200          $  243
=======================================================================================================================================

See accompanying notes.

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations
On January 1, 2002, Aid Association for Lutherans (AAL) completed a merger with Lutheran Brotherhood, a Minnesota-domiciled fraternal benefit society (see Note 8). AAL provides its members with life insurance and retirement products (both fixed and variable), disability income and long-term care insurance nationwide as well as Medicare supplement insurance in most states. AAL members are served by district representatives across the country and are offered ancillary services through various AAL subsidiaries and affiliates. Mutual funds are offered to members by AAL Capital Management Corporation (CMC), and banking and trust services are available to members and the general public by AAL Bank & Trust, FSB (AALBT). CMC and AALBT are wholly-owned by AAL Holdings Inc., AAL's wholly-owned subsidiary.

Basis of Presentation
The accompanying consolidated financial statements of AAL and its wholly-owned subsidiary have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP").

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Principles of Consolidation
The consolidated financial statements include the accounts of AAL, its wholly-owned subsidiary, AAL Holdings Inc., and its wholly-owned subsidiaries, including CMC, AALBT and North Meadows Investment Ltd. All significant intercompany transactions have been eliminated.

The significant accounting practices used in preparation of the consolidated financial statements are summarized as follows:

Investments
Investments in fixed maturities are classified as available for sale or held to maturity according to the holder's intent. Securities classified in the available for sale category are carried at fair value and consist of those securities which AAL intends to hold for an indefinite period of time but not necessarily to maturity. Securities in the held to maturity category are carried at amortized cost and consist of those which AAL has both the ability and the positive intent to hold to maturity.

On January 1, 2001, AAL adopted Financial Accounting Standards Board Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities". Statement No. 133 requires AAL to recognize all derivative instruments on the balance sheet at fair value. Because of AAL's minimal involvement with derivative instruments, Statement No. 133 did not have a material effect on the net income or accumulated surplus of AAL. However, as allowed by Statement No. 133, as of January 1, 2001, AAL transferred $871,000,000 of its held to maturity securities to the available for sale category. The effect of this transfer on accumulated other comprehensive income is described in Note 2.

Note 1. Nature of Operations and Significant Accounting Policies (continued)

Investments (continued)
Changes in fair values of available for sale securities, after adjustment of deferred acquisition costs (DAC), are reported as unrealized gains or losses directly in certificateholders' surplus as comprehensive income and, accordingly, have no effect on net income. The DAC offsets to the unrealized gains or losses represent valuation adjustments of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized.

The cost of fixed maturity investments classified as available for sale and as held to maturity is adjusted for amortization of premiums and accretion of discounts calculated using the effective interest method. That amortization or accretion is included in net investment income.

Mortgage loans generally are stated at their outstanding unpaid principal balances. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to income using the effective interest method.

Investment real estate is valued at original cost plus capital expenditures less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the property. Real estate expected to be disposed of is carried at the lower of cost or fair value, less estimated costs to sell.

Certificate loans are generally valued at the aggregate unpaid balances. Other investments, consisting of limited partnerships, are valued on the equity basis.

All investments are carried net of allowances for declines in value that are other than temporary; the changes in those reserves are reported as realized gains or losses on investments.

Realized gains and losses on the sale of investments and declines in value considered to be other than temporary are recognized in the Consolidated Statements of Income on the specific identification basis.

Securities loaned under AAL's securities lending agreement are stated in the Consolidated Balance Sheets at amortized cost or fair market value, consistent with AAL's classifications of such securities as held to maturity or available for sale. AAL measures the fair value of securities loaned against the collateral received on a daily basis. Additional collateral is obtained as necessary to ensure such transactions are adequately collateralized.

Cash and Cash Equivalents
Cash and cash equivalents are carried at cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs
Costs which vary with and are primarily attributable to the production of new business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and certificate issue expenses. For interest sensitive life, participating life and investment products, these costs are amortized in proportion to estimated margins from interest, mortality and other factors under the contracts. Amortization of acquisition costs for other certificates is charged to expense in proportion to premium revenue recognized.

Note 1. Nature of Operations and Significant Accounting Policies (continued)

Certificate Liabilities and Accruals
Reserves for future certificate benefits for participating life insurance are net level reserves computed using the same interest and mortality assumptions as used to compute cash values. Reserves for future certificate benefits for non-participating life insurance are also net level reserves, computed using assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation. Interest assumptions generally range from 2.5% to 4.0% for participating life insurance and from 7.5% to 9.6% for non-participating life insurance.

Reserves for future certificate benefits for universal life insurance and deferred annuities consist of certificate account balances before applicable surrender charges. The average interest rate credited to account balances in 2001 was 7.0% for universal life, 5.5% for portfolio-average deferred annuities, and ranged from 4.6% to 6.9% for investment generation deferred annuities.

Reserves for health certificates are generally computed using current pricing assumptions. For Medicare supplement, disability income and long term care certificates, reserves are computed on a net level basis using realistic assumptions, with provision for adverse deviation.

Claim reserves are established for future payments not yet due on claims already incurred, relating primarily to health certificates. These reserves are based on past experience and applicable morbidity tables. Reserves are continuously reviewed and updated, with any resulting adjustments reflected in current operations.

Separate Accounts
Separate account assets and liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts, and for which the certificateholder, rather than AAL, bears the investment risk. Fees charged on separate account certificateholder deposits are included in insurance charges. Separate account assets, which are stated at fair value based on quoted market prices, and separate account liabilities are shown separately in the Consolidated Balance Sheets. Operating results of the separate accounts are not included in the Consolidated Statements of Income.

Insurance Premiums and Charges
For life and some annuity contracts other than universal life or investment contracts, premiums are recognized as revenues over the premium paying period, with reserves for future benefits established on a prorated basis from such premiums.

Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to certificate account balances and benefits incurred in excess of certificate account balances. Certain profits on limited payment certificates are deferred and recognized over the certificate term.

For health certificates, gross premiums are prorated over the contract term of the certificates with the unearned premium included in the certificate reserves.

Note 1. Nature of Operations and Significant Accounting Policies (continued)

Surplus Refunds
Surplus refunds are recognized over the certificate year and are reflected in the Consolidated Statements of Income. The majority of life insurance certificates, except for universal life and term certificates, begin to receive surplus refunds at the end of the second certificate year. Surplus refunds are not currently being paid on interest-sensitive and health insurance certificates. Surplus refund scales are approved annually by AAL's Board of Directors.

Fraternal Benefits
Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits, and expenses related to AAL's fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, as well as various programs and church grants. Expenses, such as those necessary to maintain the branch system, are also included.

Mutual Fund and Other Revenue
Mutual fund and other revenue consists primarily of concessions and investment advisory fees of CMC.

Income Taxes
AAL, a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, income earned by AAL is generally exempt from taxation. AAL's wholly-owned subsidiary and its subsidiaries are subject to federal and state taxation; however, the resulting income taxes are not material to AAL's consolidated financial statements.

Reclassifications
Certain 2000 and 1999 amounts have been reclassified to conform with their 2001 presentation.

Note 2. Investments

AAL's investments in available for sale securities and held to maturity securities are summarized as follows:

                                                                                      Gross         Gross        Estimated
                                                                      Amortized    Unrealized    Unrealized        Fair
                                                                        Cost          Gains        Losses          Value
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                          (In Millions)
Available for sale securities at
     December 31, 2001:
     Fixed maturity securities:
       Loan-backed obligations of U.S.
           Government corporations and agencies                     $   3,253     $     25       $    (14)      $   3,264
     Obligations of other governments,
           states and political subdivisions                               43            3              -              46
       Corporate bonds                                                  7,434          169            (90)          7,513
       Mortgage & asset-backed securities                               2,303           66            (15)          2,354
---------------------------------------------------------------------------------------------------------------------------------------
       Total fixed maturity securities                                 13,033          263           (119)         13,177
     Equity securities                                                    896          146           (126)            916
---------------------------------------------------------------------------------------------------------------------------------------
Total                                                               $  13,929      $   409        $  (245)       $ 14,093
=======================================================================================================================================

Held to maturity securities at
     December 31, 2001:
     Fixed maturity securities:
       U.S. Treasury securities and
           non-loan-backed obligations of
           U.S. Government corporations and
           agencies                                               $        16     $      1      $       -      $       17
       Corporate bonds                                                  1,741           52             (8)          1,785
---------------------------------------------------------------------------------------------------------------------------------------
Total                                                              $    1,757      $    53       $     (8)       $  1,802
=======================================================================================================================================

Note 2.  Investments (continued)

                                                                                      Gross         Gross        Estimated
                                                                      Amortized    Unrealized    Unrealized        Fair
                                                                        Cost          Gains        Losses          Value
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                          (In Millions)
Available for sale securities at
     December 31, 2000:
     Fixed maturity securities:
       Loan-backed obligations of U.S.
          Government corporations and agencies                       $  2,431     $     14       $    (23)     $    2,422
       Obligations of other governments,
       states and political subdivisions                                   17            -              -              17
       Corporate bonds                                                  7,216           91           (224)          7,083
       Mortgage & asset-backed securities                               1,734           31             (6)          1,759
---------------------------------------------------------------------------------------------------------------------------------------
       Total fixed maturity securities                                 11,398          136           (253)         11,281
     Equity securities                                                    696          175            (46)            825
---------------------------------------------------------------------------------------------------------------------------------------
Total                                                                 $12,094      $   311        $  (299)      $  12,106
=======================================================================================================================================

Held to maturity securities at
     December 31, 2000:
     Fixed maturity securities:
       U.S. Treasury securities and
           non-loan-backed obligations of
           U.S. Government corporations and
           agencies                                                 $     143    $       7     $        -     $       150
       Loan-backed obligations of U.S. Government
           corporations and agencies                                      107            2              -             109
       Obligations of other governments,
           states and political subdivisions                               39            -              -              39
       Corporate bonds                                                  2,214           53            (21)          2,246
       Mortgage & asset-backed securities                                 307            6             (1)            312
---------------------------------------------------------------------------------------------------------------------------------------
Total                                                                $  2,810     $     68       $    (22)     $    2,856
=======================================================================================================================================

Note 2.  Investments (continued)

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                    Available for Sale                Held to Maturity
---------------------------------------------------------------------------------------------------------------------------------------
                                                                 Amortized          Fair           Amortized          Fair
                                                                   Cost             Value            Cost             Value
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                        (In Millions)
Due in one year or less                                          $    572       $    580         $    108         $    111
Due after one year through five years                               3,899          3,959              771              781
Due after five years through ten years                              2,668          2,679              587              611
Due after ten years                                                   338            341              291              299
---------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities excluding
     mortgage and asset-backed bonds                                7,477          7,559            1,757            1,802
Loan-backed obligations of U.S. Government
     corporations and agencies                                      3,253          3,264                -                -
Mortgage and asset-backed securities                                2,303          2,354                -                -
---------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                   $13,033        $13,177          $ 1,757          $ 1,802
=======================================================================================================================================

Major categories of AAL's investment income are summarized as follows:

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Fixed maturity securities                                                    $   998          $ 1,001        $    942
Equity securities                                                                 13               21              13
Mortgage loans                                                                   265              259             270
Investment real estate                                                             8               10              11
Certificate loans                                                                 36               35              35
Other invested assets                                                             41               13               5
---------------------------------------------------------------------------------------------------------------------------------------
Gross investment income                                                        1,361            1,339           1,276
Investment expenses                                                                8                9              10
---------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        $ 1,353          $ 1,330         $ 1,266
=======================================================================================================================================

Note 2.  Investments (continued)

AAL's realized gains and losses on investments are summarized as follows:

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Securities available for sale:
     Fixed maturity securities:
       Gross realized gains                                                  $    96         $     17        $     14
       Gross realized losses                                                     (90)             (45)            (18)
     Equity securities:
       Gross realized gains                                                      101              171             152
       Gross realized losses                                                    (102)             (76)            (62)
Other investments, net                                                            19               27              17
---------------------------------------------------------------------------------------------------------------------------------------
Net realized investment gains                                                $    24          $    94         $   103
=======================================================================================================================================

Net unrealized gains/losses on securities available for sale credited directly to certificateholders' surplus as accumulated other comprehensive income (loss) were as follows:

                                                                                            December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Fair value adjustment to available for sale securities                       $   164          $    12         $   (90)
Increase (decrease) in deferred acquisition costs                                (29)              21              81
---------------------------------------------------------------------------------------------------------------------------------------
Net unrealized gains (losses) on available for
     sale securities                                                         $   135          $    33        $     (9)
=======================================================================================================================================

The change in accumulated other comprehensive income (loss) due to unrealized gains/losses on securities available for sale is as follows:

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Fixed maturity securities available for sale                                $    243         $    257        $   (527)
Effect of transfer of held to maturity securities to
     available for sale (Note 1)                                                  18                -               -
Equity securities available for sale                                            (109)            (155)             (9)
Deferred acquisition costs                                                       (50)             (60)            116
---------------------------------------------------------------------------------------------------------------------------------------
                                                                            $    102        $      42        $   (420)
=======================================================================================================================================

Note 2.  Investments (continued)

AAL invests in mortgage loans, principally involving commercial real estate. Such investments consist of first mortgage liens on completed income producing properties. AAL manages its investments in mortgage loans to limit credit risk by diversifying among various geographic regions and property types as follows as of December 31, 2001:

                                                                                        Principal           Percent
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                              (In Millions)
Geographic Region:
     South Atlantic                                                                     $  1,091                30.9
     Pacific                                                                               1,018                28.8
     Midwest                                                                                 813                23.1
     Other                                                                                   605                17.2
---------------------------------------------------------------------------------------------------------------------------------------
     Total Mortgage Loans                                                               $  3,527               100.0
=======================================================================================================================================

Property Type:
     Industrial                                                                         $  1,062                30.1
     Office                                                                                  799                22.7
     Retail                                                                                  452                12.8
     Residential                                                                             340                 9.6
     Church                                                                                  288                 8.2
     Other                                                                                   586                16.6
---------------------------------------------------------------------------------------------------------------------------------------
     Total Mortgage Loans                                                              $   3,527               100.0
=======================================================================================================================================

The following table presents changes in the allowance for credit losses:

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Balance at January 1                                                          $   89           $  107          $  118
Provisions for credit losses (credit)                                             (7)             (18)            (11)
---------------------------------------------------------------------------------------------------------------------------------------
Balance at December 31                                                        $   82          $    89          $  107
=======================================================================================================================================

AAL's investment in mortgage loans includes $96,000,000 and $109,000,000 of loans that are considered to be impaired at December 31,
2001 and 2000, respectively, for which the related allowance for credit losses are $15,000,000 and $16,000,000 at December 31, 2001 and 2000, respectively. The average recorded investment in impaired loans during the years ended December 31, 2001, 2000, and 1999, was $103,000,000, $134,000,000, and $192,000,000, respectively. AAL recorded interest income, using the accrual method, on impaired loans of $7,000,000, $8,000,000 and $14,000,000 for 2001, 2000 and 1999, respectively.

Note 3.  Deferred Acquisition Costs

The changes in deferred acquisition costs are as follows:
                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Balance at beginning of year                                                  $  764           $  807          $  667
Acquisition costs deferred:
     Commissions                                                                  79               83              81
     Other costs                                                                  32               30              29
---------------------------------------------------------------------------------------------------------------------------------------
     Total deferred                                                              111              113             110
Acquisition costs amortized                                                      (70)             (96)            (86)
---------------------------------------------------------------------------------------------------------------------------------------
Increase in deferred acquisition costs                                            41               17              24
Change related to unrealized gains/losses on
     fixed maturity investments recorded
     directly to certificateholders' surplus as
     comprehensive income (loss)                                                 (50)             (60)            116
---------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                         (9)             (43)            140
Balance at end of year                                                        $  755           $  764          $  807
=======================================================================================================================================

Note 4.  Retirement and Savings Plans and Postretirement Benefits Other Than Pensions

AAL offers a noncontributory defined retirement plan and a contributory savings plan to substantially all home office and field employees.  The savings plan is defined under the Internal Revenue Code section 401(k) as a profit sharing plan that allows participant contributions on a before-tax basis as well as an after-tax basis.  AAL also provides postretirement benefits in the form of health and life insurance for substantially all retired home office and field personnel.

The following tables set forth the amounts recognized in AAL's financial statements and the plans' funding status.

                                                                     Retirement Plans                 Other Benefits
                                                                                         December 31
                                                                   2001            2000            2001          2000
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                       (In Millions)
Projected benefit obligation for services
     rendered to date                                            $  317          $  298          $   67        $   63
Plan assets at fair value                                           302             330               -             -
---------------------------------------------------------------------------------------------------------------------------------------
Funded (unfunded) status of the plan                              $ (15)         $   32         $   (67)      $   (63)
=======================================================================================================================================
Accrued liability included in
     consolidated balance sheets                                 $   12          $   10          $   56        $   50

Note 4.  Retirement and Savings Plans and Postretirement Benefits Other Than Pensions (continued)

The following summarizes certain assumptions included in the preceding schedule:

                                                                     Retirement Plans                Other Benefits
                                                                  ----------------------          ---------------------

                                                                                   Years Ended December 31
                                                               2001       2000       1999       2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------------
Discount rate                                                   7.5%       7.5%      7.5%       7.5%       7.5%      7.5%
Expected return on plan assets                                  9.0        9.0       9.0        -          -         -
Rate of compensation increase                                   5.0        5.0       5.0        -          -         -
Health care trend rate                                          -          -         -          6.0        6.0       6.0

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Savings Plan
     Benefit cost                                                              $   -            $   -           $   -
     Employer contributions                                                        6                5               5
     Employee contributions                                                       20               19              18
     Benefits paid                                                                17               25              18

Retirement Plans
     Benefit cost                                                              $   2            $   -           $   4
     Employer contributions                                                        -                -               -
     Employee contributions                                                        -                -               -
     Benefits paid                                                                13               11              11

Other Benefits
     Benefit cost                                                              $   8            $   9           $   4
     Employer contributions                                                        2                3               -
     Employee contributions                                                        1                1               -
     Benefits paid                                                                 3                4               2

Note 5. Synopsis of Statutory Financial Results

The accompanying financial statements differ from those prepared in accordance with statutory accounting practices prescribed or permitted by regulatory authorities. Prior to January 1, 2001, "prescribed" statutory accounting practices were interspersed throughout state insurance laws and regulations, the National Association of Insurance Commissioner's ("NAIC") Accounting Practices and Procedures Manual and a variety of other NAIC publications. "Permitted" statutory accounting practices encompassed all accounting practices that were not prescribed. Effective January 1, 2001, the NAIC adopted a revised Accounting Practices and Procedures Manual that was updated in a process referred to as Codification. Wisconsin insurance laws and regulations define the NAIC manual as the prescribed method of accounting. The revised NAIC manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that AAL uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles due to Codification on AAL's statutory-basis capital and surplus as of January 1, 2001, was an increase of $25,000,000.

The more significant differences in the GAAP-basis financial statements from the statutory-basis financial statements are as follows: (a) investments in bonds are reported at amortized cost or at fair value with unrealized holding gains and losses reported as a separate component of certificateholders' surplus, depending on their designation at purchase as held to maturity or available for sale, respectively, rather than being valued based on the bond's NAIC rating; (b) certain acquisition costs of new business are deferred and amortized rather than being charged to operations as incurred; (c) the liabilities for future certificate benefits and expenses are based on reasonably conservative estimates of expected mortality, interest, withdrawals and future maintenance and settlement expenses rather than using statutory rates for mortality and interest; (d) certain assets, principally costs in excess of net assets acquired, furniture, equipment and agents' debit balances are reported as assets rather than being charged to certificateholders' surplus and excluded from the balance sheets; (e) the interest maintenance reserve and asset valuation reserve are reported as part of certificateholders' surplus rather than as a liability; and (f) revenues for universal life and investment-type contracts include mortality, expense and surrender charges levied against the certificateholders' accounts rather than including as revenues the premiums received on these certificates. Expenses include interest added to the certificateholders' accounts rather than reserve changes related to the investment portion of these policies. Summarized statutory-basis financial information for AAL on an unconsolidated basis is as follows:

                                                                                            December 31
                                                                                      2001              2000
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Assets                                                                            $   22,435        $   21,502
=======================================================================================================================================

Liabilities                                                                       $   20,565        $   19,685
Unassigned funds                                                                       1,870             1,817
---------------------------------------------------------------------------------------------------------------------------------------
Total liabilities and unassigned funds                                            $   22,435        $   21,502
=======================================================================================================================================

Note 5.  Synopsis of Statutory Financial Results (continued)

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Premium income and certificate proceeds                                     $  1,719         $  1,639        $  1,651
Net investment income                                                          1,335            1,321           1,256
Other income                                                                      59               66              66
---------------------------------------------------------------------------------------------------------------------------------------
     Total income                                                              3,113            3,026           2,973

Certificateholders' benefits                                                   1,393            1,566           1,292
Reserve increase                                                                 887              503             583
Interest & adjustments on certificates and
     deposit-type contracts                                                       68               42              37
Surplus refunds                                                                  112              121             117
Commissions and operating costs                                                  418              411             402
Other                                                                            134              280             374
---------------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                    3,012            2,923           2,805

Net gain from operations                                                         101              103             168
Net realized capital gains (losses)                                              (36)              66              88
---------------------------------------------------------------------------------------------------------------------------------------
     Net income                                                             $     65         $    169        $    256
=======================================================================================================================================

AAL is in compliance with the statutory surplus requirements of all states.

Note 6. Fair Value of Financial Instruments

The following methods and assumptions were used in estimating fair value disclosures for financial instruments:

Cash and Cash Equivalents
The carrying amounts reported in the accompanying Consolidated Balance Sheets for these instruments approximate their fair values.

Investment Securities
Fair values for fixed maturity securities are based on quoted market prices where available, or are estimated using values obtained from independent pricing services. All fixed maturity issues are individually priced based on year-end market conditions, the credit quality of the issuing company, the interest rate and the maturity of the issue. The fair values for investments in equity securities are based on quoted market prices.

Mortgage Loans
The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Note 6. Fair Value of Financial Instruments (continued)

Certificate Loans
The carrying amounts reported in the accompanying Consolidated Balance Sheets for these loans are considered to be reasonable estimates of their fair value.

Separate Accounts
The fair values for separate account assets are based on quoted market prices.

Financial Liabilities
The fair values for AAL's liabilities under investment-type contracts, such as deferred annuities, variable annuities, and other liabilities, including supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal. These amounts are included in certificateholder funds in the accompanying Consolidated Balance Sheets.

The carrying value and estimated fair value of AAL's financial instruments are as follows:

                                                                        2001                              2000
---------------------------------------------------------------------------------------------------------------------------------------
                                                             Carrying          Estimated        Carrying         Estimated
                                                               Value          Fair Value          Value         Fair Value
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                      (In Millions)
Financial Assets:
     Fixed maturities                                       $  14,934          $  14,979        $  14,091         $  14,137
     Equity securities                                            916                916              825               825
     Mortgage loans                                             3,445              3,529            3,092             3,393
     Cash and cash equivalents                                    350                350              200               200
     Certificate loans                                            510                510              501               501
     Separate account assets                                    2,132              2,132            2,164             2,164

Financial Liabilities:
     Deferred annuities                                         7,718              7,699            7,398             7,368
     Separate account liabilities                               2,132              2,132            2,164             2,164
     Other                                                        795                791              723               719

Note 7. Contingent Liabilities

AAL is involved in various lawsuits and contingencies that have arisen from the normal conduct of business. Contingent liabilities arising from litigation, tax and other matters are not considered material in relation to the financial position of AAL. AAL has not made any provision in the consolidated financial statements for liabilities, if any, that might ultimately result from these contingencies.

Under terms of guarantee of a letter of credit issued by local banks, AAL is obligated to advance a maximum of $45,000,000 if a local civic organization is unable to make timely payments on its debt secured by a letter of credit from the local banks. AALguarantee is secured by the civic organization's assets which include all funds held by the organization to support the debt and the organization's building. AAL would acquire these assets in the event of default.

Note 8. Subsequent Event

On January 1, 2002, AAL completed a merger with Lutheran Brotherhood, a Minnesota-domiciled fraternal benefit society, pursuant to an agreement and plan of merger dated June 27, 2001. The merger will be accounted for as a pooling of interests transaction, and as such, future consolidated financial statements will include Lutheran Brotherhood's financial data as if Lutheran Brotherhood had always been part of AAL.

The following unaudited pro forma combined financial data is presented for informational purposes only. It is not necessarily indicative of the results of operations or of the financial position that would have occurred had the merger been completed during the periods or as of the date for which the pro forma data is presented. It is also not necessarily indicative of the combined company's future results of operations or financial position.

Unaudited Pro forma Combined Statements of Income Data (in millions):

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
Revenue                                                                      $  4,150        $  4,144        $  3,944
Net income                                                                        135             356             373

Unaudited Pro forma Combined Balance Sheet Data (in millions):

                                                                                            December 31
                                                                                      2001              2000
---------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                       $  45,895        $  44,835
Total certificateholders' surplus                                                      5,343            5,076
--------------------------------------------------------------------------------------------------------------------------------------

Lutheran Brotherhood
Consolidated Financial Statements
Years ended December 31, 2001, 2000 and 1999

Contents

Report of Independent Accountants

Consolidated Balance Sheet

Consolidated Statement of Operations

Consolidated Statement of Members' Equity

Consolidated Statement of Cash Flows

Notes to Consolidated Financial Statements

[PricewaterhouseCoopers LLP Logo]

PricewaterhouseCoopers LLP
650 Third Avenue South
Suite 1300
Minneapolis MN 55402-4333
Telephone (612) 596 6000
Facsimile (612) 373 7160

Report of Independent Accountants

To the Board of Directors and Members of
Aid Association for Lutherans/Lutheran Brotherhood:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations, of members' equity and of cash flows present fairly, in all material respects, the financial position of Lutheran Brotherhood (the Society) and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Society's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 14 to the financial statements, on January 1, 2002, Lutheran Brotherhood merged with and into Aid Association for Lutherans.

/s/PricewaterhouseCoopers LLP

March 1, 2002

                                                         Lutheran Brotherhood
                                                      Consolidated Balance Sheet
                                                      December 31, 2001 and 2000
                                                         (Dollars in millions)

Assets                                                                                                  2001           2000
Investments:
   Fixed income securities available for sale, at fair value                                         $   7,924     $   7,374
   Equity securities available for sale, at fair value                                                     668           722
Mortgage loans                                                                                           2,253         2,236
Real estate                                                                                                 90            65
Loans to contractholders                                                                                   766           748
Short-term investments                                                                                     325           290
Other invested assets                                                                                      330           223
                                                                                                      --------      --------

     Total investments                                                                                  12,356        11,658

Cash and cash equivalents                                                                                  953           749
Deferred policy acquisition costs                                                                        1,179         1,181
Investment income due and accrued                                                                          135           137
Other assets                                                                                               151           156
Separate account assets                                                                                  7,645         8,842
                                                                                                      --------      --------

     Total assets                                                                                     $ 22,419      $ 22,723
                                                                                                      --------      --------

                      Liabilities and Members' Equity
Liabilities:
   Contract reserves                                                                                 $   6,489     $   5,988
   Contractholder funds                                                                                  4,584         4,484
   Benefits in the process of payment                                                                       67            63
   Dividends payable                                                                                       111           117
   Amounts due to brokers                                                                                  660           413
   Other liabilities                                                                                       432           364
   Separate account liabilities                                                                          7,594         8,842
                                                                                                      --------      --------

     Total liabilities                                                                                  19,937        20,271
                                                                                                      --------      --------

Members' equity:
   Accumulated other comprehensive income                                                                   70            36
   Retained earnings                                                                                     2,412         2,416
                                                                                                      --------      --------

     Total members' equity                                                                               2,482         2,452
                                                                                                      --------      --------

     Total liabilities and members' equity                                                             $22,419       $22,723
                                                                                                      ========      ========

                        The accompanying notes are an integral part of these consolidated financial statements.

                                                         Lutheran Brotherhood
                                                 Consolidated Statement of Operations
                                         For the years ended December 31, 2001, 2000 and 1999
                                                         (Dollars in millions)

                                                                                          2001           2000          1999
Revenues:
   Premiums                                                                             $   724        $   667       $   618
   Net investment income                                                                    783            799           748
   Net realized investment (losses) gains                                                    (8)            16            87
   Contract charges                                                                         214            211           189
   Annuity considerations and other income                                                  129            129           111
                                                                                       --------       --------      --------

     Total revenues                                                                       1,842          1,822         1,753

Benefits and other deductions:
   Net additions to contract reserves                                                       538            462           420
   Contractholder benefits                                                                  666            643           612
   Dividends                                                                                230            230           217
   Commissions and operating expenses                                                       236            223           213
   Amortization of deferred policy acquisition costs                                         98             48            66
   Fraternal activities                                                                      82             79            77
                                                                                       --------       --------      --------

     Total benefits and other deductions                                                  1,850          1,685         1,605
                                                                                       --------       --------      --------

Income (loss) before income taxes                                                            (8)           137           148
(Benefit from) provision for income taxes                                                    (4)             9             1
                                                                                       --------       --------      --------

Net income (loss)                                                                      $     (4)       $   128       $   147
                                                                                       ========       ========      ========

                        The accompanying notes are an integral part of these consolidated financial statements.

                                                         Lutheran Brotherhood
                                               Consolidated Statement of Members' Equity
                                         For the years ended December 31, 2001, 2000 and 1999
                                                         (Dollars in millions)

                                                                           Accumulated Other
                                                                      Comprehensive Income (Loss)
                                                                      ---------------------------
                                                                                      Unrealized
                                                                      Unrealized     Gains/Losses                      Total
                                                   Comprehensive     Gains/Losses    Acquisition      Retained       Members'
                                                       Income        Investments        Costs         Earnings        Equity

Balance at December 31, 1998                                            $  479          $  (110)       $ 2,141       $ 2,510
Comprehensive income:
   Net income                                          $   147               -                -            147           147
   Other comprehensive income (loss)                      (353)           (527)             174             -           (353)
                                                       --------         --------       --------       --------      --------

     Total comprehensive loss                          $  (206)
                                                       ========

Balance at December 31, 1999                                               (48)              64          2,288         2,304
Comprehensive income:
   Net income                                          $   128              -                -             128           128
   Other comprehensive income (loss)                        20              96              (76)            -             20
                                                       --------         --------       --------       --------      --------

     Total comprehensive income                        $   148
                                                       ========

Balance at December 31, 2000                                                48              (12)         2,416         2,452
Comprehensive income:
   Net loss                                          $      (4)             -                -              (4)           (4)
   Other comprehensive income (loss)                        34              59              (25)            -             34
                                                       --------         --------       --------       --------      --------

     Total comprehensive income                       $     30
                                                       ========

Balance at December 31, 2001                                            $  107         $    (37)       $ 2,412       $ 2,482
                                                                        ========       ========       ========      ========

                        The accompanying notes are an integral part of these consolidated financial statements.

                                                         Lutheran Brotherhood
                                                 Consolidated Statement of Cash Flows
                                         For the years ended December 31, 2001, 2000 and 1999
                                                         (Dollars in millions)

                                                                                         2001           2000          1999

Cash flows from operating activities:
   Net income (loss)                                                                 $       (4)      $    128      $    147
   Adjustments to reconcile net income (loss) to net
       cash provided by operating activities:
     Depreciation and amortization                                                           17             10             3
     Deferred policy acquisition costs                                                      (23)           (98)          (64)
     Equity in earnings of other invested assets                                              7             (8)           (5)
     Net realized investment losses (gains)                                                   8            (16)          (87)
   Change in operating assets and liabilities:
     Loans to contractholders                                                               (18)           (27)          (22)
     Other assets                                                                            (9)           (31)          (58)
     Contract reserves and contractholder funds                                             601            382           371
Other liabilities                                                                            66             63            73
                                                                                       --------       --------      --------

       Total adjustments                                                                    649            275           211
                                                                                       --------       --------      --------

       Net cash provided by operating activities                                            645            403           358
                                                                                       --------       --------      --------

Cash flows from investing activities:
   Proceeds from investments sold, matured or repaid:
     Fixed income securities available for sale                                          14,179          7,252         9,768
     Equity securities available for sale                                                   286            430           564
     Mortgage loans                                                                         297            184           228
     Short-term investments                                                                 678            523           799
     Other invested assets                                                                   24            376           133
   Costs of investments acquired:
     Fixed income securities available for sale                                         (14,426)        (8,076)       (9,869)
     Equity securities available for sale                                                  (326)          (320)         (514)
     Mortgage loans                                                                        (313)          (317)         (358)
     Short-term investments                                                                (707)          (598)         (599)
     Other invested assets                                                                  (83)          (109)          (64)
     Investment in separate accounts                                                        (50)            -              -
                                                                                       --------       --------      --------

       Net cash (used in) provided by investing activities                                 (441)          (655)           88
                                                                                       --------       --------      --------

Net increase (decrease) in cash and cash equivalents                                        204           (252)          446

Cash and cash equivalents, beginning of year                                                749          1,001           555
                                                                                       --------       --------      --------

Cash and cash equivalents, end of year                                                $     953       $    749       $ 1,001
                                                                                       ========       ========      ========

                        The accompanying notes are an integral part of these consolidated financial statements.

Lutheran Brotherhood
Notes to Consolidated Financial Statements
(Dollars in millions)

  Organization and Basis of Presentation

  Nature of Operations and Principles of Consolidation
  The accompanying consolidated financial statements include the accounts of Lutheran Brotherhood (the Society), a fraternal benefit organization offering life insurance and related financial service products as well as fraternal benefits for Lutherans throughout the United States. Also included in the accounts of the Society are its wholly owned subsidiary, Lutheran Brotherhood Financial Corporation (LBFC), which is the parent company of Lutheran Brotherhood Variable Insurance Products Company (LBVIP), a stock life insurance company; an investment adviser; a broker-dealer; a property and casualty insurance agency; a federal savings bank holding company; and a federal savings bank.

  The Society's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). All significant intercompany balances and transactions have been eliminated in consolidation.

  Effective January 1, 2002, the Society has merged with and into Aid Association for Lutherans (AAL). Refer to Note 14 for further details.

  Summary of Significant Accounting Policies

  Use of Estimates
  The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  Financial Statement Presentation
  Certain prior year amounts in the financial statements and notes to the financial statements have been reclassified to conform to the 2001 financial statement presentation.

  Cash and Cash Equivalents
  Cash and cash equivalents include cash on hand, money market instruments and other debt issues with an original maturity of 90 days or less.

  Investments
  See disclosures regarding the determination of fair value of financial instruments at Note 10.

  Carrying value of investments is determined as follows:

            Fixed income securities                         Fair value
            Equity securities                               Fair value
            Mortgage loans on real estate                   Amortized cost less impairment allowance
            Investment real estate                          Cost less accumulated depreciation and impairment allowance
            Real estate joint ventures                      Equity accounting method
            Real estate acquired through foreclosure        Lower of cost or fair value less estimated cost to sell
            Loans to contractholders                        Unpaid principal balance
            Short-term investments                          Amortized cost
            Other invested assets                           Equity accounting method

  Fixed income securities which may be sold prior to maturity and equity securities (common stock and nonredeemable preferred stock) are classified as available for sale.

  Realized investment gains and losses on sales of securities are determined on a first-in, first-out method for fixed income securities and the average cost method for equity securities and are reported in the Consolidated Statement of Operations. Unrealized investment gains and losses on fixed income and equity securities classified as available for sale, net of the impact of unrealized investment gains and losses on deferred acquisition costs and net applicable deferred taxes, are reported as other comprehensive income.

  The investment portfolio is reviewed for investments that may have experienced a decline in fair value considered to be other than temporary. Mortgage loans are considered impaired when it is probable that the Society will be unable to collect all amounts according to the contractual terms of the loan agreement. Real estate is considered impaired when the carrying value exceeds the fair value. In cases where impairment is present, valuation allowances are established and netted against the asset categories to which they apply and changes in the valuation allowances are included in realized investment gains or losses.

  Deferred Policy Acquisition Costs
  Those costs of acquiring new business, which vary with and are primarily related to the production of new business, are deferred. Such costs include commissions, certain costs of contract issuance and underwriting, and certain variable agency expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of contract issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are adjusted for the impact of unrealized gains or losses on investments as if those gains or losses had been realized, with corresponding credits or charges included in other comprehensive income.

  For participating-type long duration contracts, deferred acquisition costs are amortized over the expected average life of the contracts in proportion to estimated gross margins. The effects of revisions to experience on previous amortization of deferred acquisition costs are reflected in earnings and change in unrealized investment gains (losses) in the period estimated gross margins are revised.

  For universal life-type and investment-type contracts, deferred acquisition costs are amortized over the average expected life of the contracts in proportion to estimated gross profits from mortality, investment, and expense margins and surrender charges. The effects of revisions to experience on previous amortization of deferred acquisition costs are reflected in earnings and change in unrealized investment gains (losses) in the period estimated gross profits are revised.

  For health insurance and certain term life insurance contracts, deferred acquisition costs are amortized over the average expected premium paying period, in proportion to expected premium revenues at the time of issue.

  Separate Accounts
  Separate account assets include segregated funds invested by the Society for the benefit of variable life insurance and variable annuity contract owners. The assets (principally investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Society. The assets of the variable accounts will not be applied to the liabilities arising out of any other business conducted by the Society. Assets are valued at fair value. The investment income, gains and losses of these accounts generally accrue to the contractholders, and, therefore, are not included in the Society's consolidated net (loss) income.

  Derivative Financial Instruments
  The Society's current utilization of derivative financial instruments is not significant. Most of the Society's derivative transactions are used to reduce or modify interest rate risk and to replicate assets in certain markets. These strategies use future contracts, option contracts, interest rate swaps, foreign currency swaps and structured securities. The Society does not use derivative instruments for speculative purposes. The effect of derivative transactions is not significant to the Society's results of operations or financial position.

  Effective January 1, 2001, the Society adopted the provisions of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133), as amended, which requires that the Society recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. Given the Society's limited use of derivative instruments, the adoption of SFAS No. 133 did not have a significant impact on the financial position or results of operations of the Society.

  Other Assets
  Other assets include property and equipment reported at depreciated cost. The Society provides for depreciation of property and equipment using the straight-line method over the useful lives of the assets which are three to ten years for equipment and forty years for property.

  Contract Reserves and Contractholder Funds
  Liabilities for future contract benefits on participating-type long duration contracts are the net level premium reserve for death benefits. Liabilities are calculated using dividend fund interest rates and mortality rates guaranteed in calculating cash surrender values.

  Liabilities for future contract benefits on universal life-type and investment-type contracts are based on the contract account balance.

  Liabilities for future contract benefits on health insurance and certain term life insurance contracts are calculated using the net level premium method and assumptions as to investment yields, mortality, morbidity and withdrawals. The assumptions, made at the time of issue, are based on best estimates of expected experience and include provision for possible adverse deviation.

  Liabilities for future contract benefits on limited-payment contracts are determined using appropriate assumptions for investment yields, mortality, morbidity and expenses, including a provision for the risk of adverse deviation.

  Use of these actuarial tables and methods involves estimation of future mortality and morbidity based on past experience. Actual future experience could differ from these estimates.

  Premium Revenue and Benefits to Contractholders
  Recognition of Certain Participating-Type Contract Revenue and Benefits to Contractholders

  Participating-type contracts are long-duration contracts with expected dividends to contractholders based on actual experience, paid in proportion to the contractholder's contribution to surplus. Premiums are recognized as revenues when due. Death and surrender benefits are reported as expenses when incurred.

  Recognition of Universal Life-Type Contract Revenue and Benefits to Contractholders

  Universal life-type contracts are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the contractholder, premiums paid by the contractholder or interest accrued to contractholder balances. Amounts received as payments for such contracts are not reported as premium revenues.

  Revenues for universal life-type contracts consist of investment income, charges assessed against contract account values for deferred contract loading, the cost of insurance and contract administration. Contract benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related contract account balances.

  Recognition of Investment Contract Revenue and Benefits to Contractholders

  Contracts that do not subject the Society to risks arising from contractholder mortality or morbidity are referred to as investment contracts. Certain deferred annuities, immediate annuities and supplementary contracts are considered investment contracts. Amounts received as payments for such contracts are not reported as premium revenues.

  Revenues for investment contracts consist of investment income and contract administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

  Recognition of Limited-Payment Contract Revenue and Benefits to Contractholders

  Limited-payment contracts subject the Society to contractholder mortality and morbidity risks over a period that extends beyond the premium paying period. Certain annuities and supplementary contracts with life contingencies are considered limited-payment contracts. Considerations are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future contract benefits and the amortization of deferred policy acquisition costs.

  Recognition of Term Life and Health Revenue and Benefits to Contractholders

  Products with fixed and guaranteed premiums and benefits consist principally of health insurance contracts and certain term life contracts. Premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future contract benefits and the amortization of deferred policy acquisition costs.

  Dividends
  The dividend scale, approved annually by the Board of Directors, seeks to achieve equity among contractholders. Dividends charged to operations represent an estimation of those incurred during the current year.

  Income Taxes
  Lutheran Brotherhood qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been made. Lutheran Brotherhood's subsidiary, Lutheran Brotherhood Financial Corporation (LBFC) is a taxable entity. LBFC and its subsidiaries file a consolidated federal income tax return. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

  The provision for income taxes reflected on the Consolidated Statement of Operations consisted of federal and state income tax expense (benefit) of $(4), $9 and $1 for the years ended December 31, 2001, 2000 and 1999, respectively. At December 31, 2001 and 2000, LBFC had recorded a net deferred federal income tax liability of $40 and $41, respectively. The deferred tax liability arises from the temporary differences related primarily to reserves held for future benefits and deferred acquisitions costs as computed for financial statement and tax return purposes.

  Investments

  Fixed Income Securities
  Investments in fixed income securities at December 31, 2001 and 2000 follow:

                                                                           Available for Sale (Carried at Fair Value)
                                                                                        December 31, 2001
                                                                        ------------------------------------------------

                                                                    Amortized        Unrealized     Unrealized        Fair
                                                                       Cost            Gains          Losses          Value
   Fixed income securities:
       U.S. government                                                $    760          $    30      $      (2)     $    788
       Mortgage-backed securities                                        2,404               38             (7)        2,435
       Non-investment grade bonds                                          740               15            (70)          685
       Corporate and other bonds                                         3,920              140            (44)        4,016
                                                                       --------        --------        --------     --------

           Total available for sale                                    $ 7,824           $  223        $  (123)      $ 7,924
                                                                       ========        ========        ========     ========

                                                                           Available for Sale (Carried at Fair Value)
                                                                                        December 31, 2000
                                                                        ------------------------------------------------

                                                                    Amortized        Unrealized     Unrealized        Fair
                                                                       Cost            Gains          Losses          Value
     Fixed income securities:
       U.S. government                                                $    771          $    36      $      (1)     $    806
       Mortgage-backed securities                                        2,224               26            (14)        2,236
       Non-investment grade bonds                                          725                5           (106)          624
       Corporate and other bonds                                         3,710               90            (92)        3,708
                                                                       --------        --------        --------     --------

           Total available for sale                                    $ 7,430           $  157        $  (213)      $ 7,374
                                                                       ========        ========        ========     ========

     The amortized cost and fair value of fixed income securities available for sale as of December 31, 2001 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.
                                                                                                     Amortized        Fair
                                                                                                        Cost          Value

     One year or less                                                                                $     142     $     145
     After one year through five years                                                                   1,420         1,454
     After five years through ten years                                                                  2,061         2,085
     After ten years                                                                                     1,797         1,805
     Mortgage-backed securities                                                                          2,404         2,435
                                                                                                       --------     --------

       Total available for sale                                                                       $  7,824      $  7,924
                                                                                                       ========     ========

     Equity Securities
     Investments in equity securities and preferred stock at December 31, 2001 and 2000 are as follows:

                                                                                                          2001          2000

     Cost                                                                                            $     658     $     618
     Gross unrealized gains                                                                                 96           171
     Gross unrealized losses                                                                               (86)          (67)
                                                                                                       --------     --------

     Carrying value                                                                                  $     668     $     722
                                                                                                       ========     ========

     Mortgage Loans and Real Estate
     The Society's mortgage loans and real estate investments are diversified by property type and location and, for mortgage loans, borrower and loan size.

     At December 31, the carrying values of mortgage loans and real estate investments were as follows:

                                                                                                          2001         2000
     Mortgage loans:
       Residential and commercial                                                                     $  1,858      $  1,865
       Loans to Lutheran Churches                                                                          395           371
                                                                                                       --------     --------

             Total mortgage loans                                                                     $  2,253      $  2,236
                                                                                                       ========     ========

     Real estate:
       To be disposed of                                                                          $         -     $        1
       To be held and used                                                                                  90            64
                                                                                                       --------     --------

             Total real estate                                                                      $       90    $       65

  Derivative Instruments
  At December 31, 2001, the Society's derivative instruments, as defined by SFAS No. 133, included one foreign currency swap and warrants on equity securities. In addition, certain convertible bonds held by the Society are characterized as hybrid instruments containing embedded derivatives (i.e., equity conversion options). The fair value of all such instruments of $91 at December 31, 2001, was determined using quoted market prices, where available, and internal valuation models. Changes in fair value are reported currently in net realized investment gains (losses).

  Investment Income and Realized Gains and Losses

  For the year ended December 31, investment income summarized by type of investment was as follows:

                                                                                          2001          2000          1999

     Fixed income securities                                                           $    489      $     483     $     466
     Equity securities                                                                       16             23            20
     Mortgage loans                                                                         181            173           167
     Real estate                                                                             24             20            17
     Loans to contractholders                                                                50             48            47
     Short-term investments                                                                  54             75            54
     Other invested assets                                                                   19             21            18
                                                                                       --------        --------     --------

       Gross investment income                                                              833            843           789

     Investment expenses                                                                    (50)           (44)          (41)
                                                                                       --------        --------     --------

     Net investment income                                                             $    783      $     799     $     748
                                                                                       ========        ========     ========

     For the year ended December 31, gross realized investment gains and losses on sales of all types of investments are as follows:

                                                                                          2001           2000          1999
     Fixed income securities:
       Realized gains                                                                  $    114     $       60    $       87
       Realized losses                                                                     (131)           (98)          (99)

     Equity securities:
       Realized gains                                                                        33             87           115
       Realized losses                                                                      (32)           (38)          (22)

     Other investments:
       Realized gains                                                                         8              6             6
       Realized losses                                                                       -              (1)            -
                                                                                       --------        --------     --------

           Total net realized investment (losses) gains                               $      (8)    $       16    $       87
                                                                                       ========        ========     ========
  Deferred Policy Acquisition Costs

  The balances of and changes in deferred policy acquisition costs as and for the years ended December 31 are as follows:

                                                                                          2001           2000          1999

     Balance, beginning of year                                                         $ 1,181       $  1,159     $     921
     Capitalization of acquisition costs                                                    121            146           130
     Amortization                                                                           (98)           (48)          (66)
     Change in unrealized investment gains                                                  (25)           (76)          174
                                                                                       --------        --------     --------

     Balance, end of year                                                               $ 1,179       $  1,181      $  1,159
                                                                                       --------        --------     --------
  Separate Account Business

  Separate account assets include segregated funds invested by the Society for the benefit of variable life insurance and variable annuity contract owners. A portion of the contract owner's premium payments are invested by the Society into the LB Variable Insurance Account I, the LB Variable Annuity Account I, the LBVIP Variable Insurance Account, the LBVIP Variable Insurance Account II, or the LBVIP Variable Annuity Account I (the Variable Accounts). The Variable Accounts are unit investment trusts registered under the Investment Company Act of 1940. Each Variable Account has 14 subaccounts, each of which invests only in a corresponding portfolio of LB Series Fund, Inc. (the Fund). The Fund is an open-end management investment company registered under the Investment Company Act of 1940. The shares of the Fund are carried in the Variable Accounts' financial statements at the net asset value of the Fund. The Society serves as the investment adviser of the Fund and is compensated through a daily investment advisory fee based on the average daily net assets of each portfolio. For the years ended December 31, 2001, 2000 and 1999, advisory fee income of $32, $37 and $29, respectively, is included in the Consolidated Statement of Operations.

  The Society records premium payments from contractholders as assets in the separate accounts. Separate account liabilities represent reserves held related to the separate account business. The excess of separate account assets over separate account liabilities at December 31, 2001 represents the Society's investment of $50 to the Fund made in November 2001 upon introducing seven new variable annuity subaccounts.

  A fixed account is also included as an investment option for variable annuity contract owners. Net premiums allocated to the fixed account are invested in the assets of the Society.

  The Society assumes the mortality and expense risk associated with these contracts for which it is compensated by the separate accounts. The charges to the separate accounts, shown below for the years ended December 31, are based on the average daily net assets at specified annual rates:

                                                                                          2001          2000           1999
                                                                             Rate        Charges      Charges         Charges

     LB Variable Insurance Account I                                         0.6%      $      1       $      1      $      1
     LB Variable Annuity Account I                                           1.1%            41             44            34
     LBVIP Variable Insurance Account                                        0.6%             1              2             1
     LBVIP Variable Insurance Account II                                     2.3%            -              -              -
     LBVIP Variable Annuity Account I                                        1.1%            43             53            46
                                                                                       --------        --------     --------

                                                                                      $      86        $   100       $    82
                                                                                       ========        ========     ========

     Income from these charges is included in the Consolidated Statement of Operations.

     In addition, the Society deducts certain amounts from the cash value of the accounts invested in the separate accounts for surrender charges, annual administrative charges and cost of insurance charges. For the years ended December 31, amounts are as follows:

                                                                                           2001           2000          1999

     LB Variable Insurance Account I                                                    $    15        $    12       $    10
     LB Variable Annuity Account I                                                            3              3             3
     LBVIP Variable Insurance Account                                                        12             11            11
     LBVIP Variable Insurance Account II                                                     -              -              -
     LBVIP Variable Annuity Account I                                                         1              1             1
                                                                                       --------        --------     --------

                                                                                        $    31        $    27       $    25
                                                                                       --------        --------     --------
  Employee Benefit Plans

  Pension Plans
  Defined Benefit

  Lutheran Brotherhood has noncontributory defined benefit plans which cover substantially all employees. The Society's policy is to fund all defined benefit pension costs using the aggregate level value method. In comparison to other acceptable methods, the annual contributions under the aggregate level method are generally higher in the earlier years and decrease over time.

  Components of net pension cost for the years ended December 31 were as follows:

                                                                                           2001           2000          1999

     Service cost - benefits earned during the year                                     $     6        $     5        $    5
     Interest cost on projected benefit obligations                                          10              9             8
     Expected return on assets                                                              (12)            (8)           (8)
                                                                                       --------        --------     --------

     Net pension cost                                                                   $     4        $     6        $    5
                                                                                       ========        ========     ========

     The following rates were used in computing the pension cost for each of the three years in the period ended December 31:

                                                                                            2001           2000          1999

     Discount rates used to determine expense                                             7.00%           7.00%         7.00%
     Assumed rates of compensation increases                                              5.00%           5.00%         5.00%
     Expected long-term rates of return                                                   8.50%           7.00%         7.00%

     The following tables summarize the reconciliation of funded status as of December 31 of the pension plan, including the change in benefit obligation and the change in plan assets:

                                                                                                          2001          2000
     Change in benefit obligation
     ----------------------------

     Projected benefit obligation at beginning of year                                                   $ 140         $ 124

     Service cost                                                                                            6             5
     Interest cost                                                                                          10             9
     Plan amendment                                                                                          1             -
     Transfers from defined contribution                                                                     3             -
     Actuarial loss                                                                                          7             7
     Benefits paid                                                                                          (6)           (5)
                                                                                                       --------     --------

     Projected benefit obligation at end of year                                                         $ 161         $ 140
                                                                                                       ========     ========

     Change in plan assets
     ---------------------

     Fair value of plan assets at beginning of year                                                      $ 139         $ 124

     Actual return on plan assets                                                                           12            15
     Employer contribution                                                                                   3             5
     Transfers from defined contribution                                                                     3             -
     Benefits paid                                                                                          (6)           (5)
                                                                                                       --------     --------

     Fair value of plan assets at end of year                                                            $ 151         $ 139

                                                                                                          2001          2000
     Funded status
     -------------

     Funded status                                                                                       $ (10)       $   (1)
     Unrecognized prior service cost                                                                         1             -
     Unrecognized actuarial loss (gain)                                                                      3            (4)
     Unrecognized transition amount                                                                          1             1
                                                                                                       --------     --------

     Accrued benefit cost                                                                                $  (5)       $   (4)
                                                                                                       ========     ========

     Plan assets are held on deposit with the Society and invested primarily in corporate bonds and mortgage loans. Plan contributions are accumulated in a deposit administration fund, which is a part of the general assets of the Society. The accrued retirement liability at December 31, 2001 of $156 is included in contract reserves and other liabilities.

     The following rates were used in computation of the funded status for the plan at December 31:

                                                                                                           2001         2000

     Discount rates used for obligations                                                                  7.00%        7.00%
     Assumed rates of compensation increases                                                              5.00%        5.00%

  Defined Contribution

  The Society has noncontributory defined contribution retirement plans which cover substantially all employees and field representatives and a noncontributory non-qualified deferred compensation plan which covers substantially all of its general agents. As of January 1, 2001, approximately $139 of the defined contribution retirement plans' assets were held by the Society and the remaining $151 were held in a separate trust. The accrued retirement liability at December 31, 2001 of $152 is included in contract reserves. Expenses related to the retirement plan for the years ended December 31, 2001, 2000 and 1999 were $9, $11 and $12, respectively. Accumulated vested deferred compensation benefits at December 31, 2001 and 2000 total $71 and $66, respectively, and are included in other liabilities.

  The Society has established contributory 401(k) defined contribution plans which cover substantially all employees and field representatives. Participants are immediately vested in their contributions plus investment earnings thereon.

  Postretirement Benefits Other Than Pensions
  The Society has a postretirement medical benefit plan which provides for a minor subsidy of certain medical benefits for eligible early retirees until age 65. The Society's obligation for post-retirement medical benefits under the plan is not significant.

  Reinsurance

  In the normal course of business, the Society seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to other insurance enterprises or reinsurers under reinsurance contracts. As of December 31, 2001, total life insurance inforce approximated $52 billion, of which approximately $1 billion had been ceded to various reinsurers. The Society retains a maximum of $2 of coverage per individual life. Premiums ceded to other companies of $7 are reported as a reduction in premium income and benefits were reduced by $4 for reinsurance recoverable for the year ended December 31, 2001.

  Reinsurance contracts do not relieve the Society from its obligations to contractholders. Failure of reinsurers to honor their obligations could result in losses to the Society; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 2001.

  Commitments and Contingencies

  Financial Commitments
  The Society has commitments to extend credit for mortgage loans and other lines of credit of $84 and $104 at December 31, 2001 and 2000, respectively. Commitments to purchase other invested assets were $132 and $117 at December 31, 2001 and 2000, respectively.

  Disclosures About Fair Value of Financial Instruments

  The following methods and assumptions were used in estimating fair value disclosures for financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument.

  Fixed Income Securities: Fair values for fixed income securities are based on quoted market prices, where available. For fixed income securities not actively traded in the market, fair values are estimated using market quotes from brokers or internally developed pricing methods.

  Equity Securities: Fair values for equity securities are based on quoted market prices, where available. For equity securities not actively traded in the market, fair values are estimated using market quotes from brokers or internally developed pricing methods.

  Mortgage Loans: The fair values for mortgage loans are estimated using discounted cash flow analyses, using interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.

  Loans to Contractholders: The carrying amount reported in the balance sheet approximates fair value since loans on insurance contracts reduce the amount payable at death or at surrender of the contract.

  Cash and Cash Equivalents, Short-Term Investments: The carrying amounts for these assets approximate the assets' fair values.

  Separate Account Assets and Liabilities: The carrying amounts reported for separate account assets and liabilities approximate their respective fair values.

  Other Financial Instruments Recorded as Assets: The carrying amounts for these financial instruments (primarily loans receivable and other investments), approximate those assets' fair values.

  Investment Contract Liabilities: The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

  For supplementary contracts and immediate annuities without life contingencies, the carrying amounts approximate those liabilities' fair value.

  The carrying amounts reported for other investment contracts, which include participating pension contracts and retirement plan deposits, approximate those liabilities' fair value.

  Other Deposit Liabilities: The carrying amounts for dividend accumulations and premium deposit funds approximate the liabilities' fair value.

  Other Financial Instruments Recorded as Liabilities: The carrying amounts for these financial instruments (primarily deposits and advances payable) approximate those liabilities' fair values.

  The carrying amounts and estimated fair values of the Society's financial instruments at December 31 are as follows:

                                                                                  2001                          2000
                                                                        ----------------------         --------------------
                                                                      Carrying           Fair         Carrying        Fair
                                                                       Amount           Value          Amount         Value
     Financial instruments recorded as assets
       Fixed income securities                                        $  7,924         $  7,924       $  7,374      $  7,374
       Equity securities                                                   668              668            722           722
       Mortgage loans:
           Residential and commercial                                    1,858            2,021          1,865         2,007
           Loans to Lutheran churches                                      395              418            371           376
       Loans to contractholders                                            766              766            748           748
       Cash and cash equivalents                                           953              953            749           749
       Short-term investments                                              325              325            290           290
       Separate account assets                                           7,645            7,645          8,842         8,842
       Other financial instruments recorded as assets                       97               97             85            85

     Financial instruments recorded as liabilities
       Investment contracts:
           Deferred annuities                                          $ 2,457         $  2,420       $  2,465       $ 2,427
           Supplementary contracts and immediate annuities                 485              485            433           433
       Other deposit liabilities:
           Dividend accumulations                                           36               36             35            35
           Premium deposit funds                                             1                1              1             1
       Separate account liabilities                                      7,594            7,594          8,842         8,842
       Other financial instruments recorded as liabilities                  91               91             79            79
  Statutory Financial Information

  Accounting practices used to prepare statutory financial statements for regulatory filing of fraternal life insurance companies differ from accounting principles generally accepted in the United States of America (GAAP). Statutory financial statements are prepared in accordance with the NAIC Accounting Practices and Procedures manual -Version effective January 1, 2001. The following reconciles the Society's statutory net change in surplus and statutory surplus determined in accordance with accounting practices prescribed or permitted by the Department of Commerce of the State of Minnesota with net income (loss) and members' equity on a GAAP basis.

                                                                                                                Year Ended
                                                                                                             December 31,
                                                                                                           -----------------
                                                                                                          2001          2000

     Net change in statutory surplus                                                                  $    (94)     $    (59)
     Change in asset valuation reserves                                                                    (31)          (45)
                                                                                                       --------     --------

       Net change in statutory surplus and asset valuation reserves                                       (125)         (104)

     Adjustments:
       Future contract benefits and contractholders' account balances                                       75            56
       Deferred acquisition costs                                                                           23            98
       Investment gains                                                                                     35            33
       Other, net                                                                                          (12)           45
                                                                                                       --------     --------

     Consolidated net income (loss)                                                                  $      (4)     $    128
                                                                                                       ========     ========

     Statutory surplus                                                                                 $ 1,124       $ 1,218
     Asset valuation reserves                                                                              217           248
                                                                                                       --------     --------

       Statutory surplus and asset valuation reserves                                                    1,341         1,466

     Adjustments:
       Future contract benefits and contractholders' account balances                                     (327)         (388)
       Deferred acquisition costs                                                                        1,179         1,181
       Interest maintenance reserves                                                                        53            78
       Valuation of investments                                                                             97           (43)
       Dividend liability                                                                                  111           117
       Other, net                                                                                           28            41
                                                                                                       --------     --------

     Consolidated members' equity                                                                      $ 2,482       $ 2,452
                                                                                                       ========     ========
  Supplementary Financial Data

  Following is a condensed synopsis of statutory financial information of the Society (excluding affiliated subsidiaries) at December 31, 2001 and 2000. This information is included to satisfy certain state reporting requirements for fraternals.

                                                                                                             December 31,
                                                                                                         -----------------
                                                                                                         2001          2000

     Invested and other admitted assets                                                               $ 12,958      $ 12,260
     Assets held in separate accounts                                                                    3,863         4,165
                                                                                                      --------      --------

       Total assets                                                                                   $ 16,821      $ 16,425
                                                                                                      ========      ========

     Contract reserves                                                                                $ 10,499     $   9,903
     Liabilities related to separate accounts                                                            3,721         4,031
     Other liabilities and asset reserves                                                                1,477         1,273
                                                                                                      --------      --------

       Total liabilities and asset reserves                                                             15,697        15,207
                                                                                                      --------      --------

     Unassigned surplus                                                                                  1,124         1,218
                                                                                                      --------      --------

       Total liabilities, asset reserves and surplus                                                  $ 16,821      $ 16,425
                                                                                                      ========      ========

     (Loss) savings from operations before net realized capital gains                               $      (61)   $       32
     Net realized capital gains (losses)                                                                   (19)           44
                                                                                                      --------      --------

       Net (loss) savings from operations                                                                  (80)           76

     Total other changes                                                                                   (14)         (135)
                                                                                                      --------      --------

     Net change in unassigned surplus                                                               $      (94)   $      (59)
                                                                                                      --------      --------
  Legal Matters

  The Society is involved in various pending or threatened legal proceedings arising out of the normal course of business. Also, the Society has been named in civil litigation proceedings alleging inappropriate life insurance sales practices by the Society, which appear to be similar to claims asserted in class actions brought against many other life insurers. These matters are sometimes referred to as market conduct lawsuits. The Society believes it has substantial defenses to these actions and intends to assert them in the courts where the actions were filed. While the ultimate resolution of such litigation cannot be predicted with certainty at this time, in the opinion of management such matters will not have a material adverse effect on the financial position or results of operations of the Society.

  Subsequent Event

  On January 1, 2002, the Society merged with and into AAL, a Wisconsin-domiciled fraternal benefit society, pursuant to an agreement and plan of merger dated June 27, 2001. The merger will be accounted for as a pooling of interests transaction, and as such, future consolidated financial statements of AAL will include the Society's financial information as if the Society had always been part of AAL.

  The following unaudited pro forma combined financial data is presented for informational purposes only. It is not necessarily indicative of the results of operations or of the financial position that would have occurred had the merger been completed during the periods or as of the date for which the pro forma data is presented. It is also not necessarily indicative of the combined company's future results of operations or financial position.

  Unaudited pro forma combined statements of income data (in millions):

                                                                                                             Year Ended
                                                                                                            December 31,
                                                                                                           -----------------
                                                                                                          2001          2000

     Revenue                                                                                         $   4,150     $   4,144
     Net income                                                                                            135           356

     Unaudited pro forma combined balance sheet data (in millions):
                                                                                                            Year Ended
                                                                                                           December 31,
                                                                                                          -----------------
                                                                                                         2001          2000

     Total assets                                                                                    $  45,897      $ 44,835
     Total certificateholders' surplus                                                                   5,347         5,076

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

  Financial Statements in Part B:

AAL Variable Annuity Account II
The following audited financial statements are included in Part B of this Registration Statement. The financial statements are:

  Report of Independent Auditors
  Statement of Assets and Liabilities as of December 31, 2001
  Statement of Operations for the year ended December 31, 2001
  Statement of Changes in Net Assets for the year ended December 31, 2001, and 2000
  Notes to Financial Statements dated December 31, 2001

Aid Association for Lutherans/Lutheran Brotherhood("AAL/LB") ("Depositor")
The following audited Supplemental Consolidated Financial Statements of AAL/LB as of December 31, 2001 are included in Part B:

  Report of Independent Auditors
  Supplemental Consolidated Balance Sheet
  Supplemental Consolidated Statement of Income
  Supplemental Consolidated Statement of Changes in Member's Equity
  Supplemental Consolidated Statement of Cash Flows
  Supplemental Consolidated Financial Statements

Aid Association for Lutherans
The following audited financial statements of Aid Association for Lutherans as of December 31, 2001, December 31, 2000, and December 31, 1999, are included in Part B:

  Report of Independent Auditors
  Consolidated Balance Sheets
  Consolidated Statements of Income
  Consolidated Statements of Changes in Certificate Holders' Surplus
  Consolidated Statements of Cash Flow
  Notes to Financial Statements

Lutheran Brotherhood
The following audited financial statements of Lutheran Brotherhood as of December 31, 2001, December 31, 2000, and December 31, 1999, are included in Part B:

  Report of Independent Accountants
  Consolidated Balance Sheet
  Consolidated Statement of Operations
  Consolidated Statement of Member's Equity
  Consolidated Statement of Cash Flows
  Notes to Consolidated Financial Statements
  Exhibits:

Except as noted below, all required exhibits have been previously filed and are incorporated by reference from Registrant’s prior Registration Statement.

Exhibit   Name of Exhibit                                         Incorporated by Reference          Filed
Number                                                                                               Herewith

1         Resolution of the Board of Directors of the Depositor
          authorizing the establishment of AAL Variable Annuity   Pre-Effective Amendment #1 dated
          Account II                                              February 5, 1999
2         Not applicable
3         Amended and Restated Principal Underwriting and         Post Effective Amendment #3
          Servicing Agreement between Aid Association for         dated April 20, 2000
          Lutherans (AAL), the Accounts and AAL Capital
          Management Corporation (AAL CMC) dated January 1, 2000
4(a)      Variable Annuity Certificate                            Post Effective Amendment #5
                                                                  dated February 26, 2001
4(b)      Omnibus IRA Endorsements                                Post Effective Amendments #5
                                                                  dated February 27, 1998 and #7
                                                                  dated April 24, 1999/1/
4(c)      403(b) Endorsement and SIMPLE-IRA Endorsement           Post Effective Amendment #5
                                                                  dated February 27, 1998/1/
4(d)      Variation certificate specification pages                                                       X

4(e)      Administrative Change Forms including:
          o   Variable Products Allocation                                                                X
                Change/Remittance Request
          o   Telephone Transaction Authorization
          o   Subaccount Transfer Selection

5         Variable Immediate Annuity Application                                                          X

5(a)      Standard Computer Certificate Application Form          Post Effective Amendment #1
                                                                  dated May 27, 1999
5(b)      Immediate Variable Annuity Option Selection Form        Post Effective Amendment #1
                                                                  dated May 27, 1999/1/
6(a)      Articles of Incorporation of Depositor                  Post Effective Amendment #4
                                                                  dated April 20, 2000
6(b)      Bylaws of Depositor                                                                             X
7         Not applicable
8(a)      Second Amended and Restated Participation Agreement
          between AAL, the Accounts and the Fund as of January                                            X
          1, 2002
8(b)      Second Amended and Restated Participation Agreement
          between AAL, the AAL Savings Plan and the Fund dated                                            X
          January 1, 2002
8c)       Form of Broker/Dealer Supervisory and Service Agent                                             X
          Agmt (cross-selling agreement)
9         Opinion of Counsel as to the legality of the                                                    X
          securities being registered (including written
          consent)
10(a)     Consent of Independent Auditors - Ernst & Young LLP                                             X
10(b)     Consent of Independent Accountants -                                                            X
          PriceWaterhouseCoopers LLC
11        Not applicable
12        Not applicable
13        Schedules for computation of each performance           Post Effective Amendment #4
          quotation in the Registration Statement                 dated April 20, 2000
15        Powers of Attorney                                                                              X

______________
/1/  Incorporated by reference from previously filed registration  statement for the AAL Variable Annuity Account I file Nos. 33-82054, 811-8660.

Item 25. Directors and Officers of the Depositor

The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below (address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415 unless otherwise indicated):

Name and Principal                             Positions and Offices
Business Address                               with Depositor
----------------                               --------------

John O. Gilbert                                Chairman of the Board

Bruce J. Nicholson                             Director, President & CEO

Richard E. Beumer
Vice Chairman
Jacobs Engineering Group, Inc.                 Director
13723 Riverport Drive
Maryland Heights, MO  63043

Dr. Addie J. Butler                            Director
Community College of Philadelphia
Philadelphia, PA 19130

Elizabeth A. Duda                              Director
2450 Mikler Road
Oviedo, FL 32765

Gary J. Greenfield                             Director
President
Wisconsin Lutheran College
8830 West Bluemound Road
Milwaukee, WI 53226

Robert H. Hoffman                              Director
Vice President, Communication Division
Taylor Corporation
1725 Roe Crest Drive
P.O. Box 3728
North Mankato, MN 56002-3728

James M. Hushagen
Eisenhower & Carlson, PLLC                     Director
Edgewood, WA  98371

Richard C. Kessler
7380 Sand Lake Road, Suite 1200                Director
Orlando, FL 32819

Richard C. Lundell
7341 Dogwood                                   Director
Excelsior, MN  55331

John P. McDaniel
MedStar Health                                 Director
5565 Sterrett Place
Columbia, MD  21044

Paul W. Middeke
55 Forest Valley Court                         Director
St. Charles, MO  63301

Robert B. Peregrine                            Director
President
Peregrine & Roth, S.C.
633 West Wisconsin Avenue
Milwaukee, WI 53203-1960

Paul D. Schrage                                Director
Formerly Sr. Exec. Vice President &
Chief Marketing Officer
McDonald's Corporation
42237 N. 112th Place
Scottsdale, AZ  85262

Dr. Kurt M. Senske
Lutheran Social Services                       Director
408 West 45 Street
Austin, TX  78746

Dr. Albert Siu
AT&T                                           Director
Room 31A19
55 Corporate Drive
Bridgewater, NJ  08807

Roger G. Wheeler
Formerly President                             Director
Wheel-Air Charter, Inc.
6109 West 104th Street
Bloomington, MN 55438

Rev. Thomas R. Zehnder
Pastor                                         Director
King of Glory Lutheran Church
4897 Longhill Road
Williamsburg, VA  23188

Walter S. Rugland                              Senior Vice President
4321 North Ballard Road
Appleton, WI  54919

Woodrow E. Eno, Esq.                           Senior Vice President,
                                               Secretary and General Counsel

Fred Ohlde
4321 North Ballard Road
Appleton, WI  54919                            Senior Vice President

Jon M. Stellmacher
4321 North Ballard Road                        Executive Vice President
Appleton, WI  54919

James H. Abitz                                 Senior Vice President and
                                               Chief Investment Officer

Robert G. Same
222 W. College Avenue                          Vice President, Chief Compliance Officer and
Appleton, WI  54919                            Deputy General Counsel

Jennifer Martin                                Senior Vice President

Lawrence Stranghoener                          Executive Vice President & Chief Financial Officer

James Thompsen                                 Senior Vice President

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depisitor, established by the Board of Directors of the Depositor (then AAL) in 1999, pursuant to the laws of the State of Wisconsin. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons. On January 1, 2002, AAL ( the original Depositor) and Lutheran Brotherhood (“LB”) merged creating the largest fraternal benefit society in the United States. The merged organization continues to provide high quality insurance coverage, financial products and services, and fraternal benefits to help enhance the lives of its members. The merged organization operates under the Articles of Incorporation and Bylaws of AAL. Pending approval of a new name by the combined membership, the merged organization will operate as Aid Association for Lutherans/Lutheran Brotherhood (AAL/LB). AAL/LB continues to operate under the laws of the State of Wisconsin and controls the following wholly-owned direct and indirect subsidiaries: (a) AAL Holdings, Inc., a Delaware corporation that is a holding company that has no independent operations; (b) AAL Capital Management Corporation (AAL CMC), a Delaware corporation that is a registered adviser and broker-dealer; (c) North Meadows Investment Ltd., a Wisconsin corporation organized for the purpose of holding and investing in real estate; (d) AAL Bank & Trust, FSB, a federally chartered bank; (e) AAL Service Organization, Inc., a Wisconsin corporation that owns bank account withdrawal authorizations; (f) Lutheran Brotherhood Variable Products Insurance Company, a Minnesota corporation stock life insurance company that markets variable products; (g) Lutheran Brotherhood Property & Casualty Insurance Agency, Inc., a Minnesota corporation that markets auto and homeowners insurance products, and (h) Lutheran Brotherhood Research Corp., a Minnesota corporation, registered investment adviser to the Lutheran Brotherhood Family of Funds. Financial statements of AAL/LB will be filed on a consolidated basis with regard to each of the foregoing entities except Lutheran Brotherhood Property & Casualty Insurance Agency, Inc.

Parent Company                                              AAL
                                                            (Wisconsin corp.)

Holding Company                                             AAL Holdings, Inc.
                                                            (Delaware corp.)

Wholly-owned              AAL Capital Management            AAL Bank & Trust, FSB             North Meadows Investment
subsidiaries of           Corporation                       (Federal charter)                 Ltd.
AAL Holdings, Inc.        (Delaware corp.)                                                    (Wisconsin corp.)

                          AAL Service Organization, Inc.    Lutheran Brotherhood Variable     Lutheran Brotherhood
                          (Wisconsin corp.)                 Products Insurance Company        Property & Casualty
                                                            (Minnesota corp.)                 Insurance Agency, Inc.
                                                                                              (Minnesota corp.)

                                                            Lutheran Brotherhood Research
                                                            Corp. (Minnesota corp.)

Wholly-owned subsidiary of                       Lutheran Brotherhood Securities Corp.
Lutheran Brotherhood                                (Pennsylvania corp.)
Research Corp.

Item 27. Number of Certificate Owners

As of March 31, 2002, there were approximately 563 qualified and 530 non-qualified certificate owners.

Item 28. Indemnification

Section 33 of Depositor’s Bylaws, filed as an Exhibit to this Registration Statement, Section E, subsection (viii) of Article Seventh of the Fund’s Articles of Incorporation and Article X of the Fund’s Bylaws, and Section Eight of AAL CMC’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Fund, and AAL CMC of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or AAL CMC, unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section 3 of the Investment Advisory Agreement between the Fund and AAL CMC contains a provision in which the Fund and AAL CMC mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Sections 14 of the Transfer Agency Agreement between the Fund and AAL provide that each party shall indemnify the other for certain liability. Section 14 states that AAL shall act in good faith and use best efforts within reasonable limits to ensure the accuracy of the services performed for the Fund, but assumes no responsibility for loss or damage due to errors. However, AAL will hold the Fund harmless from all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the Fund as a result of AAL’s gross negligence, bad faith, or willful misfeasance or by reason of its reckless disregard of its obligations and duties under the Agreement, or that of its officers, agents and employees. The Fund shall indemnify and hold AAL harmless for all loss, cost damage and expense resulting from the performance of its duties, unless due to the gross negligence, bad faith, willful misfeasance or reckless disregard of its obligations on the part of AAL, its officers, employees and agents.

Section 8 of the Participation Agreement between AAL, the Accounts and the Fund contains a provision in which the Fund and AAL mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Section 8 of the Participation Agreement between AAL, the AAL Savings Plan, AAL CMC and the Fund contains a provision in which the Fund and AAL mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Section 8 of the Principal Underwriting and Servicing Agreement between AAL and AAL CMC contains a provision in which AAL and AAL CMC mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Fund or AAL CMC of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Fund or AAL CMC will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

  AAL CMC, the principal underwriter of the Certificates, is also the distributor of the shares of The AAL Mutual Funds, a Massachusetts Business Trust offering a series of individual funds. The AAL Mutual Funds is an open-end management investment company.

  The directors and principal officers of AAL CMC are set out below. Unless otherwise indicated, the principal business address of each person named below is 4321 North Ballard Road Appleton, WI 54919.
      Name and Principal                   Positions and Offices
      Business Address                     with Underwriter
      ----------------                     ----------------

      Woodrow E. Eno                       Chairman of the Board
      625 Fourth Avenue South
      Minneapolis, MN  55415

      James H. Abitz                       Director, Senior Vice President and
      625 Fourth Avenue South              Chief Investment Officer
      Minneapolis, MN  55415

      Robert G. Same                       Director and President
      222 West College Avenue
      Appleton, WI  54911

      James H. Krueger                     Director and Vice President

      Jon M. Stellmacher                   Director and Vice President

      Carl J. Rudolph                      Director

      Bryan K. Stoltenberg                 Director and Vice President

      Jeffrey L. Verhagen                  Vice President

      Steven R. Wendt                      Vice President and Chief Financial Officer

      Jeffery R. Kargus                    Treasurer

      Thomas R. Mischka                    Vice President

      Lori Richardson                      Vice President
      222 West College Avenue
      Appleton, WI  54911

      Michael Mevis                        Vice President

      Marnie Loomans-Thuecks               Vice President
      4321 North Ballard Road
      Appleton, WI  54919

      Brian Picard                         Vice President and Chief Compliance Officer

      John Bock                            Vice President

      Charles D. Gariboldi                 Vice President

      Charles A. Friedman                  Vice President

      David A. Christopher                 Vice President

      Reginald Pfeifer                     Vice President

      David Francis                        Vice President

      Brett L. Agnew                       Assistant Secretary
  Not Applicable.

Item 30. Location of Accounts and Records

The accounts and records of Registrant are located at the offices of the Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota, 55415, 4321 North Ballard Road, Appleton, Wisconsin, 54919, and 222 West College Avenue, Appleton, Wisconsin, 54911.

Item 31. Services

Not Applicable.

Item 32. Undertakings

  Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the certificates may be accepted.

  Registrant undertakes to include either: (1) as part of any application to purchase a certificate offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

  Registrant undertakes to deliver any Statement of Additional Information or financial statements required to be made available under this Form promptly, upon either written or oral request.

  The Depository insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the City of Appleton and State of Wisconsin on this 26th day of April 2002.

                                        AAL VARIABLE ANNUITY ACCOUNT II
                                        (Registrant)
                                        By: Aid Association for Lutherans/Lutheran Brotherhood
                                        (Depositor, on behalf of itself and Registrant)

/s/Bruce J. Nicholson                     President and Chief Executive Officer         April 26, 2002
----------------------------------        (Principal Executive Officer)
Bruce J. Nicholson

     As  required  by the  Securities  Act of 1933,  this  amended  Registration
Statement has been signed by the following  persons in the capacities and on the dates indicated:

/s/ Bruce J. Nicholson                    President and Chief Executive Officer         April 26, 2002
----------------------------------        (Principal Executive Officer)
Bruce J. Nicholson

/s/ Lawrence W. Stranghoener               Executive Vice President and Chief
----------------------------------         Financial Officer                             April 26, 2002
Lawrence W. Stranghoener                   (Principal Accounting Financial Officer)

All of the Board of Directors:

Richard E. Beumer             James M. Hushagen          Robert B. Peregrine
Dr. Addie J. Butler           Richard C. Kessler         Paul D. Schrage
Elizabeth A. Duda             Richard C. Lundell         Dr. Kurt M. Senske
John O. Gilbert               John P. McDaniel           Dr. Albert Siu
Gary J. Greenfield            Paul W. Middeke            Roger B. Wheeler
Robert H. Hoffman                                        Rev. Thomas R. Zehnder

     Bruce J.  Nicholson,  by signing  his name  hereto,  does  hereby sign this document  on behalf of  himself  and each of the  above-named  Directors  of Aid
Association  for Lutherans  pursuant to powers of attorney duly executed by such persons.

/s/ Bruce J. Nicholson                                          April 26, 2002
-------------------------------------------
Bruce J. Nicholson
Attorney-in-Fact

AAL VARIABLE ANNUITY ACCOUNT II

INDEX TO EXHIBITS

The exhibits below represent only those exhibits which are newly filed with this Registration Statement. See Item 24(b) of Part C for exhibits not listed below.

Exhibit
Number   Name of Exhibit
------   ---------------

4(d)     Variation certificate specification pages

4(e)     Administrative Change Forms including:
          o   Variable Products Allocation Change/Remittance Request
          o   Telephone Transaction Authorization
          o   Subaccount Transfer Selection

5        Variable Immediate Annuity Application

6(b)     Bylaws of Depositor

8(a)     Second Amended and Restated Participation Agreement between AAL, the Accounts and the Fund as of January 1, 2002

8(b)     Second Amended and Restated Participation Agreement between AAL, the AAL Savings
         Plan and the Fund dated January 1, 2002

8(c)     Form of Broker/Dealer Supervisory and Service Agent Agmt (cross-selling agreement)

9        Opinion of Counsel as to the legality of the securities being registered
         (including written consent)

10(a)    Consent of Independent Auditors - Ernst & Young LLP

10(b)    Consent of Independent Accountants - PriceWaterhouseCoopers LLC

15       Powers of Attorney